united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-05010

Mutual Fund and Variable Insurance Trust
(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington NY	11743
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-631-629-4237

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Rational Dynamic Brands Fund

Class A (HSUAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.47%

How did the Fund perform during the reporting period?

Happy New Year! 2024 was another solid year for those investing in the global consumption theme and in dominant, global franchises, we like to call, Mega Brands.

The Dynamic Brands Fund return for 2024 was +25.94%, outperforming the MSCI All-Country World Index +18.01% and the S&P 500 return of +25.02%.

The Brands Portfolio

At the time of this writing, your allocation to the Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving these industries. They include:

• E-commerce.

• Broad retail and grocery.

• Private market asset managers.

• Luxury Apparel & Goods.

• Experiences, live & streaming.

• Tech Hardware: Apple.

• AI, Business Innovation Spending, and Cloud adoption.

• Advertising & social commerce.

• Fast casual dining.

• Insurance spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
Rational Dynamic Brands Fund - with load
S&P 500® Index
MSCI ACWI Gross (USD)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$27,381
$26,080
$25,439
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational Dynamic Brands Fund	Rational Dynamic Brands Fund - with load	S&P 500® Index	MSCI ACWI Gross (USD)
12/31/14	$10,000	$9,525	$10,000	$10,000
12/31/15	$9,179	$8,742	$10,138	$9,816
12/31/16	$9,813	$9,346	$11,351	$10,649
12/31/17	$11,215	$10,683	$13,829	$13,271
12/31/18	$11,286	$10,750	$13,223	$12,086
12/31/19	$14,302	$13,622	$17,386	$15,385
12/31/20	$20,725	$19,741	$20,585	$17,973
12/31/21	$23,749	$22,621	$26,494	$21,395
12/31/22	$15,299	$14,572	$21,696	$17,552
12/31/23	$21,741	$20,708	$27,399	$21,556
12/31/24	$27,381	$26,080	$34,254	$25,439

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund
Without Load	25.94%	13.87%	10.60%
With Load	19.96%	12.77%	10.06%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,920,891
  Number of Portfolio Holdings23
  Advisory Fee $545,891
  Portfolio Turnover340%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
34.4%
Financials
18.5%
Technology
16.2%
Consumer Staples
15.5%
Communications
15.2%
Money Market Funds
0.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Communications	15.2%
Consumer Staples	15.5%
Technology	16.2%
Financials	18.5%
Consumer Discretionary	34.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	14.1%
Walmart, Inc.	6.2%
L'Oreal S.A. - ADR	5.0%
LVMH Moet Hennessy Louis Vuitton S.E. - ADR	5.0%
KKR & Company, Inc.	4.8%
Salesforce, Inc.	4.8%
Apollo Global Management, Inc.	4.7%
Apple, Inc.	4.6%
Blackstone, Inc.	4.6%
Progressive Corporation (The)	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Dynamic Brands Fund - Class A (HSUAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HSUAX

Rational Dynamic Brands Fund

Class C (HSUCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.16%

How did the Fund perform during the reporting period?

Happy New Year! 2024 was another solid year for those investing in the global consumption theme and in dominant, global franchises, we like to call, Mega Brands.

The Dynamic Brands Fund return for 2024 was +25.05%, outperforming the MSCI All-Country World Index +18.01% and the S&P 500 return of +25.02%.

The Brands Portfolio

At the time of this writing, your allocation to the Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving these industries. They include:

• E-commerce.

• Broad retail and grocery.

• Private market asset managers.

• Luxury Apparel & Goods.

• Experiences, live & streaming.

• Tech Hardware: Apple.

• AI, Business Innovation Spending, and Cloud adoption.

• Advertising & social commerce.

• Fast casual dining.

• Insurance spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
MSCI ACWI Gross (USD)
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$25,677
$25,439
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Dynamic Brands Fund	MSCI ACWI Gross (USD)	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,144	$9,816	$10,138
Dec-2016	$9,709	$10,649	$11,351
Dec-2017	$11,071	$13,271	$13,829
Dec-2018	$11,069	$12,086	$13,223
Dec-2019	$13,896	$15,385	$17,386
Dec-2020	$19,983	$17,973	$20,585
Dec-2021	$22,750	$21,395	$26,494
Dec-2022	$14,556	$17,552	$21,696
Dec-2023	$20,534	$21,556	$27,399
Dec-2024	$25,677	$25,439	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	25.05%	13.07%	9.89%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,920,891
  Number of Portfolio Holdings23
  Advisory Fee $545,891
  Portfolio Turnover340%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Communications	15.2%
Consumer Staples	15.5%
Technology	16.2%
Financials	18.5%
Consumer Discretionary	34.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	14.1%
Walmart, Inc.	6.2%
L'Oreal S.A. - ADR	5.0%
LVMH Moet Hennessy Louis Vuitton S.E. - ADR	5.0%
KKR & Company, Inc.	4.8%
Salesforce, Inc.	4.8%
Apollo Global Management, Inc.	4.7%
Apple, Inc.	4.6%
Blackstone, Inc.	4.6%
Progressive Corporation (The)	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Dynamic Brands Fund - Class C (HSUCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HSUCX

Rational Dynamic Brands Fund

Institutional  (HSUTX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$136	1.20%

How did the Fund perform during the reporting period?

Happy New Year! 2024 was another solid year for those investing in the global consumption theme and in dominant, global franchises, we like to call, Mega Brands.

The Dynamic Brands Fund return for 2024 was +26.26%, outperforming the MSCI All-Country World Index +18.01% and the S&P 500 return of +25.02%.

The Brands Portfolio

At the time of this writing, your allocation to the Brands portfolio offers access to very important consumer spending and business innovation spending through the dominant brands serving these industries. They include:

• E-commerce.

• Broad retail and grocery.

• Private market asset managers.

• Luxury Apparel & Goods.

• Experiences, live & streaming.

• Tech Hardware: Apple.

• AI, Business Innovation Spending, and Cloud adoption.

• Advertising & social commerce.

• Fast casual dining.

• Insurance spending.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Dynamic Brands Fund
MSCI ACWI Gross (USD)
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$28,137
$25,439
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Dynamic Brands Fund	MSCI ACWI Gross (USD)	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,218	$9,816	$10,138
Dec-2016	$9,883	$10,649	$11,351
Dec-2017	$11,332	$13,271	$13,829
Dec-2018	$11,413	$12,086	$13,223
Dec-2019	$14,498	$15,385	$17,386
Dec-2020	$21,062	$17,973	$20,585
Dec-2021	$24,214	$21,395	$26,494
Dec-2022	$15,639	$17,552	$21,696
Dec-2023	$22,285	$21,556	$27,399
Dec-2024	$28,137	$25,439	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Dynamic Brands Fund	26.26%	14.18%	10.90%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$76,920,891
  Number of Portfolio Holdings23
  Advisory Fee $545,891
  Portfolio Turnover340%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Communications	15.2%
Consumer Staples	15.5%
Technology	16.2%
Financials	18.5%
Consumer Discretionary	34.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Amazon.com, Inc.	14.1%
Walmart, Inc.	6.2%
L'Oreal S.A. - ADR	5.0%
LVMH Moet Hennessy Louis Vuitton S.E. - ADR	5.0%
KKR & Company, Inc.	4.8%
Salesforce, Inc.	4.8%
Apollo Global Management, Inc.	4.7%
Apple, Inc.	4.6%
Blackstone, Inc.	4.6%
Progressive Corporation (The)	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Dynamic Brands Fund - Institutional (HSUTX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HSUTX

Rational Equity Armor Fund

Class A (HDCAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.81%

How did the Fund perform during the reporting period?

The Rational Equity Armor Fund (the "Fund") demonstrated strong performance during the reporting period, achieving a 16.54% gain, reflecting our disciplined approach in a dynamic market.

Market Overview

The past year saw a significant equity market rally alongside stable volatility. This environment, challenging for many hedged equity funds, proved resilient for our strategy. Market growth offered opportunities, while steady volatility required precise hedging to optimize returns.

Performance Drivers

1. Upside Capture, Limited Drag: The Fund outperformed hedged equity peers by effectively capturing market upside while minimizing drag from long-volatility strategies. Managing volatility during stable periods proved particularly successful.

2. Volatility Management Expertise: Leveraging our team's VIX trading experience since 2007, we used advanced techniques to manage volatility costs. This maintained hedging benefits without excessive return erosion, marking progress in reducing historical long-volatility drag.

3. Strategic Stock Selection: Our ability to select stocks suited to the evolving macro environment, particularly the end of Fed rate hikes, significantly contributed to performance. Our adaptable model effectively positioned the portfolio to capitalize on sectors benefiting from a more stable monetary policy.

Looking Ahead

We remain focused on balancing upside potential with downside protection. We will continue to utilize our volatility management and stock selection expertise to navigate future market dynamics.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
Rational Equity Armor Fund - with load
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$25,950
$13,695
$13,043
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational Equity Armor Fund	Rational Equity Armor Fund - with load	S&P 500® Index	S&P 500® Value Index
12/31/14	$10,000	$9,524	$10,000	$10,000
12/31/15	$9,640	$9,182	$10,138	$9,687
12/31/16	$10,208	$9,722	$11,351	$11,372
12/31/17	$9,980	$9,505	$13,829	$13,119
12/31/18	$8,760	$8,344	$13,223	$11,944
12/31/19	$9,727	$9,264	$17,386	$15,758
12/31/20	$11,258	$10,722	$20,585	$15,972
12/31/21	$12,846	$12,235	$26,494	$19,949
12/31/22	$11,451	$10,906	$21,696	$18,907
12/31/23	$11,751	$11,192	$27,399	$23,110
12/31/24	$13,695	$13,043	$34,254	$25,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	16.54%	7.08%	3.19%
With Load	10.97%	6.03%	2.69%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,787,968
  Number of Portfolio Holdings45
  Advisory Fee $255,154
  Portfolio Turnover270%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
25.3%
Technology
24.1%
Financials
9.8%
Consumer Discretionary
8.6%
Health Care
5.7%
Communications
5.3%
Energy
3.5%
Utilities
3.2%
Money Market Funds
2.3%
Consumer Staples
1.9%
Industrials
1.8%
Real Estate
1.7%
Other Assets in Excess of Liabilities
6.8%

Value	Value
Other Assets in Excess of Liabilities	6.8%
Real Estate	1.7%
Industrials	1.8%
Consumer Staples	1.9%
Money Market Funds	2.3%
Utilities	3.2%
Energy	3.5%
Communications	5.3%
Health Care	5.7%
Consumer Discretionary	8.6%
Financials	9.8%
Technology	24.1%
Equity	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.6%
Berkshire Hathaway, Inc., Class A	3.9%
Apple, Inc.	3.9%
iShares Core S&P 500 ETF	3.7%
Microsoft Corporation	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.9%
Home Depot, Inc. (The)	2.8%
International Business Machines Corporation	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Equity Armor Fund - Class A (HDCAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HDCAX

Rational Equity Armor Fund

Class C (HDCEX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$272	2.52%

How did the Fund perform during the reporting period?

The Rational Equity Armor Fund (the "Fund") demonstrated strong performance during the reporting period, achieving a 15.80% gain, reflecting our disciplined approach in a dynamic market.

Market Overview

The past year saw a significant equity market rally alongside stable volatility. This environment, challenging for many hedged equity funds, proved resilient for our strategy. Market growth offered opportunities, while steady volatility required precise hedging to optimize returns.

Performance Drivers

1. Upside Capture, Limited Drag: The Fund outperformed hedged equity peers by effectively capturing market upside while minimizing drag from long-volatility strategies. Managing volatility during stable periods proved particularly successful.

2. Volatility Management Expertise: Leveraging our team's VIX trading experience since 2007, we used advanced techniques to manage volatility costs. This maintained hedging benefits without excessive return erosion, marking progress in reducing historical long-volatility drag.

3. Strategic Stock Selection: Our ability to select stocks suited to the evolving macro environment, particularly the end of Fed rate hikes, significantly contributed to performance. Our adaptable model effectively positioned the portfolio to capitalize on sectors benefiting from a more stable monetary policy.

Looking Ahead

We remain focused on balancing upside potential with downside protection. We will continue to utilize our volatility management and stock selection expertise to navigate future market dynamics.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$25,950
$12,839
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,592	$10,138	$9,687
Dec-2016	$10,104	$11,351	$11,372
Dec-2017	$9,833	$13,829	$13,119
Dec-2018	$8,589	$13,223	$11,944
Dec-2019	$9,439	$17,386	$15,758
Dec-2020	$10,843	$20,585	$15,972
Dec-2021	$12,296	$26,494	$19,949
Dec-2022	$10,881	$21,696	$18,907
Dec-2023	$11,087	$27,399	$23,110
Dec-2024	$12,839	$34,254	$25,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	15.80%	6.35%	2.53%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,787,968
  Number of Portfolio Holdings45
  Advisory Fee $255,154
  Portfolio Turnover270%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.8%
Real Estate	1.7%
Industrials	1.8%
Consumer Staples	1.9%
Money Market Funds	2.3%
Utilities	3.2%
Energy	3.5%
Communications	5.3%
Health Care	5.7%
Consumer Discretionary	8.6%
Financials	9.8%
Technology	24.1%
Equity	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.6%
Berkshire Hathaway, Inc., Class A	3.9%
Apple, Inc.	3.9%
iShares Core S&P 500 ETF	3.7%
Microsoft Corporation	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.9%
Home Depot, Inc. (The)	2.8%
International Business Machines Corporation	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Equity Armor Fund - Class C (HDCEX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HDCEX

Rational Equity Armor Fund

Institutional (HDCTX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$169	1.56%

How did the Fund perform during the reporting period?

The Rational Equity Armor Fund (the "Fund") demonstrated strong performance during the reporting period, achieving a 16.85% gain, reflecting our disciplined approach in a dynamic market.

Market Overview

The past year saw a significant equity market rally alongside stable volatility. This environment, challenging for many hedged equity funds, proved resilient for our strategy. Market growth offered opportunities, while steady volatility required precise hedging to optimize returns.

Performance Drivers

1. Upside Capture, Limited Drag: The Fund outperformed hedged equity peers by effectively capturing market upside while minimizing drag from long-volatility strategies. Managing volatility during stable periods proved particularly successful.

2. Volatility Management Expertise: Leveraging our team's VIX trading experience since 2007, we used advanced techniques to manage volatility costs. This maintained hedging benefits without excessive return erosion, marking progress in reducing historical long-volatility drag.

3. Strategic Stock Selection: Our ability to select stocks suited to the evolving macro environment, particularly the end of Fed rate hikes, significantly contributed to performance. Our adaptable model effectively positioned the portfolio to capitalize on sectors benefiting from a more stable monetary policy.

Looking Ahead

We remain focused on balancing upside potential with downside protection. We will continue to utilize our volatility management and stock selection expertise to navigate future market dynamics.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Equity Armor Fund
S&P 500® Index
S&P 500® Value Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$25,950
$14,062
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,675	$10,138	$9,687
Dec-2016	$10,270	$11,351	$11,372
Dec-2017	$10,066	$13,829	$13,119
Dec-2018	$8,861	$13,223	$11,944
Dec-2019	$9,865	$17,386	$15,758
Dec-2020	$11,429	$20,585	$15,972
Dec-2021	$13,088	$26,494	$19,949
Dec-2022	$11,690	$21,696	$18,907
Dec-2023	$12,034	$27,399	$23,110
Dec-2024	$14,062	$34,254	$25,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	16.85%	7.35%	3.47%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$34,787,968
  Number of Portfolio Holdings45
  Advisory Fee $255,154
  Portfolio Turnover270%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Exchange-Traded Funds	27.1%
Money Market Funds	2.5%
Purchased Options	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.8%
Real Estate	1.7%
Industrials	1.8%
Consumer Staples	1.9%
Money Market Funds	2.3%
Utilities	3.2%
Energy	3.5%
Communications	5.3%
Health Care	5.7%
Consumer Discretionary	8.6%
Financials	9.8%
Technology	24.1%
Equity	25.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.6%
Berkshire Hathaway, Inc., Class A	3.9%
Apple, Inc.	3.9%
iShares Core S&P 500 ETF	3.7%
Microsoft Corporation	3.2%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
Tesla, Inc.	2.9%
Home Depot, Inc. (The)	2.8%
International Business Machines Corporation	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Equity Armor Fund - Institutional (HDCTX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HDCTX

Rational Special Situations Income Fund

Class A (RFXAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$209	2.00%

How did the Fund perform during the reporting period?

The Rational Special Situations Income Fund (RFXAX or the "Fund") returned +8.68% in 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Agg”), which returned +1.25%. 2024 has been a year marked by higher risk-free rates; the 5-, 10-, and 30-year Treasury yields were all higher year-over-year by 50-75 bps. This placed a significant drag on the Agg while having only a modest effect on RFXAX. We have continued to keep our interest rate exposure low by holding mostly floating rate and shorter-dated fixed rate bonds; it is important to remember that the flip side of this is that an unexpected drop in rates will boost the Agg more than it boosts the Fund, all else equal.

This year also saw the loss-adjusted yield on pre-2008 senior vanilla non-agency RMBS fall from roughly 7.5% to 6.5%, and the yield on senior CMBS tranches go from the 10-12% range to 9-10%. The year was punctuated by frequent CMBS special situation trades, and we see no sign of those types of opportunities letting up. Interestingly, if commercial real estate improves significantly, it could lead to a rally in the prices of our CMBS positions, and if there is severe turmoil, many of those trades could pay off early and benefit the Fund. We believe we are well positioned for both types of tail events.

Ambac announced in June that they were going to sell their subsidiary Ambac Assurance Corp (“AAC”) to Oaktree Capital Management. We believe that Oaktree will have a strong incentive to wind down the company through proactive liability management of its insurance policies and debt. A few months after the announcement, the Ambac shareholders approved the sale to Oaktree and we are waiting for the regulators to give their approval as well. We believe that approval will come in early 2025.

While RMBS has continued to dominate our holdings, CMBS exposure has hovered in the 25-30% this year, and could increase as we find more opportunities. Special situation trades comprise more than half the portfolio, and we are optimistic that we will continue to find many more such trades in 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Rational Special Situations Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,906
$17,058
$11,432
$10,946
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational Special Situations Income Fund	Rational Special Situations Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/14	$10,000	$9,526	$10,000	$10,000
12/31/15	$10,358	$9,868	$10,055	$10,151
12/31/16	$10,761	$10,251	$10,321	$10,321
12/31/17	$12,443	$11,854	$10,687	$10,576
12/31/18	$13,811	$13,157	$10,688	$10,681
12/31/19	$14,886	$14,180	$11,620	$11,359
12/31/20	$15,273	$14,549	$12,492	$11,799
12/31/21	$16,036	$15,276	$12,299	$11,676
12/31/22	$15,860	$15,109	$10,699	$10,297
12/31/23	$16,476	$15,695	$11,291	$10,817
12/31/24	$17,906	$17,058	$11,432	$10,946

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund
Without Load	8.68%	3.76%	6.00%
With Load	3.54%	2.76%	5.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$997,890,314
  Number of Portfolio Holdings867
  Advisory Fee (net of waivers)$12,368,973
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Non-Agency Residential Mortgage Backed Securities
45.8%
CMBS
28.3%
Financials
16.6%
Money Market Funds
6.9%
ABS
0.5%
Financial Services
0.4%
CDO
0.5%
Banking
0.3%
Agency MBS
0.2%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Agency MBS	0.2%
Banking	0.3%
CDO	0.5%
Financial Services	0.4%
ABS	0.5%
Money Market Funds	6.9%
Financials	16.6%
CMBS	28.3%
Non-Agency Residential Mortgage Backed Securities	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	11.2%
GS Mortgage Securities Trust, 6.362%, 08/10/43	2.1%
MBIA Global Funding, LLC, –%, 12/15/33	1.9%
GS Mortgage Securities Trust, 5.150%, 08/10/44	1.4%
WFRBS Commercial Mortgage Trust, 3.836%, 06/15/46	1.3%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.0%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.0%
CFCRE Commercial Mortgage Trust, 5.080%, 12/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.841%, 06/15/46	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Special Situations Income Fund - Class A (RFXAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RFXAX

Rational Special Situations Income Fund

Class C (RFXCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$287	2.76%

How did the Fund perform during the reporting period?

The Rational Special Situations Income Fund (RFXCX or the "Fund") returned +7.85% in 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Agg”), which returned +1.25%. 2024 has been a year marked by higher risk-free rates; the 5-, 10-, and 30-year Treasury yields were all higher year-over-year by 50-75 bps. This placed a significant drag on the Agg while having only a modest effect on RFXCX. We have continued to keep our interest rate exposure low by holding mostly floating rate and shorter-dated fixed rate bonds; it is important to remember that the flip side of this is that an unexpected drop in rates will boost the Agg more than it boosts the Fund, all else equal.

This year also saw the loss-adjusted yield on pre-2008 senior vanilla non-agency RMBS fall from roughly 7.5% to 6.5%, and the yield on senior CMBS tranches go from the 10-12% range to 9-10%. The year was punctuated by frequent CMBS special situation trades, and we see no sign of those types of opportunities letting up. Interestingly, if commercial real estate improves significantly, it could lead to a rally in the prices of our CMBS positions, and if there is severe turmoil, many of those trades could pay off early and benefit the Fund. We believe we are well positioned for both types of tail events.

Ambac announced in June that they were going to sell their subsidiary Ambac Assurance Corp (“AAC”) to Oaktree Capital Management. We believe that Oaktree will have a strong incentive to wind down the company through proactive liability management of its insurance policies and debt. A few months after the announcement, the Ambac shareholders approved the sale to Oaktree and we are waiting for the regulators to give their approval as well. We believe that approval will come in early 2025.

While RMBS has continued to dominate our holdings, CMBS exposure has hovered in the 25-30% this year, and could increase as we find more opportunities. Special situation trades comprise more than half the portfolio, and we are optimistic that we will continue to find many more such trades in 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$16,618
$11,432
$10,946
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,290	$10,055	$10,151
Dec-2016	$10,601	$10,321	$10,321
Dec-2017	$12,171	$10,687	$10,576
Dec-2018	$13,409	$10,688	$10,681
Dec-2019	$14,346	$11,620	$11,359
Dec-2020	$14,607	$12,492	$11,799
Dec-2021	$15,223	$12,299	$11,676
Dec-2022	$14,951	$10,699	$10,297
Dec-2023	$15,409	$11,291	$10,817
Dec-2024	$16,618	$11,432	$10,946

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	7.85%	2.98%	5.21%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$997,890,314
  Number of Portfolio Holdings867
  Advisory Fee (net of waivers)$12,368,973
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Agency MBS	0.2%
Banking	0.3%
CDO	0.5%
Financial Services	0.4%
ABS	0.5%
Money Market Funds	6.9%
Financials	16.6%
CMBS	28.3%
Non-Agency Residential Mortgage Backed Securities	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	11.2%
GS Mortgage Securities Trust, 6.362%, 08/10/43	2.1%
MBIA Global Funding, LLC, –%, 12/15/33	1.9%
GS Mortgage Securities Trust, 5.150%, 08/10/44	1.4%
WFRBS Commercial Mortgage Trust, 3.836%, 06/15/46	1.3%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.0%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.0%
CFCRE Commercial Mortgage Trust, 5.080%, 12/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.841%, 06/15/46	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Special Situations Income Fund - Class C (RFXCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RFXCX

Rational Special Situations Income Fund

Institutional (RFXIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$184	1.76%

How did the Fund perform during the reporting period?

The Rational Special Situations Income Fund (RFXIX or the "Fund") returned +8.95% in 2024, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Agg”), which returned +1.25%. 2024 has been a year marked by higher risk-free rates; the 5-, 10-, and 30-year Treasury yields were all higher year-over-year by 50-75 bps. This placed a significant drag on the Agg while having only a modest effect on RFXIX. We have continued to keep our interest rate exposure low by holding mostly floating rate and shorter-dated fixed rate bonds; it is important to remember that the flip side of this is that an unexpected drop in rates will boost the Agg more than it boosts the Fund, all else equal.

This year also saw the loss-adjusted yield on pre-2008 senior vanilla non-agency RMBS fall from roughly 7.5% to 6.5%, and the yield on senior CMBS tranches go from the 10-12% range to 9-10%. The year was punctuated by frequent CMBS special situation trades, and we see no sign of those types of opportunities letting up. Interestingly, if commercial real estate improves significantly, it could lead to a rally in the prices of our CMBS positions, and if there is severe turmoil, many of those trades could pay off early and benefit the Fund. We believe we are well positioned for both types of tail events.

Ambac announced in June that they were going to sell their subsidiary Ambac Assurance Corp (“AAC”) to Oaktree Capital Management. We believe that Oaktree will have a strong incentive to wind down the company through proactive liability management of its insurance policies and debt. A few months after the announcement, the Ambac shareholders approved the sale to Oaktree and we are waiting for the regulators to give their approval as well. We believe that approval will come in early 2025.

While RMBS has continued to dominate our holdings, CMBS exposure has hovered in the 25-30% this year, and could increase as we find more opportunities. Special situation trades comprise more than half the portfolio, and we are optimistic that we will continue to find many more such trades in 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Special Situations Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,360
$11,432
$10,946
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Special Situations Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,387	$10,055	$10,151
Dec-2016	$10,811	$10,321	$10,321
Dec-2017	$12,535	$10,687	$10,576
Dec-2018	$13,949	$10,688	$10,681
Dec-2019	$15,081	$11,620	$11,359
Dec-2020	$15,508	$12,492	$11,799
Dec-2021	$16,330	$12,299	$11,676
Dec-2022	$16,191	$10,699	$10,297
Dec-2023	$16,852	$11,291	$10,817
Dec-2024	$18,360	$11,432	$10,946

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Special Situations Income Fund	8.95%	4.01%	6.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Mortgage Backed Securities Index	1.20%	-0.74%	0.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$997,890,314
  Number of Portfolio Holdings867
  Advisory Fee (net of waivers)$12,368,973
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	75.7%
Corporate Bonds	17.0%
Money Market Funds	6.9%
Preferred Stocks	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Agency MBS	0.2%
Banking	0.3%
CDO	0.5%
Financial Services	0.4%
ABS	0.5%
Money Market Funds	6.9%
Financials	16.6%
CMBS	28.3%
Non-Agency Residential Mortgage Backed Securities	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	11.2%
GS Mortgage Securities Trust, 6.362%, 08/10/43	2.1%
MBIA Global Funding, LLC, –%, 12/15/33	1.9%
GS Mortgage Securities Trust, 5.150%, 08/10/44	1.4%
WFRBS Commercial Mortgage Trust, 3.836%, 06/15/46	1.3%
MSP Deer Finance Syndicated Loan, 17.000%, 04/09/25	1.2%
JP Morgan Chase Commercial Mortgage Securities, 3.392%, 11/15/43	1.0%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.0%
CFCRE Commercial Mortgage Trust, 5.080%, 12/15/47	0.9%
WFRBS Commercial Mortgage Trust, 3.841%, 06/15/46	0.8%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Special Situations Income Fund - Institutional (RFXIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RFXIX

Rational Strategic Allocation Fund

Class A (RHSAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

How did the Fund perform during the reporting period?

The Rational Strategic Allocation Fund (the “Fund”) seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio with an S&P 500 Index equity overlay. During 2024, the Fund underperformed the S&P 500 Index with a +14.27% (Class A) return versus +25.02% for the S&P 500 Index. The Fund lagged as a result of its allocations to futures contracts on the S&P 500 Index and non-traditional mutual funds.

Investment Strategy The Fund invests in a portfolio of futures contracts on the S&P 500 Index and income-oriented mutual funds typically representing non-traditional fixed income asset classes. We select underlying funds using a fundamental research process, including a top-down analysis of market conditions and investment category historical performance during various market conditions. We also perform a bottom-up analysis of each potential fund for investment, including investment allocations, investment valuations and characteristics, positioning, historical performance during various market conditions and each fund’s portfolio manager’s outlook. The Fund typically maintains 70% to 100% notional exposure to the S&P 500 Index and 70% to 100% notional exposure to the fixed income portfolio.

Fund Performance The Fund performed in-line with our expectations. Our exposure to S&P 500 Index futures contracts allowed us to participate in the upswings of the equity markets. The non-traditional mutual fund portfolio served to provide current income; however, the non-traditional mutual fund portfolio experienced moderate price declines. Throughout 2024, we were able to maintain our targeted notional exposure of 70% to 100% to the S&P 500 Index.

The majority of the holdings performed to our expectations. The non-traditional mutual fund portfolio holdings contributed the following during 2024: the Catalyst/CIFC Floating Rate Income Fund (CFRIX +0.66%), the Rational/Pier88 Convertible Securities Fund (PBXIX +0.04%), and the Catalyst Systematic Alpha Fund (ATRFX -3.68%).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
Rational Strategic Allocation Fund - with load
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$16,959
$16,149
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational Strategic Allocation Fund	Rational Strategic Allocation Fund - with load	S&P 500® Index
12/31/14	$10,000	$9,522	$10,000
12/31/15	$9,813	$9,344	$10,138
12/31/16	$10,613	$10,106	$11,351
12/31/17	$11,846	$11,280	$13,829
12/31/18	$11,485	$10,936	$13,223
12/31/19	$12,919	$12,302	$17,386
12/31/20	$12,477	$11,881	$20,585
12/31/21	$16,665	$15,869	$26,494
12/31/22	$11,993	$11,420	$21,696
12/31/23	$14,841	$14,132	$27,399
12/31/24	$16,959	$16,149	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Strategic Allocation Fund
Without Load	14.27%	5.59%	5.42%
With Load	8.87%	4.57%	4.91%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,492,225
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Open-End Funds
87.9%
U.S. Treasury Obligations
5.6%
Other Assets in Excess of Liabilities
6.5%

Value	Value
Other Assets in Excess of Liabilities	6.5%
U.S. Treasury Obligations	5.6%
Open-End Funds	87.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.0%
Catalyst/CIFC Senior Secured Income Fund	8.6%
United States Treasury Bill, 4.030%, 09/04/25	5.6%
Rational/Pier 88 Convertible Securities Fund	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Strategic Allocation Fund - Class A (RHSAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RHSAX

Rational Strategic Allocation Fund

Class C (RHSCX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.46%

How did the Fund perform during the reporting period?

The Rational Strategic Allocation Fund (the “Fund”) seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio with an S&P 500 Index equity overlay. During 2024, the Fund underperformed the S&P 500 Index with a +13.47% (Class C) return versus +25.02% for the S&P 500 Index. The Fund lagged as a result of its allocations to futures contracts on the S&P 500 Index and non-traditional mutual funds.

Investment Strategy The Fund invests in a portfolio of futures contracts on the S&P 500 Index and income-oriented mutual funds typically representing non-traditional fixed income asset classes. We select underlying funds using a fundamental research process, including a top-down analysis of market conditions and investment category historical performance during various market conditions. We also perform a bottom-up analysis of each potential fund for investment, including investment allocations, investment valuations and characteristics, positioning, historical performance during various market conditions and each fund’s portfolio manager’s outlook. The Fund typically maintains 70% to 100% notional exposure to the S&P 500 Index and 70% to 100% notional exposure to the fixed income portfolio.

Fund Performance The Fund performed in-line with our expectations. Our exposure to S&P 500 Index futures contracts allowed us to participate in the upswings of the equity markets. The non-traditional mutual fund portfolio served to provide current income; however, the non-traditional mutual fund portfolio experienced moderate price declines. Throughout 2024, we were able to maintain our targeted notional exposure of 70% to 100% to the S&P 500 Index.

The majority of the holdings performed to our expectations. The non-traditional mutual fund portfolio holdings contributed the following during 2024: the Catalyst/CIFC Floating Rate Income Fund (CFRIX +0.66%), the Rational/Pier88 Convertible Securities Fund (PBXIX +0.04%), and the Catalyst Systematic Alpha Fund (ATRFX -3.68%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,622
$15,757
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,456	$10,810
Dec-2017	$11,585	$13,170
Dec-2018	$11,142	$12,593
Dec-2019	$12,436	$16,558
Dec-2020	$11,922	$19,604
Dec-2021	$15,809	$25,232
Dec-2022	$11,295	$20,662
Dec-2023	$13,887	$26,094
Dec-2024	$15,757	$32,622

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	13.47%	4.85%	5.44%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,492,225
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.5%
U.S. Treasury Obligations	5.6%
Open-End Funds	87.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.0%
Catalyst/CIFC Senior Secured Income Fund	8.6%
United States Treasury Bill, 4.030%, 09/04/25	5.6%
Rational/Pier 88 Convertible Securities Fund	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Strategic Allocation Fund - Class C (RHSCX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RHSCX

Rational Strategic Allocation Fund

Institutional (RHSIX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.46%

How did the Fund perform during the reporting period?

The Rational Strategic Allocation Fund (the “Fund”) seeks current income and moderate appreciation of capital by implementing a distinct “index plus” strategy that provides investors exposure to a non-traditional mutual fund portfolio with an S&P 500 Index equity overlay. During 2024, the Fund underperformed the S&P 500 Index with a +14.64% (Class I) return versus +25.02% for the S&P 500 Index. The Fund lagged as a result of its allocations to futures contracts on the S&P 500 Index and non-traditional mutual funds.

Investment Strategy The Fund invests in a portfolio of futures contracts on the S&P 500 Index and income-oriented mutual funds typically representing non-traditional fixed income asset classes. We select underlying funds using a fundamental research process, including a top-down analysis of market conditions and investment category historical performance during various market conditions. We also perform a bottom-up analysis of each potential fund for investment, including investment allocations, investment valuations and characteristics, positioning, historical performance during various market conditions and each fund’s portfolio manager’s outlook. The Fund typically maintains 70% to 100% notional exposure to the S&P 500 Index and 70% to 100% notional exposure to the fixed income portfolio.

Fund Performance The Fund performed in-line with our expectations. Our exposure to S&P 500 Index futures contracts allowed us to participate in the upswings of the equity markets. The non-traditional mutual fund portfolio served to provide current income; however, the non-traditional mutual fund portfolio experienced moderate price declines. Throughout 2024, we were able to maintain our targeted notional exposure of 70% to 100% to the S&P 500 Index.

The majority of the holdings performed to our expectations. The non-traditional mutual fund portfolio holdings contributed the following during 2024: the Catalyst/CIFC Floating Rate Income Fund (CFRIX +0.66%), the Rational/Pier88 Convertible Securities Fund (PBXIX +0.04%), and the Catalyst Systematic Alpha Fund (ATRFX -3.68%).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Strategic Allocation Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,622
$17,136
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Strategic Allocation Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,511	$10,810
Dec-2017	$11,766	$13,170
Dec-2018	$11,436	$12,593
Dec-2019	$12,882	$16,558
Dec-2020	$12,471	$19,604
Dec-2021	$16,704	$25,232
Dec-2022	$12,050	$20,662
Dec-2023	$14,947	$26,094
Dec-2024	$17,136	$32,622

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Strategic Allocation Fund	14.64%	5.87%	6.47%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$10,492,225
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$0
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Value	Value
Open End Funds	94.1%
U.S. Government & Agencies	5.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.5%
U.S. Treasury Obligations	5.6%
Open-End Funds	87.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.0%
Catalyst/CIFC Senior Secured Income Fund	8.6%
United States Treasury Bill, 4.030%, 09/04/25	5.6%
Rational/Pier 88 Convertible Securities Fund	1.3%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Strategic Allocation Fund - Institutional (RHSIX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RHSIX

Rational Tactical Return Fund

Class A (HRSAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$228	2.25%

How did the Fund perform during the reporting period?

The Rational Tactical Return Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by making investments in long and short call and put options on futures contracts on the S&P 500 Index, as well as cash and cash equivalents. For the year ended December 31, 2024, the Fund posted a +3.00% (Class A) return versus +25.02% for the S&P 500 TR Index (the “S&P 500 Index”).

While the Fund trades options on the S&P 500 Index, the Sub-Advisor’s goal is to have low correlation to that benchmark. In this regard, the Sub-Advisor’s objective is to provide positive, risk adjusted absolute returns to our investors. When those returns are additionally weighed against the volatility endured to produce such returns, with low standard deviation on a daily, monthly, and yearly timeframe, we believe the Fund has performed well and has achieved its objective.

Equity markets performed well in 2024, while fixed income (using the Bloomberg US Agg Index) ended positive after some volatile swings. Fixed income does not seem to be the portfolio buffer that it once was, highlighting the need for uncorrelated assets. While volatility, as measured by the VIX Index, was low throughout the year (other than one very brief sharp spike in early August), geopolitical issues remained worrisome. That specific bout of volatility was caused by a sharp unwind of the Japanese Yen carry trade. While it quickly subsided, we were able to preemptively hedge exposure to limit losses. We believe we were able to navigate these difficult markets and capture trading gains, while seeking to protect capital when opportunity sets were limited. The flexibility in the Tactical trading methodology utilized for the Fund, coupled with stringent risk parameters, is designed to provide the ability to react quickly to an ever-changing market environment in search of profits while also remaining focused on avoiding potentially treacherous market conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
Rational Tactical Return Fund - with load
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$12,607
$12,005
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational Tactical Return Fund	Rational Tactical Return Fund - with load	S&P 500® Index
12/31/14	$10,000	$9,523	$10,000
12/31/15	$8,438	$8,035	$10,138
12/31/16	$9,016	$8,586	$11,351
12/31/17	$9,340	$8,894	$13,829
12/31/18	$10,222	$9,735	$13,223
12/31/19	$11,050	$10,523	$17,386
12/31/20	$11,321	$10,781	$20,585
12/31/21	$11,745	$11,185	$26,494
12/31/22	$11,682	$11,125	$21,696
12/31/23	$12,240	$11,656	$27,399
12/31/24	$12,607	$12,005	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Tactical Return Fund
Without Load	3.00%	2.67%	2.34%
With Load	-1.87%	1.68%	1.84%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,679,596
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$1,584,966
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
73.6%
Other Assets in Excess of Liabilities
26.4%

Value	Value
Other Assets in Excess of Liabilities	26.4%
Money Market Funds	73.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Tactical Return Fund - Class A (HRSAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HRSAX

Rational Tactical Return Fund

Class C (HRSFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	3.00%

How did the Fund perform during the reporting period?

The Rational Tactical Return Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by making investments in long and short call and put options on futures contracts on the S&P 500 Index, as well as cash and cash equivalents. For the year ended December 31, 2024, the Fund posted a +2.25% (Class C) return versus +25.02% for the S&P 500 TR Index (the “S&P 500 Index”).

While the Fund trades options on the S&P 500 Index, the Sub-Advisor’s goal is to have low correlation to that benchmark. In this regard, the Sub-Advisor’s objective is to provide positive, risk adjusted absolute returns to our investors. When those returns are additionally weighed against the volatility endured to produce such returns, with low standard deviation on a daily, monthly, and yearly timeframe, we believe the Fund has performed well and has achieved its objective.

Equity markets performed well in 2024, while fixed income (using the Bloomberg US Agg Index) ended positive after some volatile swings. Fixed income does not seem to be the portfolio buffer that it once was, highlighting the need for uncorrelated assets. While volatility, as measured by the VIX Index, was low throughout the year (other than one very brief sharp spike in early August), geopolitical issues remained worrisome. That specific bout of volatility was caused by a sharp unwind of the Japanese Yen carry trade. While it quickly subsided, we were able to preemptively hedge exposure to limit losses. We believe we were able to navigate these difficult markets and capture trading gains, while seeking to protect capital when opportunity sets were limited. The flexibility in the Tactical trading methodology utilized for the Fund, coupled with stringent risk parameters, is designed to provide the ability to react quickly to an ever-changing market environment in search of profits while also remaining focused on avoiding potentially treacherous market conditions.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,622
$13,886
May-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Tactical Return Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,552	$10,810
Dec-2017	$10,870	$13,170
Dec-2018	$11,807	$12,593
Dec-2019	$12,635	$16,558
Dec-2020	$12,859	$19,604
Dec-2021	$13,237	$25,232
Dec-2022	$13,061	$20,662
Dec-2023	$13,580	$26,094
Dec-2024	$13,886	$32,622

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Tactical Return Fund	2.25%	1.91%	3.90%
S&P 500® Index	25.02%	14.53%	14.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,679,596
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$1,584,966
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	26.4%
Money Market Funds	73.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Tactical Return Fund - Class C (HRSFX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HRSFX

Rational Tactical Return Fund

Institutional (HRSTX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational Tactical Return Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$203	2.00%

How did the Fund perform during the reporting period?

The Rational Tactical Return Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and income by making investments in long and short call and put options on futures contracts on the S&P 500 Index, as well as cash and cash equivalents. For the year ended December 31, 2024, the Fund posted a +3.24% (Class I) return versus +25.02% for the S&P 500 TR Index (the “S&P 500 Index”).

While the Fund trades options on the S&P 500 Index, the Sub-Advisor’s goal is to have low correlation to that benchmark. In this regard, the Sub-Advisor’s objective is to provide positive, risk adjusted absolute returns to our investors. When those returns are additionally weighed against the volatility endured to produce such returns, with low standard deviation on a daily, monthly, and yearly timeframe, we believe the Fund has performed well and has achieved its objective.

Equity markets performed well in 2024, while fixed income (using the Bloomberg US Agg Index) ended positive after some volatile swings. Fixed income does not seem to be the portfolio buffer that it once was, highlighting the need for uncorrelated assets. While volatility, as measured by the VIX Index, was low throughout the year (other than one very brief sharp spike in early August), geopolitical issues remained worrisome. That specific bout of volatility was caused by a sharp unwind of the Japanese Yen carry trade. While it quickly subsided, we were able to preemptively hedge exposure to limit losses. We believe we were able to navigate these difficult markets and capture trading gains, while seeking to protect capital when opportunity sets were limited. The flexibility in the Tactical trading methodology utilized for the Fund, coupled with stringent risk parameters, is designed to provide the ability to react quickly to an ever-changing market environment in search of profits while also remaining focused on avoiding potentially treacherous market conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Rational Tactical Return Fund
S&P 500® Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$12,766
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational Tactical Return Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$8,395	$10,138
Dec-2016	$8,999	$11,351
Dec-2017	$9,313	$13,829
Dec-2018	$10,213	$13,223
Dec-2019	$11,066	$17,386
Dec-2020	$11,359	$20,585
Dec-2021	$11,806	$26,494
Dec-2022	$11,771	$21,696
Dec-2023	$12,366	$27,399
Dec-2024	$12,766	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Tactical Return Fund	3.24%	2.90%	2.47%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$68,679,596
  Number of Portfolio Holdings7
  Advisory Fee (net of waivers)$1,584,966
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	26.4%
Money Market Funds	73.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational Tactical Return Fund - Institutional (HRSTX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-HRSTX

Rational/Pier 88 Convertible Securities Fund

Class A (PBXAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.24%

How did the Fund perform during the reporting period?

The Rational/Pier 88 Convertible Securities Fund (the “Fund”) seeks total return consisting of capital appreciation and income, offering a “call option” on fast growing businesses by investing primarily in convertible securities, which offer equity participation with the added benefit of a bond floor component.

Investment Strategy

The Fund seeks to achieve its objective by investing in convertible securities, which are “hybrid” securities that possess both fixed income and equity characteristics. As equity sensitivity has been the primary driver of returns of the asset class, our investment team employs an equity analysis perspective for investment decisions.

Fund Performance

During 2024, the Fund returned +7.90% versus +11.58% for the ICE BofAML Investment Grade US Convertible Index “VX5C” and +1.31% for the iShares Core US Aggregate Bond ETF “AGG”. PBXAX outperformed the Bloomberg Agg which broadly tracks performance of the U.S. investment-grade bond market. The Fund is more diversified by security name and sector than the VX5C for risk management purposes. Although we believe this diversification is important for risk mitigation and for potential future outperformance, the diversification caused the Fund to lag the VX5C in 2024. Further, the Fund had less exposure to rate sensitive sectors, including Utilities and REITs.

Outlook

The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio, competitive yield, positive correlation with rising interest rates, risk- reward profile, and a plethora of convertibles of high growth companies trading below par allowing for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Rational/Pier 88 Convertible Securities Fund - with load
S&P 500® Index
Bloomberg U.S. Aggregate Bond Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$28,095
$16,434
$15,656
$11,042
03/01/17
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Rational/Pier 88 Convertible Securities Fund	Rational/Pier 88 Convertible Securities Fund - with load	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index
03/01/17	$10,000	$9,527	$10,000	$10,000
12/31/17	$10,701	$10,194	$11,343	$10,323
12/31/18	$10,866	$10,352	$10,845	$10,324
12/31/19	$12,955	$12,342	$14,260	$11,224
12/31/20	$15,154	$14,437	$16,884	$12,066
12/31/21	$16,666	$15,877	$21,730	$11,880
12/31/22	$14,826	$14,125	$17,795	$10,334
12/31/23	$15,231	$14,510	$22,473	$10,906
12/31/24	$16,434	$15,656	$28,095	$11,042

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	7.90%	4.87%	6.55%
With Load	2.81%	3.85%	5.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$204,794,773
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$994,594
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.0%
Financials
14.4%
Utilities
11.9%
Communications
9.6%
Real Estate
9.5%
Consumer Discretionary
9.2%
Money Market Funds
5.5%
Health Care
4.3%
Industrials
3.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Industrials	3.4%
Health Care	4.3%
Money Market Funds	5.5%
Consumer Discretionary	9.2%
Real Estate	9.5%
Communications	9.6%
Utilities	11.9%
Financials	14.4%
Technology	32.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	4.3%
Bank of America Corporation	4.3%
Dexcom, Inc., 0.250%, 11/15/25	4.3%
Global Payments, Inc., 1.500%, 03/01/31	4.2%
Apollo Global Management, Inc.	4.2%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.1%
Shift4 Payments, Inc., 0.500%, 08/01/27	4.1%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.0%
DraftKings, Inc., –%, 03/15/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/Pier 88 Convertible Securities Fund - Class A (PBXAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-PBXAX

Rational/Pier 88 Convertible Securities Fund

Class C (PBXCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.99%

How did the Fund perform during the reporting period?

The Rational/Pier 88 Convertible Securities Fund (the “Fund”) seeks total return consisting of capital appreciation and income, offering a “call option” on fast growing businesses by investing primarily in convertible securities, which offer equity participation with the added benefit of a bond floor component.

Investment Strategy

The Fund seeks to achieve its objective by investing in convertible securities, which are “hybrid” securities that possess both fixed income and equity characteristics. As equity sensitivity has been the primary driver of returns of the asset class, our investment team employs an equity analysis perspective for investment decisions.

Fund Performance

During 2024, the Fund returned +7.19% versus +11.58% for the ICE BofAML Investment Grade US Convertible Index “VX5C” and +1.31% for the iShares Core US Aggregate Bond ETF “AGG”. PBXCX outperformed the Bloomberg Agg which broadly tracks performance of the U.S. investment-grade bond market. The Fund is more diversified by security name and sector than the VX5C for risk management purposes. Although we believe this diversification is important for risk mitigation and for potential future outperformance, the diversification caused the Fund to lag the VX5C in 2024. Further, the Fund had less exposure to rate sensitive sectors, including Utilities and REITs.

Outlook

The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio, competitive yield, positive correlation with rising interest rates, risk- reward profile, and a plethora of convertibles of high growth companies trading below par allowing for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$28,095
$15,537
$11,042
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,623	$10,323	$11,343
Dec-2018	$10,711	$10,324	$10,845
Dec-2019	$12,681	$11,224	$14,260
Dec-2020	$14,752	$12,066	$16,884
Dec-2021	$16,096	$11,880	$21,730
Dec-2022	$14,223	$10,334	$17,795
Dec-2023	$14,496	$10,906	$22,473
Dec-2024	$15,537	$11,042	$28,095

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	7.19%	4.15%	5.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$204,794,773
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$994,594
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Industrials	3.4%
Health Care	4.3%
Money Market Funds	5.5%
Consumer Discretionary	9.2%
Real Estate	9.5%
Communications	9.6%
Utilities	11.9%
Financials	14.4%
Technology	32.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	4.3%
Bank of America Corporation	4.3%
Dexcom, Inc., 0.250%, 11/15/25	4.3%
Global Payments, Inc., 1.500%, 03/01/31	4.2%
Apollo Global Management, Inc.	4.2%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.1%
Shift4 Payments, Inc., 0.500%, 08/01/27	4.1%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.0%
DraftKings, Inc., –%, 03/15/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/Pier 88 Convertible Securities Fund - Class C (PBXCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-PBXCX

Rational/Pier 88 Convertible Securities Fund

Institutional (PBXIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.99%

How did the Fund perform during the reporting period?

The Rational/Pier 88 Convertible Securities Fund (the “Fund”) seeks total return consisting of capital appreciation and income, offering a “call option” on fast growing businesses by investing primarily in convertible securities, which offer equity participation with the added benefit of a bond floor component.

Investment Strategy

The Fund seeks to achieve its objective by investing in convertible securities, which are “hybrid” securities that possess both fixed income and equity characteristics. As equity sensitivity has been the primary driver of returns of the asset class, our investment team employs an equity analysis perspective for investment decisions.

Fund Performance

During 2024, the Fund returned +8.22% versus +11.58% for the ICE BofAML Investment Grade US Convertible Index “VX5C” and +1.31% for the iShares Core US Aggregate Bond ETF “AGG”. PBXIX outperformed the Bloomberg Agg which broadly tracks performance of the U.S. investment-grade bond market. The Fund is more diversified by security name and sector than the VX5C for risk management purposes. Although we believe this diversification is important for risk mitigation and for potential future outperformance, the diversification caused the Fund to lag the VX5C in 2024. Further, the Fund had less exposure to rate sensitive sectors, including Utilities and REITs.

Outlook

The Pier 88 Investment Team is constructive on the convertible bond asset class given a historically high Sharpe ratio, competitive yield, positive correlation with rising interest rates, risk- reward profile, and a plethora of convertibles of high growth companies trading below par allowing for a diversified portfolio to express thematic views.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/Pier 88 Convertible Securities Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$28,095
$16,784
$11,042
Mar-2017
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,718	$10,323	$11,343
Dec-2018	$10,911	$10,324	$10,845
Dec-2019	$13,048	$11,224	$14,260
Dec-2020	$15,277	$12,066	$16,884
Dec-2021	$16,838	$11,880	$21,730
Dec-2022	$15,016	$10,334	$17,795
Dec-2023	$15,509	$10,906	$22,473
Dec-2024	$16,784	$11,042	$28,095

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	8.22%	5.16%	6.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%
S&P 500® Index	25.02%	14.53%	14.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$204,794,773
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$994,594
  Portfolio Turnover114%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	11.4%
Convertible Bonds	64.7%
Money Market Funds	5.5%
Preferred Stocks	18.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Industrials	3.4%
Health Care	4.3%
Money Market Funds	5.5%
Consumer Discretionary	9.2%
Real Estate	9.5%
Communications	9.6%
Utilities	11.9%
Financials	14.4%
Technology	32.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Wells Fargo & Company	4.3%
Bank of America Corporation	4.3%
Dexcom, Inc., 0.250%, 11/15/25	4.3%
Global Payments, Inc., 1.500%, 03/01/31	4.2%
Apollo Global Management, Inc.	4.2%
PPL Capital Funding, Inc., 2.875%, 03/15/28	4.2%
Booking Holdings, Inc.	4.1%
Shift4 Payments, Inc., 0.500%, 08/01/27	4.1%
Tyler Technologies, Inc., 0.250%, 03/15/26	4.0%
DraftKings, Inc., –%, 03/15/28	3.6%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412.  Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/Pier 88 Convertible Securities Fund - Institutional (PBXIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-PBXIX

Return Stacked Balanced Allocation & Systematic Macro Fund

Class A (RDMAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$233	2.22%

How did the Fund perform during the reporting period?

The Fund (Class A shares) delivered a 9.65% return in 2024, with positive returns for both the core beta and systematic macro alpha components.

2024 Return Attributes: Bonds 1.7%, Currencies 2.6%, Energies -1.9%, Grains -2.0%, Indices 5.1%, Metals 0.9%, Softs 4.8%, Volatility -1.2% for a Total 9.93%

Past performance is not indicative of future results.

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. Indicated returns of one year or more are annualized.

Bonds were yet another source of positive returns, led by short positions in the German 30-year Buxl and 30-year U.S. Treasuries, long Japanese Government Bonds and active trading U.K. 10-year Gilts. Currencies also provided important gains, primarily from short positions in the Japanese Yen, Swiss Franc and Canadian Dollar against the U.S. Dollar. Energies generated losses led by short Brent crude and diesel, and long WTI crude. Active trading gasoline and natural gas, and short carbon emissions produced meaningful gains, reducing losses. Grains generated losses led by active trading bean oil and longs in wheat and soy meal, with important offsetting gains from active trading milling wheat. Indices were the best performers, led by long positions in Japanese Topix, Hang Seng, Spanish IBEX, Canadian TSX60 and Italian MIB, as well as active trading in the French CAC40. Metals produced gains led by long gold, partially offset by short copper. Softs generated meaningful profits stemming largely from long coffee. Active trading cotton, and long sugar and cocoa also contributed. Volatility experienced losses mostly concentrated in August, when a steep market sell-off led to a long (and initially profitable) exposure to the VIX, which later turned into a loss as markets quickly recovered.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
Return Stacked Balanced Allocation & Systematic Macro Fund - with load
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
MSCI ACWI Gross (USD)
S&P 500 Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$31,331
$24,200
$16,957
$12,844
$12,103
09/30/16
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Return Stacked Balanced Allocation & Systematic Macro Fund	Return Stacked Balanced Allocation & Systematic Macro Fund - with load	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	MSCI ACWI Gross (USD)	S&P 500 Index
09/30/16	$10,000	$9,423	$10,000	$10,000	$10,000
12/31/16	$9,720	$9,159	$9,791	$10,130	$10,382
12/31/17	$10,067	$9,486	$11,500	$12,625	$12,649
12/31/18	$9,279	$8,744	$10,845	$11,497	$12,094
12/31/19	$10,950	$10,318	$12,900	$14,636	$15,903
12/31/20	$10,992	$10,358	$14,755	$17,098	$18,828
12/31/21	$12,199	$11,496	$16,091	$20,353	$24,233
12/31/22	$11,797	$11,117	$13,341	$16,697	$19,844
12/31/23	$11,714	$11,038	$15,445	$20,506	$25,061
12/31/24	$12,844	$12,103	$16,957	$24,200	$31,331

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	9.65%	3.24%	3.08%
With Load*	3.35%	2.03%	2.34%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.62%
MSCI ACWI Gross (USD)	18.01%	10.58%	11.30%
S&P 500 Index	25.02%	14.53%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$70,777,426
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$1,313,952
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
57.6%
Money Market Funds
27.6%
Other Assets in Excess of Liabilities
14.8%

Value	Value
Other Assets in Excess of Liabilities	14.8%
Money Market Funds	27.6%
U.S. Treasury Obligations	57.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.050%, 02/25/25	33.1%
United States Treasury Bill, 3.946%, 01/30/25	24.5%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

Return Stacked Balanced Allocation & Systematic Macro Fund - Class A (RDMAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RDMAX

Return Stacked Balanced Allocation & Systematic Macro Fund

Class C (RDMCX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$310	2.97%

How did the Fund perform during the reporting period?

The Fund (Class C shares) delivered a 8.82% return in 2024, with positive returns for both the core beta and systematic macro alpha components.

2024 Return Attributes: Bonds 1.7%, Currencies 2.6%, Energies -1.9%, Grains -2.0%, Indices 5.1%, Metals 0.9%, Softs 4.8%, Volatility -1.2% for a Total 9.93%

Past performance is not indicative of future results.

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. Indicated returns of one year or more are annualized.

Bonds were yet another source of positive returns, led by short positions in the German 30-year Buxl and 30-year U.S. Treasuries, long Japanese Government Bonds and active trading U.K. 10-year Gilts. Currencies also provided important gains, primarily from short positions in the Japanese Yen, Swiss Franc and Canadian Dollar against the U.S. Dollar. Energies generated losses led by short Brent crude and diesel, and long WTI crude. Active trading gasoline and natural gas, and short carbon emissions produced meaningful gains, reducing losses. Grains generated losses led by active trading bean oil and longs in wheat and soy meal, with important offsetting gains from active trading milling wheat. Indices were the best performers, led by long positions in Japanese Topix, Hang Seng, Spanish IBEX, Canadian TSX60 and Italian MIB, as well as active trading in the French CAC40. Metals produced gains led by long gold, partially offset by short copper. Softs generated meaningful profits stemming largely from long coffee. Active trading cotton, and long sugar and cocoa also contributed. Volatility experienced losses mostly concentrated in August, when a steep market sell-off led to a long (and initially profitable) exposure to the VIX, which later turned into a loss as markets quickly recovered.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
MSCI ACWI Gross (USD)
S&P 500 Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$31,331
$24,200
$16,957
$12,104
Sep-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Return Stacked Balanced Allocation & Systematic Macro Fund	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	MSCI ACWI Gross (USD)	S&P 500 Index
Sep-2016	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,716	$9,791	$10,130	$10,382
Dec-2017	$9,991	$11,500	$12,625	$12,649
Dec-2018	$9,139	$10,845	$11,497	$12,094
Dec-2019	$10,706	$12,900	$14,636	$15,903
Dec-2020	$10,669	$14,755	$17,098	$18,828
Dec-2021	$11,755	$16,091	$20,353	$24,233
Dec-2022	$11,284	$13,341	$16,697	$19,844
Dec-2023	$11,123	$15,445	$20,506	$25,061
Dec-2024	$12,104	$16,957	$24,200	$31,331

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	8.82%	2.48%	2.34%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.62%
MSCI ACWI Gross (USD)	18.01%	10.58%	11.30%
S&P 500 Index	25.02%	14.53%	14.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$70,777,426
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$1,313,952
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Money Market Funds	27.6%
U.S. Treasury Obligations	57.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.050%, 02/25/25	33.1%
United States Treasury Bill, 3.946%, 01/30/25	24.5%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

Return Stacked Balanced Allocation & Systematic Macro Fund - Class C (RDMCX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RDMCX

Return Stacked Balanced Allocation & Systematic Macro Fund

Institutional (RDMIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Return Stacked Balanced Allocation & Systematic Macro Fund for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$207	1.97%

How did the Fund perform during the reporting period?

The Fund (Class I shares) delivered a 9.93% return in 2024, with positive returns for both the core beta and systematic macro alpha components.

2024 Return Attributes: Bonds 1.7%, Currencies 2.6%, Energies -1.9%, Grains -2.0%, Indices 5.1%, Metals 0.9%, Softs 4.8%, Volatility -1.2% for a Total 9.93%

Past performance is not indicative of future results.

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation, net of all applicable borrowing costs, fees and fund accruals for the period. Indicated returns of one year or more are annualized.

Bonds were yet another source of positive returns, led by short positions in the German 30-year Buxl and 30-year U.S. Treasuries, long Japanese Government Bonds and active trading U.K. 10-year Gilts. Currencies also provided important gains, primarily from short positions in the Japanese Yen, Swiss Franc and Canadian Dollar against the U.S. Dollar. Energies generated losses led by short Brent crude and diesel, and long WTI crude. Active trading gasoline and natural gas, and short carbon emissions produced meaningful gains, reducing losses. Grains generated losses led by active trading bean oil and longs in wheat and soy meal, with important offsetting gains from active trading milling wheat. Indices were the best performers, led by long positions in Japanese Topix, Hang Seng, Spanish IBEX, Canadian TSX60 and Italian MIB, as well as active trading in the French CAC40. Metals produced gains led by long gold, partially offset by short copper. Softs generated meaningful profits stemming largely from long coffee. Active trading cotton, and long sugar and cocoa also contributed. Volatility experienced losses mostly concentrated in August, when a steep market sell-off led to a long (and initially profitable) exposure to the VIX, which later turned into a loss as markets quickly recovered.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Return Stacked Balanced Allocation & Systematic Macro Fund
S&P 500 Index
MSCI ACWI Gross (USD)
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$25,439
$17,972
$13,380
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Return Stacked Balanced Allocation & Systematic Macro Fund	S&P 500 Index	MSCI ACWI Gross (USD)	60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$10,197	$10,138	$9,816	$9,784
Dec-2016	$9,924	$11,351	$10,649	$10,377
Dec-2017	$10,306	$13,829	$13,271	$12,189
Dec-2018	$9,518	$13,223	$12,086	$11,495
Dec-2019	$11,262	$17,386	$15,385	$13,672
Dec-2020	$11,335	$20,585	$17,973	$15,638
Dec-2021	$12,614	$26,494	$21,395	$17,054
Dec-2022	$12,228	$21,696	$17,552	$14,140
Dec-2023	$12,172	$27,399	$21,556	$16,370
Dec-2024	$13,380	$34,254	$25,439	$17,972

Average Annual Total Returns

	1 Year	5 Years	10 Years
Return Stacked Balanced Allocation & Systematic Macro Fund	9.93%	3.51%	2.95%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index	9.79%	5.62%	6.04%
MSCI ACWI Gross (USD)	18.01%	10.58%	9.79%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$70,777,426
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$1,313,952
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	32.4%
U.S. Government & Agencies	67.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	14.8%
Money Market Funds	27.6%
U.S. Treasury Obligations	57.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.050%, 02/25/25	33.1%
United States Treasury Bill, 3.946%, 01/30/25	24.5%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust. As of January 1, 2025, the core beta component of the Fund has been changed from a Risk Parity to a U.S. Balanced Allocation strategy, which seeks to hold 50% U.S. equities and 50% U.S. bonds. The systematic macro alpha component of the Fund remains unchanged. The Fund has also been renamed Return Stacked® Balanced Allocation & Systematic Macro Fund. For more information, please visit https://rationalmf.com/funds/return-stacked-balanced-allocation-systematic-macro-fund-rdmax-rdmcx-rdmix/.

Return Stacked Balanced Allocation & Systematic Macro Fund - Institutional (RDMIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RDMIX

Rational/RGN Hedged Equity Fund

Class A (RNEAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$227	2.24%

How did the Fund perform during the reporting period?

Summary  The Rational/RGN Hedged Equity Fund (RNEAX or the "Fund") aims to provide a higher return, lower-risk alternative to a long-only S&P 500 Index investment by combining two complementary investment strategies:

• A long-only equity portfolio designed to match the performance of the S&P 500 Index.

• An overlay component designed to reduce risk & enhance return that makes investments in futures, forwards, and options contracts, cash Foreign Exchange (“FX”), and other instruments.

Fund Performance  The year 2024 ended positively, with RNEAX finishing its first full quarter of trading up +2.64%. The S&P 500 TR Index returned +2.41% over the same period. Thus, RNEAX slightly outperformed its benchmark by +0.23%, with profits in the commodity sector, primarily in softs. While the S&P 500 was fairly quiet during the quarter, overall market volatility did increase in December as stocks retreated from all-time highs. As a hawkish Fed pushed yields higher, the Fund’s short-term quantitative overlay strategy profited in the FX and fixed income sectors. During December, RNEAX outperformed the S&P 500 by +0.51% (the Fund was down -1.87% vs. -2.38% for the S&P 500).

2025 Outlook  President Trump 2.0 will usher in a historic shift in the American landscape. Simultaneously, equities face powerful two-way forces that could pull stocks sharply higher or considerably lower. With the potential for a strong economy and/or an inflation-driven equity rally, we believe the Fund’s core equity holding provides the opportunity for full bull market upside capture, with the potential for additional return from the overlay. Should volatility return to the market after its exceptional run since the fall of 2022, the quantitative overlay stands ready to capture resulting opportunities.

As a review, the Fund seeks to maintain a fully-invested position in S&P 500 US equities, overlaid with a quantitative short-duration futures trading strategy that has tended to outperform in periods of volatility such as 2000, 2008 and 2022, but can also succeed during equity rallies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
Rational/RGN Hedged Equity - with load
S&P 500® Index
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$10,285
$10,264
$9,775
09/27/24
09/30/24
10/31/24
11/30/24
12/31/24

	Rational/RGN Hedged Equity	Rational/RGN Hedged Equity - with load	S&P 500® Index
09/27/24	$10,000	$9,524	$10,000
09/30/24	$10,000	$9,524	$10,043
10/31/24	$10,010	$9,533	$9,952
11/30/24	$10,460	$9,962	$10,536
12/31/24	$10,264	$9,775	$10,285

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity
Without Load	2.64%
With Load	-2.25%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,185,070
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
85.0%
Money Market Funds
8.9%
Other Assets in Excess of Liabilities
6.1%

Value	Value
Other Assets in Excess of Liabilities	6.1%
Money Market Funds	8.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	50.7%
SPDR S&P 500 ETF Trust	34.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 27, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/RGN Hedged Equity Fund - Class A (RNEAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RNEAX

Rational/RGN Hedged Equity Fund

Class C (RNECX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.99%

How did the Fund perform during the reporting period?

Summary  The Rational/RGN Hedged Equity Fund (RNECX or the "Fund") aims to provide a higher return, lower-risk alternative to a long-only S&P 500 Index investment by combining two complementary investment strategies:

• A long-only equity portfolio designed to match the performance of the S&P 500 Index.

• An overlay component designed to reduce risk & enhance return that makes investments in futures, forwards, and options contracts, cash Foreign Exchange (“FX”), and other instruments.

Fund Performance  The year 2024 ended positively, with RNECX finishing its first full quarter of trading up +2.44%. The S&P 500 TR Index returned +2.41% over the same period. Thus, RNECX slightly outperformed its benchmark by +0.03%, with profits in the commodity sector, primarily in softs. While the S&P 500 was fairly quiet during the quarter, overall market volatility did increase in December as stocks retreated from all-time highs. As a hawkish Fed pushed yields higher, the Fund’s short-term quantitative overlay strategy profited in the FX and fixed income sectors. During December, RNECX outperformed the S&P 500 by +0.41% (the Fund was down -1.97% vs. -2.38% for the S&P 500).

2025 Outlook  President Trump 2.0 will usher in a historic shift in the American landscape. Simultaneously, equities face powerful two-way forces that could pull stocks sharply higher or considerably lower. With the potential for a strong economy and/or an inflation-driven equity rally, we believe the fund’s core equity holding provides the opportunity for full bull market upside capture, with the potential for additional return from the overlay. Should volatility return to the market after its exceptional run since the fall of 2022, the quantitative overlay stands ready to capture resulting opportunities.

As a review, the Fund seeks to maintain a fully-invested position in S&P 500 US equities, overlaid with a quantitative short-duration futures trading strategy that has tended to outperform in periods of volatility such as 2000, 2008 and 2022, but can also succeed during equity rallies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
S&P 500® Index
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$10,285
$10,244
09/27/24
09/30/24
10/31/24
11/30/24
12/31/24

	Rational/RGN Hedged Equity	S&P 500® Index
09/27/24	$10,000	$10,000
09/30/24	$10,000	$10,043
10/31/24	$10,000	$9,952
11/30/24	$10,450	$10,536
12/31/24	$10,244	$10,285

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	2.44%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,185,070
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.1%
Money Market Funds	8.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	50.7%
SPDR S&P 500 ETF Trust	34.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 27, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/RGN Hedged Equity Fund - Class C (RNECX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RNECX

Rational/RGN Hedged Equity Fund

Institutional (RNEIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of September 27, 2024 to December 31, 2024.You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$202	1.99%

How did the Fund perform during the reporting period?

Summary  The Rational/RGN Hedged Equity Fund (RNEIX or the "Fund") aims to provide a higher return, lower-risk alternative to a long-only S&P 500 Index investment by combining two complementary investment strategies:

• A long-only equity portfolio designed to match the performance of the S&P 500 Index.

• An overlay component designed to reduce risk & enhance return that makes investments in futures, forwards, and options contracts, cash Foreign Exchange (“FX”), and other instruments.

Fund Performance  The year 2024 ended positively, with RNEIX finishing its first full quarter of trading up +2.71%. The S&P 500 TR Index returned +2.41% over the same period. Thus, RNEIX slightly outperformed its benchmark by +0.30%, with profits in the commodity sector, primarily in softs. While the S&P 500 was fairly quiet during the quarter, overall market volatility did increase in December as stocks retreated from all-time highs. As a hawkish Fed pushed yields higher, the Fund’s short-term quantitative overlay strategy profited in the FX and fixed income sectors. During December, RNEIX outperformed the S&P 500 by +0.47% (the Fund was down -1.91% vs. -2.38% for the S&P 500).

2025 Outlook  President Trump 2.0 will usher in a historic shift in the American landscape. Simultaneously, equities face powerful two-way forces that could pull stocks sharply higher or considerably lower. With the potential for a strong economy and/or an inflation-driven equity rally, we believe the fund’s core equity holding provides the opportunity for full bull market upside capture, with the potential for additional return from the overlay. Should volatility return to the market after its exceptional run since the fall of 2022, the quantitative overlay stands ready to capture resulting opportunities.

As a review, the Fund seeks to maintain a fully-invested position in S&P 500 US equities, overlaid with a quantitative short-duration futures trading strategy that has tended to outperform in periods of volatility such as 2000, 2008 and 2022, but can also succeed during equity rallies.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Rational/RGN Hedged Equity
S&P 500® Index
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$10,285
$10,271
09/27/24
09/30/24
10/31/24
11/30/24
12/31/24

	Rational/RGN Hedged Equity	S&P 500® Index
09/27/24	$10,000	$10,000
09/30/24	$10,000	$10,043
10/31/24	$10,010	$9,952
11/30/24	$10,470	$10,536
12/31/24	$10,271	$10,285

Average Annual Total Returns

Since Inception (September 27, 2024)
Rational/RGN Hedged Equity	2.71%
S&P 500® Index	2.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,185,070
  Number of Portfolio Holdings39
  Advisory Fee (net of waivers)$0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.6%
Money Market Funds	9.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.1%
Money Market Funds	8.9%
Equity	85.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	50.7%
SPDR S&P 500 ETF Trust	34.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 27, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://rationalmf.com or call us at 1- 800-253-0412. Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund Variable Insurance Trust.

Rational/RGN Hedged Equity Fund - Institutional (RNEIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://rationalmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RNEIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

(a)(2) Not Applicable

(a)(3) Not Applicable

Item 4. Principal Accountant Fees and Services.

(a)        Audit Fees The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2024	$144,850
FY 2023	$134,500

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

FY 2024	$0
FY 2023	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2024	$25,000
FY 2023	$24,100

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, $0 and $0 respectively.

	Registrant	Adviser
FY 2024	$0	$0
FY 2023	$0	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements

and

Additional Information

December 31, 2024

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 65.5%
	AUTOMOTIVE - 2.9%
2,475	Tesla, Inc.(a)	$999,504

	BANKING - 1.3%
1,955	JPMorgan Chase & Company	468,633

	BIOTECH & PHARMA - 3.2%
3,165	AbbVie, Inc.	562,420
708	Eli Lilly & Company	546,576
		1,108,996
	E-COMMERCE DISCRETIONARY - 2.9%
4,780	Amazon.com, Inc.(a)	1,048,685

	ELECTRIC UTILITIES - 3.2%
8,522	NextEra Energy, Inc.	610,943
2,660	NRG Energy, Inc.	239,985
1,874	Vistra Corporation	258,368
		1,109,296
	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,744	UnitedHealth Group, Inc.	882,220

	INSURANCE - 8.5%
2	Berkshire Hathaway, Inc., Class A(a)	1,361,840
3,504	Berkshire Hathaway, Inc., Class B(a)	1,588,293
		2,950,133
	INTERNET MEDIA & SERVICES - 5.3%
5,346	Alphabet, Inc., Class A	1,011,998
1,416	Meta Platforms, Inc., Class A	829,082
		1,841,080
	MACHINERY - 1.7%
1,675	Caterpillar, Inc.	607,623

	OIL & GAS PRODUCERS - 2.6%
8,398	Exxon Mobil Corporation	903,372

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 65.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
8,546	Schlumberger N.V.	$327,654

	REAL ESTATE INVESTMENT TRUSTS - 1.7%
5,494	Prologis, Inc.	580,716

	RETAIL - CONSUMER STAPLES - 1.9%
7,198	Walmart, Inc.	650,339

	RETAIL - DISCRETIONARY - 2.8%
2,467	Home Depot, Inc. (The)	959,638

	SEMICONDUCTORS - 5.2%
3,349	Broadcom, Inc.	776,432
4,690	NVIDIA Corporation	629,820
2,663	QUALCOMM, Inc.	409,090
		1,815,342
	SOFTWARE - 6.9%
2,666	Microsoft Corporation	1,123,719
10,838	Palantir Technologies, Inc., Class A(a)	819,678
2,422	Palo Alto Networks, Inc.(a)	440,707
		2,384,104
	TECHNOLOGY HARDWARE - 4.6%
5,436	Apple, Inc.	1,361,283
5,063	Corning, Inc.	240,594
		1,601,877
	TECHNOLOGY SERVICES - 7.4%
4,353	International Business Machines Corporation	956,920
7,896	PayPal Holdings, Inc.(a)	673,924
2,981	Visa, Inc., Class A	942,115
		2,572,959

	TOTAL COMMON STOCKS (Cost $18,491,794)	22,812,171

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 25.4%
	EQUITY - 25.4%
8,120	Communication Services Select Sector SPDR Fund					$786,097
2,811	Consumer Discretionary Select Sector SPDR Fund					630,648
11,627	Consumer Staples Select Sector SPDR Fund					913,998
16,986	Financial Select Sector SPDR Fund					820,933
6,312	Health Care Select Sector SPDR Fund					868,342
4,179	Industrial Select Sector SPDR Fund					550,625
2,188	iShares Core S&P 500 ETF					1,288,032
7,718	iShares Cybersecurity and Tech ETF					376,561
3,771	iShares U.S. Aerospace & Defense ETF					548,115
14,150	Real Estate Select Sector SPDR Fund					575,481
7,630	Utilities Select Sector SPDR Fund					577,515
1,425	Vanguard Information Technology ETF					886,065
						8,822,412

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,843,943)					8,822,412

	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
807,630	First American Treasury Obligations Fund, Class X, 4.38% (Cost $807,630)(b)					807,630

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
120	S&P Emini Future, Maturing March 2025	WED	01/17/2025	$6,100	$36,600,000	$63,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $304,500)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $304,500)					63,000

	TOTAL INVESTMENTS - 93.4% (Cost $28,447,867)					$32,505,213
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.6%					2,282,755
	NET ASSETS - 100.0%					$34,787,968

The accompanying notes are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
48	CME E-Mini Standard & Poor’s 500 Index Future	03/21/2025	$14,245,800	$(75,900)
	TOTAL OPEN SHORT FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 73.6%
	MONEY MARKET FUNDS - 73.6%
50,516,970	First American Treasury Obligations Fund, Class X, 4.38% (Cost $50,516,970)(a)					$50,516,970

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
600	S&P Emini Future, Maturing March 2025	ADM	01/02/2025	$5,025	$150,750,000	$1,500
250	S&P Emini Future, Maturing March 2025	FCS	01/02/2025	5,025	62,812,500	625
1,050	S&P Emini Future, Maturing March 2025	ADM	01/06/2025	5,550	291,375,000	15,750
350	S&P Emini Future, Maturing March 2025	FCS	01/06/2025	5,550	97,125,000	5,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $84,625)					23,125

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $84,625)					23,125

	TOTAL INVESTMENTS - 73.6% (Cost $50,601,595)					$50,540,095
	PUT OPTIONS WRITTEN - (0.1)% (Premiums received - $126,000)					(35,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 26.5%					18,174,501
	NET ASSETS - 100.0%					$68,679,596

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.1)%
	PUT OPTIONS WRITTEN - (0.1)%
2,100	S&P Emini Future, Maturing March 2025	ADM	01/06/2025	$5,450	$572,250,000	$26,250
700	S&P Emini Future, Maturing March 2025	FCS	01/06/2025	5,450	190,750,000	8,750
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $126,000)					35,000

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $126,000)					$35,000

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	Each contract is equivalent to one futures contract.

(c)	Percentage rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 8.5%
11,000	Hermes International - ADR	$2,629,330
29,350	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	3,835,752
		6,465,082
	ASSET MANAGEMENT - 9.3%
21,900	Apollo Global Management, Inc.	3,617,003
20,400	Blackstone, Inc.	3,517,368
		7,134,371
	CAPITAL MARKETS - 4.8%
25,050	KKR & Company, Inc.	3,705,146

	E-COMMERCE DISCRETIONARY - 17.9%
49,395	Amazon.com, Inc.(a)	10,836,768
1,750	MercadoLibre, Inc.(a)	2,975,770
		13,812,538
	ENTERTAINMENT - 4.1%
24,350	Live Nation Entertainment, Inc.(a)	3,153,325

	ENTERTAINMENT CONTENT - 3.5%
24,500	Walt Disney Company (The)	2,728,075

	HOUSEHOLD PRODUCTS - 5.0%
54,900	L’Oreal S.A. - ADR	3,865,509

	INSURANCE - 4.4%
14,150	Progressive Corporation (The)	3,390,482

	INTERNET MEDIA & SERVICES - 11.7%
12,650	Alphabet, Inc., Class A	2,394,645
5,575	Meta Platforms, Inc., Class A	3,264,218
3,700	Netflix, Inc.(a)	3,297,884
		8,956,747
	LEISURE FACILITIES & SERVICES - 3.9%
50,350	Chipotle Mexican Grill, Inc.(a)	3,036,105

The accompanying notes are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 10.6%
3,669	Costco Wholesale Corporation	$3,361,795
52,700	Walmart, Inc.	4,761,445
		8,123,240
	SEMICONDUCTORS - 2.4%
8,000	NVIDIA Corporation	1,074,320
4,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	789,960
		1,864,280
	SOFTWARE - 9.1%
7,847	Microsoft Corporation	3,307,511
11,000	Salesforce, Inc.	3,677,630
		6,985,141
	TECHNOLOGY HARDWARE - 4.6%
14,085	Apple, Inc.	3,527,166

	TOTAL COMMON STOCKS (Cost $56,616,955)	76,747,207

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
244,505	First American Treasury Obligations Fund, Class X, 4.38% (Cost $244,505)(b)	244,505

	TOTAL INVESTMENTS - 100.1% (Cost $56,861,460)	$76,991,712
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(70,821)
	NET ASSETS - 100.0%	$76,920,891

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 87.9%
	ALTERNATIVE - 78.0%
773,257	Catalyst Systematic Alpha Fund, Class I(a)	$8,190,647

	FIXED INCOME - 9.9%
97,557	Catalyst/CIFC Senior Secured Income Fund, Class I(a)	905,328
12,060	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	134,473
		1,039,801

	TOTAL OPEN END FUNDS (Cost $10,421,405)	9,230,448

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 5.6%
	U.S. TREASURY BILLS — 5.6%
600,000	United States Treasury Bill(b)(d)	4.0296	09/04/25	583,411

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $584,748)			583,411

	TOTAL INVESTMENTS - 93.5% (Cost $11,006,153)			$9,813,859
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.5%			678,366
	NET ASSETS - 100.0%			$10,492,225

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
34	CME E-Mini Standard & Poor’s 500 Index Future	03/21/2025	$10,090,775	$(325,125)
	TOTAL OPEN LONG FUTURES CONTRACTS

(a)	Affiliated Company.

(b)	Zero coupon bond.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	As of December 31, 2024 a portion is held as collateral for futures with a market value of $583,411.

See accompanying notes which are an integral part of these financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND (FORMERLY, RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND)
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024

Principal Amount ($)		Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.6%
	U.S. TREASURY BILLS — 57.6%
17,400,000	United States Treasury Bill(a)	3.9457	01/30/25	$17,342,788
23,600,000	United States Treasury Bill(a)	4.0500	02/25/25	23,451,320
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,783,159)			40,794,108

Shares
	SHORT-TERM INVESTMENTS — 27.6%
	MONEY MARKET FUNDS - 27.6%
19,543,517	First American US Treasury Money Market Fund, Class Z, 4.31%(b),(d)			19,543,517
	TOTAL MONEY MARKET FUNDS (Cost $19,543,517)			19,543,517

	TOTAL INVESTMENTS - 85.2% (Cost $60,326,676)			$60,337,625
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%			10,439,801
	NET ASSETS - 100.0%			$70,777,426

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
112	CBOT 10 Year US Treasury Note Future	03/20/2025	$12,180,000	$6,406
133	CBOT 5 Year US Treasury Note Future	03/31/2025	14,138,523	26,290
93	CBOT Corn Future(d)	03/14/2025	2,132,025	106,300
23	CBOT Corn Future(d)	05/14/2025	535,613	27,263
14	CBOT Soybean Meal Future(d)	03/14/2025	443,660	1,120
3	CBOT Soybean Meal Future(d)	05/14/2025	96,810	390
23	CBOT US Treasury Bond Futures	03/20/2025	2,618,406	(6,032)
59	CME Australian Dollar Currency Future	03/17/2025	3,652,100	(75,315)
242	CME British Pound Currency Future	03/17/2025	18,910,788	(186,968)
211	CME New Zealand Dollar Currency Future	03/17/2025	11,810,725	(336,705)
14	COMEX Gold 100 Troy Ounces Future(d)	02/26/2025	3,697,400	(46,970)
27	Eurex 30 Year Euro BUXL Future	03/06/2025	3,711,136	(40,435)
86	Eurex 5 Year Euro BOBL Future	03/06/2025	10,500,321	(8,864)
6	Eurex DAX Index Future	03/21/2025	3,115,923	(2,245)
36	Eurex EURO STOXX 50 Future	03/21/2025	1,820,325	(32,436)
12	Euro-BTP Italian Bond Futures	03/06/2025	1,491,516	(28,861)
95	Euronext CAC 40 Index Future	01/17/2025	7,267,456	50,008
263	Euronext Milling Wheat Future(d)	03/10/2025	3,231,987	149,099

See accompanying notes which are an integral part of these consolidated financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND (FORMERLY, RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	French Government Bond Futures	03/06/2025	$2,045,375	$(41,642)
67	FTSE 100 Index Future	03/21/2025	6,861,976	35,904
53	FTSE/MIB Index Future	03/21/2025	9,416,244	(34,724)
7	HKG Hang Seng Index Future	01/27/2025	905,210	(1,760)
105	ICE Brent Crude Oil Future(d)	01/31/2025	7,837,200	184,450
9	ICE Gas Oil Future(d)	02/12/2025	622,575	10,575
75	Long Gilt Future	03/27/2025	8,677,104	(223,762)
52	MEFF Madrid IBEX 35 Index Future	01/17/2025	6,241,616	(1,633)
119	Montreal Exchange 10 Year Canadian Bond Future	03/20/2025	10,148,634	(91,333)
18	Montreal Exchange S&P/TSX 60 Index Future	03/20/2025	3,718,715	(76,237)
43	NYBOT CSC C Coffee Future(d)	03/19/2025	5,155,969	586,800
11	NYBOT CSC C Coffee Future(d)	05/19/2025	1,298,756	89,381
2	NYBOT CSC Cocoa Future(d)	03/14/2025	233,500	22,760
19	NYBOT CSC Number 11 World Sugar Future(d)	02/28/2025	409,853	(12,723)
67	NYMEX Light Sweet Crude Oil Future(d)	01/21/2025	4,805,240	113,130
7	NYMEX Platinum Future(d)	04/28/2025	318,675	(16,175)
25	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(d)	01/31/2025	2,109,660	38,291
37	SGX FTSE China A50 Futures Contract	01/24/2025	498,205	1,114
3	SGX Nikkei 225 Stock Index Future	03/13/2025	374,497	(724)
9	TSE Japanese 10 Year Bond Futures	03/13/2025	8,116,250	(21,881)
47	TSE TOPIX (Tokyo Price Index) Future	03/13/2025	8,323,144	67,404
	TOTAL OPEN LONG FUTURES CONTRACTS			$229,260

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
24	Carbon Emissions Future(d)	12/15/2025	$1,814,980	$(119,360)
40	CBOT Soybean Future(d)	03/14/2025	2,021,000	(42,362)
9	CBOT Soybean Future(d)	05/14/2025	460,013	(9,975)
120	CBOT Soybean Oil Future(d)	03/14/2025	2,905,920	36,917
51	CBOT Soybean Oil Future(d)	05/14/2025	1,245,114	28,332
144	CBOT Wheat Future(d)	03/14/2025	3,970,799	(83,237)
35	CBOT Wheat Future(d)	05/14/2025	984,375	(20,838)
458	CME Canadian Dollar Currency Future	03/18/2025	31,934,050	459,675
6	CME E-Mini NASDAQ 100 Index Future	03/21/2025	2,547,180	56,160
5	CME E-mini Russell 2000 Index Futures	03/21/2025	562,450	1,630
149	CME Euro Foreign Exchange Currency Future	03/17/2025	19,348,581	262,713
181	CME Japanese Yen Currency Future	03/17/2025	14,502,625	330,831
7	CME Nikkei 225 Index Future	03/13/2025	1,381,975	(17,875)
225	CME Swiss Franc Currency Future	03/17/2025	31,227,188	544,031
8	COMEX Copper Future(d)	03/27/2025	805,300	17,475
2	COMEX Copper Future(d)	05/28/2025	202,975	4,025
2	COMEX Silver Future(d)	03/27/2025	292,420	7,130
76	Eurex 10 Year Euro BUND Future	03/06/2025	10,505,998	19,637
81	KCBT Hard Red Winter Wheat Future(d)	03/14/2025	2,264,963	41,150
20	KCBT Hard Red Winter Wheat Future(d)	05/14/2025	567,750	8,800

See accompanying notes which are an integral part of these consolidated financial statements.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND (FORMERLY, RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealied Appreciation (Depreciation)
32	NYBOT CTN Number 2 Cotton Future(d)	03/07/2025	$1,094,400	$5,920
13	NYBOT CTN Number 2 Cotton Future(d)	05/07/2025	451,685	2,320
6	NYMEX Henry Hub Natural Gas Futures(d)	01/29/2025	217,980	(12,550)
1	NYMEX NY Harbor ULSD Futures(d)	01/31/2025	97,289	(2,902)
14	SFE S&P ASX Share Price Index 200 Future	03/20/2025	1,765,055	17,755
	TOTAL OPEN SHORT FUTURES CONTRACTS			$1,535,402

	TOTAL OPEN FUTURES CONTRACTS			$1,764,662

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 11.4%
	AEROSPACE & DEFENSE - 0.5%
5,235	Moog, Inc., Class A			$1,030,457

	DIVERSIFIED INDUSTRIALS - 1.1%
16,100	ITT, Inc.			2,300,368

	INTERNET MEDIA & SERVICES - 5.7%
16,200	Alphabet, Inc., Class A			3,066,660
1,700	Booking Holdings, Inc.			8,446,314
				11,512,974
	SOFTWARE - 4.1%
10,300	CyberArk Software Ltd.(a)			3,431,445
1,900	ServiceNow, Inc.(a)			2,014,228
14,180	Wix.com Ltd.(a)			3,042,319
				8,487,992

	TOTAL COMMON STOCKS (Cost $20,339,128)			23,331,791

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 18.3%
	ASSET MANAGEMENT — 4.7%
17,000	AMG Capital Trust II	5.1500	10/15/37	936,850
99,900	Apollo Global Management, Inc.	6.7500	07/31/26	8,682,309
				9,619,159
	BANKING — 8.6%
7,248	Bank of America Corporation	7.2500	Perpetual	8,837,124
7,400	Wells Fargo & Company - Series L	7.5000	Perpetual	8,837,894
				17,675,018
	ELECTRIC UTILITIES — 1.4%
70,500	NextEra Energy, Inc.	6.9260	09/01/25	2,884,860

	TECHNOLOGY HARDWARE — 3.6%
117,100	Hewlett Packard Enterprise Company	7.6250	09/01/27	7,343,341
	TOTAL PREFERRED STOCKS (Cost $34,203,743)			37,522,378

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 64.6%
	AUTOMOTIVE — 1.9%
3,990,000	Ford Motor Company(b)	0.0000	03/15/26	$3,858,330

	E-COMMERCE DISCRETIONARY — 2.7%
6,850,000	Etsy, Inc.	0.2500	06/15/28	5,601,636

	ELECTRIC UTILITIES — 7.8%
7,080,000	Alliant Energy Corporation	3.8750	03/15/26	7,264,080
8,310,000	PPL Capital Funding, Inc.	2.8750	03/15/28	8,667,330
				15,931,410
	GAS & WATER UTILITIES — 2.7%
5,560,000	American Water Capital Corporation	3.6250	06/15/26	5,487,720

	HOME CONSTRUCTION — 1.0%
2,112,000	Meritage Homes Corporation(c)	1.7500	05/15/28	2,069,760

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
2,100,000	Coinbase Global, Inc.(c)	0.2500	04/01/30	2,236,640

	INTERNET MEDIA & SERVICES — 3.9%
1,605,000	Expedia Group, Inc.(b)	0.0000	02/15/26	1,592,189
5,889,000	Uber Technologies, Inc.	0.8750	12/01/28	6,477,900
				8,070,089
	LEISURE FACILITIES & SERVICES — 3.6%
8,650,000	DraftKings, Inc.(b)	0.0000	03/15/28	7,361,150

	MEDICAL EQUIPMENT & DEVICES — 4.3%
9,150,000	Dexcom, Inc.	0.2500	11/15/25	8,806,483

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 64.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 9.5%
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	$6,833,155
5,580,000	Ventas Realty, L.P.	3.7500	06/01/26	6,344,460
4,660,000	Welltower OP, LLC(c)	2.7500	05/15/28	6,307,310
				19,484,925
	SOFTWARE — 15.1%
3,349,000	Datadog, Inc.(b),(c)	0.0000	12/01/29	3,221,738
2,923,000	Nutanix, Inc.(c)	0.5000	12/15/29	2,889,386
6,342,000	Okta, Inc.	0.3750	06/15/26	5,882,230
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,094,923
6,612,000	Shopify, Inc.	0.1250	11/01/25	6,731,016
6,740,000	Tyler Technologies, Inc.	0.2500	03/15/26	8,131,810
1,790,000	Wix.com Ltd.(b)	0.0000	08/15/25	1,726,455
				30,677,558
	TECHNOLOGY SERVICES — 9.3%
2,040,928	Euronet Worldwide, Inc.	0.7500	03/15/49	2,017,457
8,887,000	Global Payments, Inc.(c)	1.5000	03/01/31	8,700,373
7,796,000	Shift4 Payments, Inc.	0.5000	08/01/27	8,380,700
				19,098,530
	TRANSPORTATION & LOGISTICS — 1.7%
3,480,000	Southwest Airlines Company	1.2500	05/01/25	3,572,220

	TOTAL CONVERTIBLE BONDS (Cost $130,579,027)			132,256,451

Shares
	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
11,273,064	First American Treasury Obligations Fund, Class X, 4.38% (Cost $11,273,064)(d)			11,273,064

	TOTAL INVESTMENTS - 99.8% (Cost $196,394,962)			$204,383,684
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			411,089
	NET ASSETS - 100.0%			$204,794,773

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $32,258,362 or 15.8% of net assets.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

 See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.4%
	ASSET MANAGEMENT — 0.4%
16	Eaton Vance Senior Floating-Rate Trust Series A(j)		7.2270	Perpetual	$350,000
130	Eaton Vance Senior Floating-Rate Trust Series C		7.3570	Perpetual	2,843,750
18	Eaton Vance Senior Floating-Rate Trust Series D		7.2270	Perpetual	393,750
	TOTAL PREFERRED STOCKS (Cost $3,503,125)				3,587,500

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 75.3%
	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
244,747	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	31,893
192,907	Fannie Mae REMICS Series 2010-55 SH(b),(c)	-(SOFR30A + 0.114%) + 6.500%	1.8170	05/25/40	4,147
278,880	Fannie Mae REMICS Series 2018-95 SA(b),(c)	-(SOFR30A + 0.114%) + 6.150%	1.4670	01/25/49	22,824
937,249	Fannie Mae Trust Series 2003-W6 5S(b),(c)	-(SOFR30A + 0.114%) + 7.600%	2.9170	09/25/42	72,378
258,304	Freddie Mac REMICS Series 3753 SB(b),(c)	-(SOFR30A + 0.114%) + 6.000%	1.2880	11/15/40	20,195
249,207	Freddie Mac Strips Series 365 257(b),(d)		4.5000	05/15/49	48,181
28,965,696	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	1,753,467
34,583	Government National Mortgage Association Series 2012-104 DI(b),(e),(j)		4.0000	09/16/25	291
126,806	Government National Mortgage Association Series 2003-12 S(b),(c),(j)	-(TSFR1M + 0.114%) + 7.550%	3.0650	02/20/33	9,663
114,173	Government National Mortgage Association Series 2011-71 SG(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9150	05/20/41	8,389
134,345	Government National Mortgage Association Series 2011-89 SA(b),(c)	-(TSFR1M + 0.114%) + 5.450%	0.9650	06/20/41	9,958
1,258,204	Government National Mortgage Association Series 2013-43 IO(b),(d)		0.0240	08/16/48	292
					1,981,678
	AUTO LOAN — 0.4%
3,765,045	CAL Receivables, LLC Series 2022-1 B(c),(f)	SOFR30A + 4.350%	8.9480	10/15/26	3,762,416

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	CDO — 0.5%
2,848,561	Attentus CDO III Ltd. Series 3A D(c),(f),(j)	TSFR3M + 1.912%	6.5700	10/11/42	$637,699
2,967,458	Nomura CRE CDO Ltd. Series 2007-2A D(c),(f)	TSFR3M + 0.712%	5.8400	05/21/42	26,111
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(c),(f),(j)	TSFR3M + 0.912%	5.4660	11/05/35	1,253,826
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(c),(f),(j)	TSFR3M + 0.762%	5.3160	08/05/36	2,313,548
358,069	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(c),(f)	PRIME + 0.550%	5.4040	02/08/35	286,097
547,506	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(c),(f)	PRIME + 0.550%	5.4040	02/08/35	381,064
					4,898,345

	NON AGENCY CMBS — 28.3%
2,927,675	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(d),(f)		3.5790	08/10/45	483,647
347,697	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	331,904
178,805	Bayview Commercial Asset Trust Series 2005-2A A2(c),(f)	TSFR1M + 0.639%	4.9780	08/25/35	171,814
89,403	Bayview Commercial Asset Trust Series 2005-2A M1(c),(f)	TSFR1M + 0.759%	5.0980	08/25/35	85,444
182,157	Bayview Commercial Asset Trust Series 2005-2A B1(c),(f)	TSFR1M + 1.839%	6.1780	08/25/35	184,627
127,391	Bayview Commercial Asset Trust Series 2005-3A M5(c),(f)	TSFR1M + 1.074%	5.4130	11/25/35	122,745
216,565	Bayview Commercial Asset Trust Series 2005-3A B1(c),(f)	TSFR1M + 1.764%	6.1030	11/25/35	220,858
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(c),(f)	SOFRRATE + 3.714%	2.5646	01/25/36	575,650
99,420	Bayview Commercial Asset Trust Series 2006-2A B1(c),(f)	TSFR1M + 1.419%	5.7580	07/25/36	95,345
41,396	Bayview Commercial Asset Trust Series 2006-2A B2(c),(f)	TSFR1M + 2.319%	6.6580	07/25/36	795,403
5,199,723	BB-UBS Trust(f)		2.8900	06/05/30	4,859,797
5,645,000	BB-UBS Trust Series 2012-TFT B(d),(f)		3.5590	06/05/30	4,914,907
169,390	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	5.6830	06/25/43	175,110
266,172	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	261,190
878,000	BWAY Mortgage Trust Series 2013-1515 C(f)		3.4460	03/10/33	792,751
3,240,000	BWAY Mortgage Trust Series 2013-1515 B(f)		3.4730	03/10/33	2,977,498
5,920,000	BXP Trust Series 2017-CQHP A(c),(f)	TSFR1M + 0.897%	5.2950	11/15/34	5,597,432
1,494,715	CD Mortgage Trust Series 2007-CD5 G(d),(f)		6.3690	11/15/44	1,487,219
3,652,407	CD Mortgage Trust Series 2017-CD5 XA(b),(d)		0.7780	08/15/50	57,095
332,067	CFCRE Commercial Mortgage Trust Series 2011-C2 D(d),(f)		5.0800	12/15/47	320,423
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0800	12/15/47	8,969,746
500,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(d),(f)		5.0800	12/15/47	282,638

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 28.3% (Continued)
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(f)	TSFR1M + 1.264%	5.6620	06/15/31	$3,250,510
8,450,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(c),(f)	TSFR1M + 2.864%	7.2620	06/15/31	5,830,500
763,322	Citigroup Commercial Mortgage Trust Series 2012-GC8 C(d),(f)		4.9420	09/10/45	702,171
74,296	COMM Mortgage Trust Series 2012-LC4 B(d)		4.9340	12/10/44	68,427
1,712,000	COMM Mortgage Trust Series 2012-LC4 C(d)		5.3030	12/10/44	1,505,444
1,467,287	COMM Mortgage Trust Series 2013-CCRE9 E(d),(f)		4.4700	07/10/45	1,331,079
3,923,994	COMM Mortgage Trust Series 2012-CCRE3 B(f)		3.9220	10/15/45	3,573,239
867,000	COMM Mortgage Trust Series 2013-LC6 E(f)		3.5000	01/10/46	783,530
302,192	COMM Mortgage Trust Series 2013-LC6 D(d),(f)		3.9240	01/10/46	287,326
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(d),(f)		3.7770	03/10/46	2,894,814
6,793,306	COMM Mortgage Trust Series 2013-CCRE7 D(d),(f)		4.2430	03/10/46	6,211,530
5,213,581	COMM Mortgage Trust Series 2010-C1 D(d),(f)		5.7920	07/10/46	4,894,747
1,280,000	COMM Mortgage Trust Series 2014-CR14 C(d)		3.7060	02/10/47	1,193,879
17,734,885	COMM Mortgage Trust Series 2015-LC21 XA(b),(d)		0.5960	07/10/48	7,170
10,040,123	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(f)		3.4000	10/05/30	9,647,890
84,644	Credit Suisse Commercial Mortgage Trust Series C4 C(d),(f)		5.5220	09/15/39	81,511
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(d),(f),(j)		0.5400	09/15/37	29
2,085,428	DBUBS Mortgage Trust Series 2011-LC3A D(d),(f)		5.3530	08/10/44	1,936,562
687,118	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(d),(f)		5.9850	03/18/49	226,749
46,896	GS Mortgage Securities Trust Series 2010-C1 B(f)		5.1480	08/10/43	46,802
3,080,000	GS Mortgage Securities Trust Series 2010-C1 C(d),(f)		5.6350	08/10/43	3,001,875
22,195,000	GS Mortgage Securities Trust Series 2010-C1 D(d),(f)		6.3620	08/10/43	20,953,306
1,506,000	GS Mortgage Securities Trust Series 2011-GC5 D(d),(f)		5.1500	08/10/44	843,891
553,000	GS Mortgage Securities Trust Series 2011-GC5 C(d),(f)		5.1500	08/10/44	429,277
15,061,000	GS Mortgage Securities Trust Series 2011-GC5 B(d),(f)		5.1500	08/10/44	13,537,798
1,549,687	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.6300	08/10/45	278,944
1,986,605	GS Mortgage Securities Trust Series 2012-GCJ9 D(a),(d),(f)		4.6010	11/10/45	1,851,296
2,440,000	GS Mortgage Securities Trust Series 2013-GC10 D(d),(f)		4.5370	02/10/46	2,420,899
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(d),(f)		5.9640	04/25/52	910,126
147,008	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	6.0280	08/25/34	138,311
101,775	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	7.0780	08/25/34	100,259
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(f)	TSFR1M + 1.317%	5.7140	11/15/35	3,256,251
9,192,545	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(f)		3.9100	05/05/30	8,146,985

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 28.3% (Continued)
12,785,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(f)		3.3920	11/15/43	$9,797,785
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(d),(f)		5.5820	11/15/43	1,807,210
7,790,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(d),(f)		5.5820	11/15/43	6,871,973
1,546,617	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(d)		5.4890	12/12/43	637,341
464,818	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		4.9640	05/15/45	450,841
8,683,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(d),(f)		4.9640	05/15/45	8,097,774
7,816,757	JP Morgan Chase Commercial Mortgage Securities Series CBX E(d),(f)		4.6900	06/15/45	7,130,998
3,362,918	JP Morgan Chase Commercial Mortgage Securities Series C8 G(d),(f)		2.7330	10/15/45	2,969,290
2,320,000	JP Morgan Chase Commercial Mortgage Securities Series C13 F(d),(f)		3.9860	01/15/46	1,860,031
680,053	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(d),(f)		5.0130	02/15/46	642,359
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(d),(f)		5.3600	02/15/46	8,391,068
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(d),(f)		5.5250	02/15/46	146,646
2,376,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(d),(f)		5.5250	02/15/46	1,820,881
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.3730	04/15/46	32,100
4,940,000	JP Morgan Chase Commercial Mortgage Securities Series C16 E(d),(f)		3.7440	12/15/46	4,270,137
357,258	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(d),(f)		3.5670	12/15/47	334,194
453,794	JP Morgan Mortgage Acquisition Trust Series 2007-CH1 MV6(c)	TSFR1M + 0.939%	4.3810	11/25/36	485,855
3,000,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(d)		3.9390	07/15/45	2,674,216
6,452,790	JPMBB Commercial Mortgage Securities Trust Series C15 D(d),(f)		4.6100	11/15/45	5,707,749
342,964	LBSBC NIM Company Series 2005-2A N3(f)		5.5000	09/27/30	340,260
100	LBSBN Series 2005-2A PS (a)		0.0000	09/27/30	3,175,000
10,581,376	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(d)		5.4520	09/15/39	3,825,326
83,412	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)		6.0190	05/12/39	84,619
521,052	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)		6.1930	09/12/49	475,691
236,253	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)		6.2220	09/12/49	215,627
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(d),(f)		4.3587	11/15/45	921,910
347,615	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 D(d),(f)		4.3590	11/15/45	317,082
3,788,487	Morgan Stanley Bank of America Merrill Lynch Trust Series C6 C(d)		4.5360	11/15/45	3,568,125
372,547	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(d)		4.0490	02/15/46	352,317

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON AGENCY CMBS — 28.3% (Continued)
260,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		3.9810	07/15/46	$215,137
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(d),(f)		4.8030	10/15/46	3,759,410
84,804	Morgan Stanley Capital I Trust Series 2011-C2 D(d),(f)		5.2110	06/15/44	81,399
8,575,000	Morgan Stanley Capital I Trust Series 2011-C2 E(d),(f)		5.2110	06/15/44	8,064,820
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(d),(f)		5.1640	03/15/45	471,171
1,065,363	Morgan Stanley Capital I Trust Series 2011-C3 E(d),(f)		4.9420	07/15/49	1,041,549
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(d),(f)		4.9420	07/15/49	1,916,550
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(c),(f)	PRIME	7.5000	06/15/35	725,800
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(d),(f)		5.2490	02/27/51	2,802,935
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(f)		0.1550	10/10/36	104
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(d),(f)		3.6490	03/10/46	459,503
393,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(d),(f)		3.7200	03/10/46	338,762
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(d),(f)		3.7200	03/10/46	1,821,086
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(d),(f)		5.7320	01/10/45	3,803,457
160,107	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(d),(f)		5.3100	01/15/41	159,411
3,254,870	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(d),(f)		4.9586	10/15/44	1,137,866
1,740,000	Wells Fargo Commercial Mortgage Trust Series 2017-SMP A(c),(f)	TSFR1M + 0.921%	5.3180	12/15/34	1,620,309
1,035,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)		3.8330	07/15/46	877,163
102,827	WFRBS Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0000	02/15/44	96,960
664,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(d),(f)		4.9830	06/15/44	572,634
2,324,311	WFRBS Commercial Mortgage Trust Series 2011-C4 D(d),(f)		4.9830	06/15/44	2,116,704
2,305,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(d),(f)		4.0630	03/15/45	1,919,603
1,492,115	WFRBS Commercial Mortgage Trust Series 2012-C9 E(d),(f)		4.7190	11/15/45	1,448,687
87,712	WFRBS Commercial Mortgage Trust Series 2012-C10 B		3.7440	12/15/45	79,331
1,705,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(d)		4.3100	12/15/45	1,325,752
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(d),(f)		3.8360	06/15/46	4,225,979
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.8360	06/15/46	12,695,227
9,167,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	8,472,928
2,925,000	Worldwide Plaza Trust Series 2017-WWP B(d),(f)		3.5960	11/10/36	1,224,467
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(d),(f)		0.0000	05/15/25	3,505,642
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(c),(f)	SOFRRATE + 3.120%	7.9600	01/06/26	2,980,098
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(f)		15.0000	03/17/25	716,097
					282,187,316

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8%
1,300,807	ABFC Trust Series 2002-WF2 CE(h)		0.0000	11/25/29	$1,025,511
191,226	ABFS Mortgage Loan Trust Series 2000-1 A1(e)		8.4250	07/15/31	160,575
114,050	ABFS Mortgage Loan Trust Series 2000-3 A(e)		8.1100	09/15/31	96,157
680,033	ABFS Mortgage Loan Trust Series 2001-3 A2(e),(f)		6.1700	03/15/32	660,927
2,216,162	ABFS Mortgage Loan Trust Series 2002-1 A5(e)		7.0100	12/15/32	1,802,781
633,281	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	6.7620	08/15/33	626,343
907,468	ABFS Mortgage Loan Trust Series 2002-4 M1(e)		6.9420	12/15/33	620,134
98,947	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	96,354
40,608	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	39,377
766,878	Accredited Mortgage Loan Trust Series 2004-3 2A6(c)	TSFR1M + 0.984%	5.3230	10/25/34	782,456
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	5.5640	04/25/35	913,842
2,637,458	ACE Securities Corp Home Equity Loan Trust Series HE1 CE(a)		0.0000	11/20/31	2,275,000
298,476	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	5.7280	08/25/32	385,171
42,591	ACE Securities Corp Home Equity Loan Trust Series HE2 M3(c)	TSFR1M + 3.339%	7.6780	08/25/32	60,225
251,128	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	7.3780	06/25/33	238,601
679,808	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	6.1030	03/25/34	708,223
41,806	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	5.5030	07/25/34	40,649
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(f)	TSFR1M + 5.364%	9.7030	07/25/34	422,628
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	7.9530	05/25/35	1,670,125
172,420	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(f),(k)		0.0000	08/15/30	164,854
112,321	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.4720	06/25/35	108,175
71,086	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.3200	08/25/35	57,908
613,226	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.8000	09/25/35	533,397
168,494	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	4.9730	11/25/35	142,927
200,528	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	4.9930	11/25/35	168,381
59,739	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.3550	01/25/36	52,347
152,875	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.3550	01/25/36	131,607
106,348	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	4.9930	01/25/36	97,720
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	7.6030	09/25/34	329,722
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	6.4780	10/25/34	505,111
2,316,892	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	5.2430	09/28/29	2,160,098

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
226,934	Alternative Loan Trust Series 2004-J6 M(d)		9.3090	11/25/31	$222,033
57,126	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	54,858
394,991	Alternative Loan Trust Series 2005-43 5A1(d)		5.7780	09/25/35	340,653
51,905	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	5.0850	11/20/35	47,608
1,468,744	Alternative Loan Trust Series 2006-J6 A2(b),(c)	-(TSFR1M + 0.114%) + 5.500%	1.0470	09/25/36	98,710
1,203,889	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.4460	09/25/36	449,329
652,733	Alternative Loan Trust Series 2006-32CB A2(b),(c)	-(TSFR1M + 0.114%) + 5.330%	0.8770	11/25/36	39,033
393,213	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	5.1230	11/25/36	178,279
353,671	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	348,368
559,468	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	4.6430	05/25/46	471,184
4,091,266	American Home Mortgage Investment Trust Series 2005-2 5A4D(e)		5.8280	09/25/35	3,150,495
2,693	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	5.3530	04/25/44	2,680
868,088	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.7450	11/25/45	325,304
305,903	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	4.8330	12/25/46	294,216
41,147	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(c)	TSFR1M + 1.179%	3.3420	09/25/32	42,185
2,347,549	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(c)	TSFR1M + 3.489%	7.8280	11/25/32	2,405,801
260,153	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	7.3030	08/25/32	260,562
119,775	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.6880	01/25/33	116,659
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	7.2130	05/25/34	888,572
139,061	Ameriquest Mortgage Securities Inc Asset Back Series R1 M1(c)	TSFR1M + 0.909%	5.2480	02/25/34	155,198
286,868	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.1210	02/25/33	274,457
456,805	Ameriquest Mortgage Securities Inc Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	2.9220	06/25/33	366,975
469,502	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.2530	07/25/32	474,222
433,166	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	5.7030	11/25/29	396,021
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	3.9660	09/25/33	775,322
203,343	Argent Securities Inc Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	3.9270	06/26/34	197,908
2,722,671	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	9.7620	01/15/33	2,417,165
721,689	Asset Backed Securities Corp Home Equity Loan Series HE6 A2(c)	TSFR1M + 0.794%	5.1330	11/25/33	750,055
566,305	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(c)	-(TSFR1M + 0.114%) + 5.150%	0.6970	05/25/46	19,960
561,166	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	5.3030	05/25/46	476,709
307,539	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	268,791
248,186	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	216,912
652,778	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	570,532

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
1,128,822	Banc of America Funding Corporation Series 2008-1 A2(d)		4.6020	09/25/48	$1,084,137
484,662	Banc of America Funding Trust Series 2016-R2 1A1(d),(f)		4.7000	05/01/33	482,994
83,185	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	39,827
43,115	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	36,822
392,109	Banc of America Funding Trust Series 2004-B 6A1(d)		2.9560	12/20/34	322,478
138,548	Banc of America Funding Trust Series 2005-B 1A1(d)		5.9830	04/20/35	126,396
1,431,362	Banc of America Funding Trust Series 2005-E 2A1(d)		4.0730	05/20/35	1,238,796
2,118,753	Banc of America Funding Trust Series 2015-R8 3A2(d),(f)		4.9070	08/26/35	1,620,417
51,084	Banc of America Funding Trust Series 2005-8 30PO(k)		0.0000	01/25/36	32,840
1,117,585	Banc of America Funding Trust Series 2006-A 5A1(d)		3.6840	02/20/36	954,456
870,216	Banc of America Funding Trust Series 2006-A 4A1(d)		5.4690	02/20/36	831,107
376,555	Banc of America Funding Trust Series 2006-B 7A1(d)		4.2940	03/20/36	318,642
158,676	Banc of America Funding Trust Series 2006-B 1A1(d)		6.3720	03/20/36	149,900
125,216	Banc of America Funding Trust Series 2006-C 4A1(d)		5.4120	04/20/36	106,188
513,056	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	459,964
205,616	Banc of America Funding Trust Series 2006-F 1A2(d)		6.5090	07/20/36	169,928
8,213	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.7700	07/20/36	8,136
68,251	Banc of America Funding Trust Series 2007-7 30PO(k)		0.0000	09/25/37	30,694
92,147	Banc of America Funding Trust Series 2006-I 5A1(d)		3.5170	10/20/46	77,032
4,118	Banc of America Funding Trust Series 2007-C 6A2(c)	TSFR1M + 0.654%	5.0250	05/20/47	4,100
1,156,631	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	857,735
324,548	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	172,124
339,225	Banc of America Funding Trust Series 2009-R9 3A3(d),(f)		3.4810	11/25/56	255,559
270,326	Banc of America FundingTrust Series 2006-J 4A1(d)		5.1000	01/20/47	228,981
4,063,330	Banc of America Mortgage Trust Series 2004-G 3A1(d)		6.0650	08/25/34	2,665,527
30,856	Banc of America Mortgage Trust Series 2005-A 2A2(d)		4.9360	02/25/35	29,718
590,452	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4780	08/25/35	492,343
614,190	Banc of America Mortgage Trust Series 2005-I 4A1(d)		7.5750	10/25/35	608,754
75,136	Banc of America Mortgage Trust Series 2006-A 1A1(d)		4.0940	02/25/36	62,999
64,674	Banc of America Mortgage Trust Series 2006-B 2A1(d)		5.4990	11/20/46	57,262
2,000,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		7.0700	02/10/32	275,020
2,670,955	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(f)	TSFR1M + 0.914%	5.2530	03/25/37	2,651,791
732,419	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(f)	TSFR1M + 1.014%	5.3530	03/25/37	726,351
1,042,324	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(f)	TSFR1M + 1.264%	5.6030	03/25/37	1,044,006

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
2,189,811	Bayview Financial Asset Trust Series 2007-SR1A M4(c),(f)	TSFR1M + 1.614%	5.9530	03/25/37	$2,176,447
921,495	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	8.5840	02/28/44	963,605
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(d),(f)		5.4760	12/27/34	3,943,887
1,749,646	BCAP, LLC Trust Series 2009-RR10 1A2(d),(f)		6.0000	02/26/36	1,681,293
1,313,011	BCAP, LLC Trust Series 2010-RR11 3A3(d),(f)		4.5090	06/27/36	1,242,716
1,317,086	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	1,289,887
285,292	BCMSC Trust Series 1999-A M1(d)		6.7850	03/15/29	269,941
731,888	BCMSC Trust Series 1999-B A2(d)		6.9750	12/15/29	57,256
611,382	BCMSC Trust Series 1999-B A3(d)		0.7910	12/15/29	49,234
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.7910	12/15/29	412,633
737,790	BCMSC Trust Series 1999-B A6(d)		0.7910	12/15/29	64,958
129,704	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.4510	01/25/35	118,063
1,517,309	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	4.9530	01/25/36	1,416,650
1,777,565	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	4.9330	02/25/36	1,658,204
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.8450	05/25/36	173,884
152,429	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	4.8330	05/25/36	130,597
54,494	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.1470	05/25/36	33,990
200,027	Bear Stearns ARM Trust Series 2004-9 23A1(d)		2.1580	11/25/34	194,432
805,299	Bear Stearns ARM Trust Series 2005-6 3A1(d)		6.6580	08/25/35	778,999
209,648	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.9510	10/25/36	199,193
48,125	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.7300	08/25/47	41,139
2,770,150	Bear Stearns ARM Trust Series 2007-5 2A1(d)		5.1660	08/25/47	2,475,027
1,127,832	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.4720	09/25/34	1,051,541
8,171,257	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	10.4530	10/25/34	8,144,615
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	5.7550	12/25/34	186,300
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	4.9700	05/25/35	1,057,533
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	4.9700	05/25/35	964,201
377,670	Bear Stearns Asset Backed Securities I Trust Series TC1 M5(c)	TSFR1M + 2.064%	4.9700	05/25/35	377,238
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(f)	TSFR1M + 4.614%	4.9880	08/25/35	3,623,184
131,562	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.4530	08/25/35	80,164
2,412,278	Bear Stearns Asset Backed Securities I Trust Series HE10 1M2(c)	TSFR1M + 0.464%	4.8030	12/25/36	2,291,422
1,171,529	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	4.7230	01/25/37	1,085,070
14,579	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(e)		5.7500	10/25/33	16,016
370,239	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	5.3530	12/25/33	374,226

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	6.7030	04/25/36	$1,885,288
1,892,005	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	7.0780	07/25/36	1,883,351
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	8.2030	07/25/36	2,964,487
25,371	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	25,302
346,892	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(c)	12MTA + 0.980%	1.3220	10/25/36	90,817
410,038	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		6.0000	10/25/36	137,760
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	7.6030	11/25/39	300,441
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	7.6030	12/25/42	1,004,778
436,322	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	7.6030	12/25/42	502,141
27,559	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(k)		0.0000	09/25/46	20,217
135,756	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	123,058
583,576	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	4.7530	12/25/36	805,977
4,652	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(d)		8.5860	03/25/31	4,657
289	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(d)		8.5860	03/25/31	283
197,654	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	TSFR1M + 0.494%	4.6430	01/25/37	192,830
15,512	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	4.8930	08/25/37	14,747
240,408	Bond Securitization Trust Series 2003-1 X(d)		0.0000	10/25/34	216,367
104,929	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	4.5640	06/25/34	101,645
238,508	Centex Home Equity Loan Trust Series 2004-D MF2(e)		6.0600	09/25/34	237,042
135,947	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	5.9530	06/25/34	138,786
43,346	Chase Funding Trust Series 2003-6 1A7(e)		4.8820	11/25/34	41,928
916,923	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	554,476
192,175	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.4900	02/25/34	169,774
197,468	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	196,425
1,249,150	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		6.4910	05/25/34	1,174,246
36,469	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(k)		0.0000	07/25/34	27,949
305,352	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		6.5530	08/25/34	277,933
1,315	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	5.1730	03/25/35	426
1,762,806	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(d)		3.7940	04/25/35	1,278,671
223,721	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	130,430
106,340	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(d)		4.5000	10/20/35	101,388
754,460	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(d)		4.3110	01/25/36	657,829
78,755	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	71,170
176,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	153,261

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
1	Citicorp Residential Mortgage Trust Series 2007-2 A6(e)		4.5100	06/25/37	$1
96,895	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.9820	03/25/34	83,325
214,466	Citigroup Mortgage Loan Trust Series 2009-4 7A5(d),(f)		5.4800	05/25/35	198,002
20,830	Citigroup Mortgage Loan Trust Series 2013-8 1A2(d),(f)		5.5740	05/25/35	19,415
224,591	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.5740	03/25/36	219,155
330,777	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.8270	06/25/36	315,988
1,762	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(d)		4.9530	07/25/36	1,762
267,384	Citigroup Mortgage Loan Trust Series 2013-8 2A2(d),(f)		5.6800	11/25/36	178,006
1,308,768	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(c),(f)	TSFR1M + 0.184%	4.5230	01/25/37	1,148,342
1,555,738	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(d)		4.5590	03/25/37	1,499,445
634,996	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(f)	TSFR1M + 0.514%	4.8530	01/25/29	601,513
361,421	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	7.9780	12/25/33	401,052
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	8.9530	12/25/33	3,639,198
30,915	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	31,559
226,806	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	7.0780	11/25/34	833,597
893,349	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	670,467
69,356	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(k)		0.0000	01/25/37	38,265
146,147	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9470	01/25/37	6,836
15,295	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,311
11,151,101	Conseco Finance Corporation Series 7 B2(d)		7.7000	10/15/26	523,782
561,587	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	565,421
2,782,521	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	2,731,176
1,147,450	Conseco Finance Corporation Series 9 B1(d)		7.6500	01/15/28	1,135,611
3,795,297	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	3,761,558
1,239,208	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,240,559
4,415,181	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	4,351,578
2,460,228	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	2,461,782
212,058	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	204,838
4,314,985	Conseco Finance Corporation(d)		6.9700	05/15/29	4,312,180
2,085,170	Conseco Finance Corporation Series 3 M1(d)		6.8600	03/01/30	2,029,220
312,333	Conseco Finance Corporation/Old Series A B2(c)	TSFR1M + 5.864%	10.2620	04/15/32	482,609
1,610,775	Conseco Finance Securitizations Corporation Series 6 A1(d),(f)		7.3600	06/01/30	465,137
2,420,249	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,330,870

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
75,853	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	4.9920	01/15/28	$60,883
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	8.8030	08/25/33	225,085
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	7.0780	10/25/33	454,133
23,967	Countrywide Asset-Backed Certificates Series 2004-S1 M1(e)		5.2520	02/25/35	23,793
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(e)		3.9580	01/25/37	539,766
776,309	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	5.3520	05/25/37	668,251
21,479	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	4.6620	11/15/36	19,081
1,425,295	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	4.6620	11/15/36	1,212,808
264,967	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	187,634
451,460	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	454,086
150,837	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(c)	TSFR1M + 2.514%	6.8530	02/25/32	155,028
246,248	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(d),(f)		5.5750	03/25/32	232,539
106,600	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	102,260
547,750	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	3.8610	08/25/32	521,228
594,781	Credit Suisse First Boston Mortgage Securities Series HE16 B1(c)	TSFR1M + 2.914%	7.2530	10/25/32	652,098
73,938	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		7.4520	11/25/32	71,126
18,855	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		7.4520	11/25/32	18,218
50,920	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6700	04/25/33	46,986
170,416	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	7.2030	11/25/33	167,874
21,907	Credit Suisse First Boston Mortgage Securities Series 2003-AR28 6M3(c)	TSFR1M + 2.864%	7.2030	12/25/33	29,980
573,784	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	6.5530	02/25/34	621,778
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	3.9020	04/25/34	533,189
50,905	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	43,665
708,468	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	606,679
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(d),(f)		4.0940	02/03/29	2,211
201,895	Credit-Based Asset Servicing and Securitization, Series CB4 M1(c)	TSFR1M + 1.239%	6.0850	02/25/33	205,229
4,464,000	Credit-Based Asset Servicing and Securitization, Series RP1 B3(e),(f)		5.9000	04/25/36	4,780,841
1,136,388	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(c),(f)	TSFR1M + 1.164%	5.5030	07/25/36	1,173,933
264,679	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(e)		3.0060	12/25/36	212,704
715,696	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(c),(f)	TSFR1M + 0.574%	4.9130	02/25/37	546,349
220,313	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(e),(f)		4.4670	12/25/37	285,141
1,245,171	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(c),(f)	TSFR1M + 3.114%	7.4530	05/25/50	1,250,193

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	8.4530	02/25/32	$603,619
532,450	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	524,516
49,559	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	7.3530	07/25/33	48,675
5,753	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	5,712
196,242	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	196,890
526,457	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	4.8030	10/25/35	445,468
2,016	CSMC Series 2014-4R 16A3(c),(f)	TSFR1M + 0.314%	4.7250	02/27/36	2,013
69,596	CSMC Series 2011-6R 4A2(d),(f)		4.3880	04/28/37	63,174
1,390,542	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	822,571
518,561	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	288,744
127,216	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	4.7030	04/25/37	97,422
167,427	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	138,028
189,204	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	4.8530	06/25/37	108,213
2,302,731	CSMC Mortgage-Backed Trust Series 2007-4 5A1		6.0000	06/25/37	354,140
341,835	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		4.5610	01/25/35	221,600
1,288,264	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(e)		3.7020	05/25/36	1,018,675
301,651	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	5.2030	03/25/34	304,957
38,936	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	4.7920	02/15/34	38,234
125,901	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	118,924
1,247,651	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	2,076,447
150,534	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	148,927
18,646	CWHEQ Revolving Home Equity Loan Trust Series H 2A(c)	TSFR1M + 0.354%	4.7520	12/15/35	18,594
4,990,734	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	4.6520	01/15/37	4,685,193
1,661,289	CWHEQ Revolving Home Equity Loan Trust Series Series B A(c)	TSFR1M + 0.264%	4.6620	02/15/37	1,537,279
953,359	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	4.6730	08/25/37	814,886
143,604	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(d)		4.7190	06/25/36	127,747
101,919	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(e)		6.3650	02/25/36	92,151
1,784,388	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	1,722,148
27,931	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(d)		5.5000	09/25/33	26,488
1,679,585	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 3AF2(c),(f)	TSFR1M + 0.394%	4.7920	04/15/36	1,549,615
146,641	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	5.3210	09/19/44	129,565
580,775	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	5.2810	11/19/44	522,261

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
907,252	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	5.2810	11/19/44	$763,403
1,607,533	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	4.9610	07/19/45	1,434,544
3,345,616	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	4.6210	04/19/47	2,537,532
228,143	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	223,480
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	5.3980	11/25/34	186,610
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	5.4730	11/25/34	167,066
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	6.2530	04/25/32	245,202
11,230	First Franklin Mortgage Loan Trust Series 2003-FFB X(h)		0.0000	02/25/33	10,500
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	5.9530	03/25/34	148,427
991,063	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	6.0580	10/25/34	825,740
64,251	First Franklin Mortgage Loan Trust Series 2004-FFA X(f),(h)		0.0000	04/25/38	63,000
145,305	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.4730	12/25/34	136,019
344,508	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		4.9670	02/25/35	313,368
24,565	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		5.1350	03/25/35	14,075
865,434	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		3.9350	05/25/35	418,869
213,800	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		5.8010	07/25/35	131,520
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d)		0.0000	07/25/36	—
17,183	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.5890	05/25/30	16,941
13,956	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.8620	05/25/30	13,589
150,789	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	4.7230	02/25/35	133,456
164,654	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		5.2820	10/25/35	150,366
604,272	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		7.0000	01/25/36	449,392
465,727	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5150	10/25/36	354,466
31,580	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		3.8750	07/25/37	15,169
167,857	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(f)	TSFR1M + 1.714%	6.0530	01/25/29	166,074
282,496	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(f)		6.9900	01/25/29	280,662
780,861	Floating Rate Mortgage Pass-through Cert Series 2 M3(c)	TSFR1M + 3.039%	7.3780	10/25/31	788,516
224,820	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	5.1630	12/25/29	217,601
202,861	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	5.2430	12/25/29	195,460
1,249,570	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	6.1780	10/25/33	1,407,763
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	7.4530	05/25/34	29,906
10,384	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	5.1880	01/25/35	10,173
256,957	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(f)	TSFR1M + 0.434%	4.7730	11/25/32	251,660
1,065,320	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(f)	TSFR1M + 0.614%	4.9530	10/25/34	1,009,949

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
10,171	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(f)	TSFR1M + 0.614%	4.9530	08/25/35	$5,432
878,447	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	TSFR1M + 0.254%	4.5930	12/25/37	805,360
666,572	GMACM Home Equity Loan Trust Series 2007-HE2 A4(e)		7.4240	12/25/37	642,975
124,997	GMACM Mortgage Loan Trust Series 2004-J2 A9(k)		0.0000	06/25/34	104,978
1,673,645	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.7780	07/19/35	1,388,952
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(e)		5.5000	07/25/35	362,450
334,352	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		4.2550	11/19/35	278,387
119,395	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(c)	TSFR1M + 0.294%	4.6920	09/15/30	118,148
637,698	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	6.8250	03/25/36	577,884
58,871	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	4.8730	04/25/36	51,567
257,008	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	4.9730	10/25/45	243,914
202,910	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	5.0130	11/25/45	148,563
827,199	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	5.6030	10/25/34	697,576
313,591	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	4.9330	08/25/45	258,376
1,296,607	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	7.9030	12/25/34	1,187,607
81,207	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	5.2780	05/25/34	73,429
1,357,611	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	6.8530	06/25/34	1,116,754
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(a),(d),(f)		7.7500	05/19/27	138,603
51,043	GSMPS Mortgage Loan Trust Series 1998-3 A(d),(f)		4.9080	09/19/27	50,482
123,683	GSMPS Mortgage Loan Trust Series 1999-2 A(d),(f)		8.0000	09/19/27	122,926
44,486	GSMPS Mortgage Loan Trust Series 1998-1 A(d),(f)		8.0000	09/19/27	42,791
348,174	GSMPS Mortgage Loan Trust Series 2001-2 A(d),(f)		7.5000	06/19/32	334,579
97,354	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.7080	03/25/33	90,850
9,412	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	6.7500	03/25/33	9,386
66,474	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9500	04/25/33	61,284
150,951	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.9020	05/25/33	154,542
125,560	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.7700	08/25/33	120,565
58,126	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	4.7530	12/25/34	53,682
246,363	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	4.7530	01/25/35	225,919
55,607	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	53,624
181,282	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		6.6500	10/25/35	172,169
209,058	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.6750	11/25/35	173,261
321,718	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	297,134
429,349	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	396,541

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
991,036	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	$915,307
1,120,009	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	999,126
634,649	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	5.4030	02/25/36	1,564,036
28,400	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	66,616
716,026	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	508,275
18,562	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	33,451
163,917	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	138,619
1,535,251	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,298,306
1,299,299	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,098,770
64,282,061	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	990,000
847,029	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	565,000
2,305,225	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	750,000
173,931	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	316,082
342,712	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	622,806
64,385	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	117,006
100,598,000	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,575,000
66,954	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,304,515
230,560	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	762,591
128,728	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	214,594
769,104	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	454,799
424,831	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		3.9190	03/25/37	363,456
610,896	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		4.3080	03/25/37	317,916
201,150	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,618,694
230,058	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		6.0980	05/25/37	212,118
40,327	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	70,557
2,088,183	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,688,171
53,333	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.9300	05/19/33	41,617
233,043	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		6.2670	04/19/34	172,476
854,457	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	5.2810	11/19/34	656,511
67,546	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	5.2610	12/19/34	59,624
3,114,847	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	4.9800	05/19/35	925,406
42,332	HarborView Mortgage Loan Trust Series 2005-4 4A(d)		6.3370	07/19/35	37,470
19,593	HarborView Mortgage Loan Trust Series 2005-14 3A1A(d)		7.7100	12/19/35	19,205
1,869,864	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	6.8250	01/19/37	1,386,373

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	7.3020	06/25/32	$34,650
358,059	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	8.7030	05/25/33	361,219
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	9.2030	06/25/33	1,219,701
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	7.7030	04/25/34	133,656
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	6.4030	11/25/34	3,194,683
4,411,586	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	4.9780	08/25/37	5,151,345
243,569	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(c)	TSFR1M + 0.784%	4.9040	12/25/31	402,863
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	5.8780	10/25/33	193,650
60,557	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	3.5880	07/25/34	58,016
281,965	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	4.7930	05/25/37	270,463
297,243	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	298,941
473,318	IMC Home Equity Loan Trust Series 1998-3 A7(e)		5.4320	08/20/29	464,314
54,697	IMC Home Equity Loan Trust Series 1998-5 A5(e)		5.4040	12/20/29	54,575
77,140	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	5.2530	03/25/35	73,532
118,092	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	5.2130	05/25/35	111,739
535,812	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	6.9280	05/25/35	551,977
529,344	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	4.9730	11/25/35	464,529
173,161	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2790	08/25/33	167,743
119,118	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		6.0730	07/25/35	109,929
109,801	IndyMac ARM Trust Series 2001-H1 1A(d)		6.8730	08/25/31	58,123
71,543	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(k)		0.0000	09/25/37	41,011
2,502,016	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.6430	01/25/36	2,206,098
14,872	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.6370	01/25/36	13,892
60,441	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.7420	08/25/37	57,675
1,703,410	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		5.2430	07/25/35	1,625,034
22,465	Irwin Home Equity Loan Trust Series 2004-1 2B1(c)	TSFR1M + 3.189%	7.5280	12/25/34	22,434
393,710	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(f)	TSFR1M + 0.394%	4.7330	12/25/36	381,254
313,874	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(f)		6.3000	06/25/37	313,402
802,281	Jefferies Resecuritization Trust Series 2009-R6 7A5(d),(f)		5.7670	08/26/35	759,923
365,355	Jefferies Resecuritization Trust Series 2009-R7 6A2(d),(f)		5.1900	10/21/35	359,217
253,571	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	164,492
371,334	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	4.8530	11/25/34	345,174
179,439	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	161,081
265,875	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		6.7720	08/25/35	268,217

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
640,031	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		5.6270	11/25/35	$508,874
47,999	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.7800	04/25/37	39,441
153,303	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	147,531
61,888	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	60,472
1,238,865	JP Morgan Resecuritization Trust Series 2010-4 6A4(d),(f)		4.5000	10/26/36	1,088,244
1,582,661	Lehman A.B.S Manufactured Housing Contract Trust Series A C(b)		0.0000	06/15/33	1,527,780
785,300	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	5.3530	12/25/35	433,655
599,725	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	89,152
126,457	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	7.5750	12/25/35	101,457
1,370,785	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	1.8500	08/25/36	233,511
1,387,365	Lehman Mortgage Trust Series 2007-5 8A2(b),(c)	-(TSFR1M + 0.114%) + 7.720%	3.2670	08/25/36	167,349
587,655	Lehman Mortgage Trust Series 2006-7 5A1(d)		1.2370	09/25/36	131,427
105,141	Lehman Mortgage Trust Series 2007-3 2A1(k)		0.0000	03/25/37	71,982
230,507	Lehman Mortgage Trust Series 2007-10 2A2		6.5000	01/25/38	64,033
188,317	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	129,672
2,641,792	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	5.2030	10/25/35	2,840,901
646,581	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	4.8130	11/25/35	637,790
1,152,460	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	4.7730	03/25/37	945,406
223,904	Lehman XS Trust Series 2007-6 3A2(e)		4.2530	05/25/37	222,108
330,413	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	4.9730	02/25/46	289,373
1,082,993	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	8.2030	05/25/32	1,120,639
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	7.8280	06/25/33	456,931
607,085	Long Beach Mortgage Loan Trust Series 2004-5 A5(c)	TSFR1M + 0.674%	5.0130	09/25/34	605,044
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	5.4280	06/25/45	4,628,690
14,965	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	4.7930	12/25/36	13,243
182,812	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	4.8130	12/25/36	170,656
596,365	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	4.9130	05/25/37	480,739
122,314	MAFI II REMIC Trust Series 1999-A B1(d),(f)		8.0000	03/20/25	118,478
283,175	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	6.7030	11/25/34	276,398
2,577,181	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	7.8530	01/25/35	2,235,117
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.8720	07/25/35	592,063
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.8720	07/25/35	347,068
2,874,446	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		5.1030	11/25/36	1,509,829

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
296,893	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	5.6250	12/25/46	$235,298
3,539,307	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	5.6250	12/25/46	2,505,238
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	5.1330	05/25/47	242,530
10,930	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	10,308
536,776	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	270,664
49,738	MASTR Alternative Loan Trust Series 2005-6 30PO(k)		0.0000	12/25/35	11,311
96,208	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	82,494
146,784	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.2790	04/25/33	145,681
49,226	MASTR Asset Backed Securities Trust Series 2003-WMC2 M2(c)	TSFR1M + 1.764%	4.1740	08/25/33	53,171
403,793	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(c)	TSFR1M + 0.894%	5.2330	02/25/34	394,729
379,151	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	7.6030	10/25/32	345,690
28,267	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	27,329
77,503	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	72,584
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	82,758
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	731,441
1,261,145	MASTR Reperforming Loan Trust Series 2005-1 1A4(f)		7.5000	08/25/34	950,822
46,506	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	4.8530	02/25/33	45,022
53,917	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(d),(f)		5.3840	10/20/29	51,358
33,665	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(d),(f)		5.3840	10/20/29	32,519
1,521,965	MERIT Securities Corporation Series 11PA B3(c),(f)	SOFRRATE + 2.364%	7.2100	09/28/32	1,426,277
112,236	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	107,625
249,364	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.2990	04/25/37	214,336
1,720,381	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	8.7280	02/25/34	1,259,572
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	7.5280	10/25/35	837,476
155,492	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(k)		0.0000	08/25/36	—
27,922	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	5.3980	08/25/28	25,525
21,513	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	6.7030	08/25/28	18,261
106,338	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	5.3530	10/25/28	99,445
94,549	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		7.1790	06/25/37	92,818
93,526	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		6.7640	03/25/33	74,812
280,958	Merrill Lynch Mortgage Investors Trust MLMI Series A1 M2(d)		6.6220	12/25/34	256,138
1,048,697	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		2.1580	09/25/35	829,981
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.0780	10/25/33	988,077

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
710,256	Morgan Stanley A.B.S Capital I Inc Trust Series SD2 B1(c)	TSFR1M + 4.164%	8.5030	04/25/34	$752,915
528,243	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD3 B1(c),(f)	TSFR1M + 3.339%	7.6780	06/25/34	573,647
96,778	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE7 M2(c)	TSFR1M + 1.059%	5.3980	08/25/34	100,571
755,465	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	5.4730	09/25/34	754,641
866,637	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	5.1580	02/25/35	853,953
1,676,263	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	4.7030	05/25/37	1,420,336
401,769	Morgan Stanley Dean Witter Capital I Inc Trust Series AM1 M2(c)	TSFR1M + 2.589%	6.9280	01/25/32	632,783
67,623	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	7.7530	02/25/32	437,401
207,890	Morgan Stanley Dean Witter Capital I Inc Trust Series NC1 M3(c)	TSFR1M + 3.264%	7.6030	11/25/32	317,978
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	10.0780	02/25/33	1,711,242
7,000,000	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	622,375
78,223	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(d)		5.9560	03/25/33	67,968
301,242	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(c)	TSFR1M + 0.614%	4.9530	04/25/35	232,900
180,293	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	171,821
110,800	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	5.1880	11/25/35	282,327
733,674	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	421,990
520,063	Morgan Stanley Mortgage Loan Trust Series 2005-9AR(d)		5.9460	12/25/35	482,537
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(d)		6.0000	04/25/37	2,870,256
68,984	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	60,522
13,050	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(f)		5.5000	11/26/34	11,873
2,819,186	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(d),(f)		5.9420	02/26/37	3,212,882
646,246	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(d),(f)		7.0600	02/26/29	586,229
1,214,913	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(d),(f)		5.9870	11/21/35	1,095,248
11,515,862	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(f)	SOFRRATE + 0.454%	5.3000	04/16/36	7,993,077
2,517,500	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	4.8530	04/25/36	1,848,017
226,563	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	7.6780	11/25/34	215,649
338,798,775	MortgageIT Trust Series 2005-2 (a)		0.0000	05/25/35	2,975,000
25,067	MortgageIT Trust Series 2005-2 1B1(c)	SOFRRATE + 1.539%	6.3850	05/25/35	25,035
265,605	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	8.2030	08/25/35	347,040
900,665	MortgageIT Trust Series 2005-5 M2(c)	TSFR1M + 0.969%	5.3080	12/25/35	2,416,986
532,794	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	8.0230	07/25/33	763,601
213,262	New Century Home Equity Loan Trust Series 2003-A M1(c),(f)	TSFR1M + 1.239%	3.4610	10/25/33	228,593
1,702	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8780	11/25/33	1,675

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
862,975	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	5.5330	01/25/34	$850,978
10,581,655	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(f)		0.5000	08/25/59	179,544
14,871,975	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(f)		0.7500	08/25/59	378,511
159,058	New York Mortgage Trust Series 2006-1 2A3(d)		5.0610	05/25/36	133,767
13,312	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(e)		5.8030	03/25/34	13,044
86,930	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	5.4730	08/25/34	84,833
1,921,440	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	6.1530	10/25/34	1,933,158
194,235	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(d)		5.2060	06/25/36	138,838
663,333	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	7.2280	09/25/33	669,875
220,490	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	199,138
3,595	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	3,390
944,016	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.4500	11/15/27	943,933
1,127,867	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	1,131,110
679,162	Oakwood Mortgage Investors, Inc. Series 1998-D M1(f)		7.4150	01/15/29	670,170
1,070,805	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,013,338
1,771,301	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.6820	08/15/31	664,473
3,727,287	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	3,629,687
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9280	01/25/34	153,545
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	7.4530	05/25/34	96,837
846,835	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(e)		5.8660	01/25/37	699,635
177,613	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(e)		5.6800	03/25/37	152,156
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(e)		6.1020	03/25/37	300,687
700,275	Option One Woodbridge Loan Trust Series 2004-1 M(c),(f)	TSFR1M + 1.614%	5.9530	02/25/34	693,907
550,386	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		6.8360	04/15/37	508,503
3,449,629	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		5.7790	10/15/37	3,100,623
5,071,697	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	5.2780	08/25/36	4,473,401
212,713	PHHMC Series Trust Series 2006-4 B1(d)		6.2960	12/18/36	205,857
64,053	Popular A.B.S, Inc. Series 1998-1 A1(e)		7.2000	12/25/29	60,511
67,285	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	64,914
1,694,329	Prime Mortgage Trust Series 2006-DR1 2A1(f)		5.5000	05/25/35	1,544,066
418,984	Prime Mortgage Trust Series 2006-DR1 2A2(f)		6.0000	05/25/35	350,550
392,778	Provident Bank Home Equity Loan Trust Series 1998-4 A9(c)	TSFR1M + 3.614%	4.7000	01/25/30	365,268
432,487	Provident Bank Home Equity Loan Trust Series 1984-4 A6		6.6900	01/25/30	411,884

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
1,133,822	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	4.8430	01/25/31	$1,035,814
131,894	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8730	01/25/31	116,867
337,871	Quest Trust Series 2003-X3 M3(c),(f)	TSFR1M + 4.989%	9.3280	02/25/34	443,172
2,190,006	RAAC Series Trust Series 2005-RP2 M6(c),(f)	SOFRRATE + 3.115%	6.4530	06/25/35	2,201,089
8,153,115	RAAC Series Trust Series 2005-SP3 SB(h)		0.0000	12/25/35	5,936,344
1,873,172	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	6.8530	11/25/36	1,874,998
1,586,189	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2780	09/25/45	1,103,383
5,991,988	RAAC Series Trust Series 2006-RP1 M3(c),(f)	TSFR1M + 2.889%	6.3030	10/25/45	5,964,902
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(f)	TSFR1M + 2.927%	6.3280	10/25/45	2,730,303
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	5.9530	01/25/46	3,998,340
4,638,000	RAAC Series Trust Series 2006-RP4 M3(c)	TSFR1M + 2.114%	6.4530	01/25/46	4,638,631
247,523	RALI Series Trust Series 2004-QA4 NB21(d)		5.8780	09/25/34	241,438
330,212	RALI Series Trust Series 2004-QA4 NB1(d)		6.0030	09/25/34	294,419
345,727	RALI Series Trust Series 2004-QA6 NB2(d)		4.4660	12/26/34	317,937
917,600	RALI Series Trust Series 2004-QA6 NB4(d)		5.1300	12/26/34	826,228
168,434	RALI Series Trust Series 2005-QA2 NB2(d)		4.7910	02/25/35	147,271
1,693,843	RALI Series Trust Series 2005-QA2 A1II(d)		4.8510	02/25/35	1,002,270
1,769,242	RALI Series Trust Series 2005-QA2 A1I(d)		5.3000	02/25/35	574,994
176,875	RALI Series Trust Series 2005-QA3 NB4(d),(h)		0.0000	03/25/35	38,840
58,630	RALI Series Trust Series 2005-QA3 NB1(d)		3.6400	03/25/35	31,404
3,057	RALI Series Trust Series 2005-QA4 A42(d)		4.6930	04/25/35	3,034
671,726	RALI Series Trust Series 2005-QA6 NB23(d)		4.9700	05/25/35	319,012
30,713	RALI Series Trust Series 2005-QA8 NB2(d)		5.4560	07/25/35	28,505
354,407	RALI Series Trust Series 2005-QA8 CB21(d)		5.5110	07/25/35	187,360
2,623,223	RALI Series Trust Series 2005-QA9 NB21(d)		4.4000	08/25/35	996,188
1,218,732	RALI Series Trust Series 2005-QA9 CB3(d)		5.1200	08/25/35	1,109,368
4,968,481	RALI Series Trust Series 2005-QA11 3A1(d)		4.5900	10/25/35	1,775,285
1,197,913	RALI Series Trust Series 2005-QA12 CB3(d)		5.3420	12/25/35	1,105,179
131,935	RALI Series Trust Series 2005-QA12 NB2(d)		6.7420	12/25/35	128,607
193,876	RALI Series Trust Series 2006-QA2 3A1(d)		6.4500	02/25/36	161,220
7,243,347	RALI Series Trust Series 2006-QS11 2A1		6.5000	08/25/36	2,346,378
50,019	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	35,945
273,036	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	212,042
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	5.0130	12/25/45	336,273

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	7.5100	08/25/47	$493,113
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	412,415
398,761	RAMP Series Trust Series 2005-SL2 A5		8.0000	10/25/31	162,853
499,599	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	449,365
416,721	RAMP Series Trust Series 2004-SL3 A4		8.5000	12/25/31	192,101
314,941	RAMP Series Trust Series 2005-SL1 A3		7.5000	05/25/32	41,867
749,950	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	488,428
235,790	RAMP Series Trust Series 2004-SL4 A5		7.5000	07/25/32	79,863
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	4.8990	08/25/33	621,144
361,774	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	5.0200	11/25/33	356,920
1,737,298	RAMP Series Trust Series 2004-RS7 A3(d)		6.2240	07/25/34	1,573,530
165,872	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	4.9930	11/25/36	133,660
2,742,835	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	6.4600	12/25/34	2,842,418
2,169,473	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,859,651
466,100	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	405,188
1,275,232	RBSSP Resecuritization Trust Series 2009-6 8A3(d),(f)		6.0000	08/26/35	377,964
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(e)		4.1750	03/25/33	46,348
85,489	Renaissance Home Equity Loan Trust Series 2004-3 AF6(e)		5.3240	11/25/34	79,760
71,512	Renaissance Home Equity Loan Trust Series 2005-4 A4(e)		5.8250	02/25/36	70,169
64,192	Reperforming Loan REMIC Trust Series 2004-R1 2A(f)		6.5000	11/25/34	61,127
306,527	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(f)	TSFR1M + 0.534%	4.8730	07/25/36	285,994
165,813	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	88,725
215,350	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	5.0030	05/25/34	207,799
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(k),(j)		0.0000	01/25/46	2
179,435	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(d)		6.0000	01/25/46	34,185
858,944	RFMSI Series Trust Series 2005-SA1 2A(d)		4.3130	03/25/35	771,567
203,879	RFMSI Series Trust Series 2005-SA3 3A(d)		5.7670	08/25/35	175,053
680,606	RFMSI Series Trust Series 2005-SA5 2A(d)		5.4270	11/25/35	603,298
102,981	RFMSI Series Trust Series 2006-SA1 2A1(d)		6.0990	02/25/36	94,146
177,761	RFMSI Series Trust Series 2006-SA3 3A1(d)		6.1060	09/25/36	159,292
1,209,635	RFMSI Series Trust Series 2007-S9 1A1		6.0000	10/25/37	672,444
470,675	RFSC Series Trust Series 2002-RP2 A1(c),(f)	TSFR1M + 0.864%	5.9530	10/25/32	475,382
416,546	RFSC Trust Series 2002-RP1 A1(c),(f)	TSFR1M + 0.544%	5.3130	03/25/33	395,178
43,060	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	5.2780	07/25/35	47,912

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
2,378	SACO I Trust Series 2007-1 A1(c)	TSFR1M + 0.434%	4.7730	01/25/37	$4,265
23,118	SACO I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	4.7730	02/25/37	23,394
662,625	Sail Net Interest Margin Notes Series BC1A B(f),(h)		0.0000	01/27/33	542,227
576,011	Sail Net Interest Margin Notes Series 2003-6A A(f)		7.0000	07/27/33	1,791,666
3,132,979	SASCO ARC NIM Series 2003-5(f)		6.0000	06/27/33	3,086,576
2,216,759	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	5.2480	03/25/31	2,004,318
28,131	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 1.164%	5.5310	04/19/27	24,995
20,863	Sequoia Mortgage Trust Series 2003-4 2B2(d)		6.2390	07/20/33	18,710
31,631	Sequoia Mortgage Trust Series 2003-4 2B3(d)		6.2390	07/20/33	28,089
16,041	Sequoia Mortgage Trust Series 2003-4 2B5(d)		6.2390	07/20/33	15,402
112,519	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	5.3100	02/20/34	99,369
3,156,043	SHARPS OTC Series 2002-AQ1N (a)		0.0000	04/25/31	2,050,000
37,254	Sofi Mortgage Trust Series 2016-1A 1AMF(d),(f)		3.0000	11/25/46	32,605
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	5.4730	07/25/34	21,208
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	7.3780	07/25/34	113,019
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	9.3280	07/25/34	713,723
28,242,589	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(d)		0.3690	09/25/37	711,427
1,329,323	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	4.7630	07/25/35	784,104
144,710	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		4.3880	04/25/47	129,590
272,085	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	7.2280	10/25/33	300,504
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	7.7530	10/25/33	1,840,358
803,900	Structured Asset Investment Loan Trust Series 2004-8 A6(c)	TSFR1M + 0.914%	5.2530	09/25/34	756,142
323,176	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	5.4530	09/25/34	324,177
162,763	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		5.2010	10/19/34	147,542
178,602	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	4.8810	02/19/35	167,005
1,135,671	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	4.8530	02/25/36	914,583
1,567,614	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	5.0730	02/25/36	1,552,301
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.1390	05/25/36	813,546
121,098	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		3.2450	05/25/36	58,223
52,918	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	4.7530	02/25/37	49,371
623,042	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	4.9600	03/25/37	238,759
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.5760	05/25/46	501,329

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
640,226	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	4.8730	05/25/46	$432,898
264,777	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	5.6810	05/19/33	242,162
471,113	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	381,286
1,441,721	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A B1(d)		5.8330	01/25/34	1,112,362
86	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(d)		7.3010	11/25/32	86
79,673	Structured Asset Securities Corp Assistance Loan Series AL2 B1(f)		3.3560	01/25/31	62,391
929,975	Structured Asset Securities Corp Mor Cer Series 2003-31A B1(d)		6.5930	10/25/33	824,114
224,834	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(e)		3.6660	08/25/33	205,067
372,957	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(e)		4.8560	06/25/34	362,100
9,404	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	6.1670	02/25/35	10,226
157,113	Structured Asset Securities Corp Mortgage Loan Series WF2 B2(c),(f)	TSFR1M + 3.864%	8.2030	05/25/35	158,222
92,942	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	92,583
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	293,039
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		6.0000	07/25/36	164,631
1,189,438	TBW Mortgage-Backed Trust Series 2006-6 A2B(e)		6.1600	01/25/37	256,697
4,499,993	TBW Mortgage-Backed Trust Series 2006-6 A5A(e)		6.4600	01/25/37	3,016,218
285,682	Terwin Mortgage Trust Series 2004-1HE M2(c),(f)	TSFR1M + 2.589%	6.9280	02/25/34	207,781
2,307,554	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(f)	TSFR1M + 2.739%	7.0780	12/25/34	2,257,769
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(d),(f)		0.0770	08/25/37	1,235,291
910,569	Terwin Mortgage Trust Series 2006-9HGA A3(c),(f)	TSFR1M + 0.674%	4.3800	10/25/37	286,984
288,248	Terwin Mortgage Trust Series 2006-17HE A2B1(c),(f)	TSFR1M + 0.514%	4.8530	01/25/38	332,104
279,094	Terwin Mortgage Trust Series 2007-6ALT A2(c),(f)	TSFR1M + 0.714%	5.0530	08/25/38	205,430
514,178	Terwin Mortgage Trust Series TMTS Series 2003-2HE(c)	TSFR1M + 1.014%	4.1600	07/25/34	543,574
136,824	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	6.1760	06/25/47	130,864
3,299,466	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(f)	TSFR1M + 4.764%	9.1030	11/25/32	2,834,653
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(f)	TSFR1M + 0.834%	5.1730	03/25/36	366,228
332,864	Truman Capital Mortgage Loan Trust Series 1 M1(c),(f)	TSFR1M + 1.464%	5.8030	03/25/37	352,169
547,190	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	7.7620	12/15/28	666,438
984,689	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	950,474
3,454	United National Home Loan Owner Trust Series 1999-1 M1(a),(e)		6.9100	03/25/25	3,767
2,219,701	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(d),(f)		4.7520	02/16/36	2,066,822
726,072	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(d),(f)		4.7520	02/16/36	681,642
5,583,767	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(d),(f)		4.7120	05/16/36	5,329,168
2,345,693	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(f)		3.9500	02/25/38	512,888

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
910,447	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		4.2150	08/20/35	$831,482
377,123	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		6.9910	08/20/35	365,698
37,934	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8580	05/20/36	35,088
23,164	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(d),(f)		6.1640	12/19/39	20,536
19,503	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(d),(f)		6.1640	12/19/39	14,862
90,523	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		6.1640	12/19/39	84,022
30,873	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(d),(f)		6.1640	12/19/39	27,721
90,901	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		7.3700	10/25/32	85,956
343,655	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.6420	02/25/33	320,658
1,048,234	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		5.6300	06/25/33	419,819
29,077	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		6.2520	06/25/33	28,886
109,684	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		7.2650	06/25/33	106,745
159,215	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		6.5710	09/25/33	124,947
167,146	WaMu Mortgage Pass-Through Certificates Series AR9 1B1(d)		6.5710	09/25/33	150,389
595,863	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9460	01/25/34	561,954
58,442	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	57,223
33,573	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		4.5230	12/25/35	30,012
38,488	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		4.0170	10/25/36	33,098
177,696	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		4.0480	11/25/41	153,437
52,808	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(f)	12MTA + 1.400%	6.2250	06/25/42	42,468
67,032	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	6.2250	06/25/42	57,888
64,987	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	6.2250	06/25/42	57,111
129,682	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	6.2250	06/25/42	114,970
48,580	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	6.2250	08/25/42	45,779
10,256	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	6.2250	08/25/42	5,779
3,359,755	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.2250	10/25/36	2,488,793
1,233,374	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,018,933
1,667,817	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	4.9530	02/25/36	1,341,946
2,337,017	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,761,843
411,410	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	5.7650	07/25/46	249,847
798,947	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	5.7850	08/25/46	432,590
19,692	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(f)		6.5000	10/19/29	18,802

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.3% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 45.8% (Continued)
19,692	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(f)		6.5000	10/19/29	$18,811
298,283	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(a),(d),(f)		5.7651	02/25/33	10,704
21,149	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.9320	02/25/33	20,298
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		5.7500	03/25/33	69,813
33,650	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	32,517
22,948	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	23,087
572,794	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		5.2810	05/25/33	557,626
566,751	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		7.0000	07/25/33	467,792
10,940	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	10,938
15,634	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.2730	10/25/34	18,458
494,571	Wells Fargo Home Equity Asset-Backed Securities Series 2 M7(c)	TSFR1M + 4.614%	8.9530	10/25/34	505,013
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	7.0030	04/25/35	698,676
33,831	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		7.4130	09/25/33	24,522
32,353	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		7.4900	07/25/34	32,840
					457,744,444
	OTHER ABS — 0.1%
75,223	AFC Trust Series 2000-4 1A(c),(f)	TSFR1M + 0.884%	5.2230	01/25/31	73,563
668,943	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(c),(f)	TSFR1M + 4.614%	8.9530	03/25/33	538,070
27,449	Oakwood Mortgage Investors, Inc. Series 1996-B B1(d),(f)		8.4500	10/15/26	27,284
201,395	Oakwood Mortgage Investors, Inc. Series C B1(f)		7.9600	04/15/27	200,256
					839,173
	WHOLE BUSINESS — 0.0%(g)
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(f)		15.0000	08/15/30	120,000

	TOTAL ASSET BACKED SECURITIES (Cost $766,240,569)				751,533,372

	CORPORATE BONDS — 16.9%
	BANKING — 0.3%
3,410,000	Southern Financial		10.6000	09/07/30	3,427,727

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.9% (Continued)
	INSURANCE — 14.3%
5,736,622	Ambac Assurance Corporation(a)		5.1000	06/07/60	$7,951,738
80,369,956	Ambac Assurance Corporation(a),(f)		5.1000	06/07/69	111,403,694
10,652,561	MBIA Global Funding, LLC(f),(h),(j)		0.0000	12/15/31	4,207,762
59,990,712	MBIA Global Funding, LLC(h),(j)		0.0000	12/15/33	18,597,121
					142,160,315
	SPECIALTY FINANCE — 2.3%
11,646,694	MSP Deer Finance Syndicated Loan		17.0000	04/09/25	11,646,694
1,831,162	OWS Cre Funding I, LLC Series MARG A(c),(f)	SOFRRATE + 5.014%	9.8590	09/15/25	1,833,199
2,000,000	PDOF MSN Issuer, LLC(c),(f)	SOFRRATE + 4.500%	8.8700	03/01/25	1,975,824
992,096	US Capital Funding II Ltd.(c),(f),(j)	TSFR3M + 1.912%	6.4830	08/01/34	850,314
1,762,056	WATTS GUERRA 005-A Deer Finance Syndicate Loan		15.5000	10/30/25	1,762,056
4,000,000	X-Caliber Funding, LLC(f)		5.0000	10/01/25	3,949,965
1,275,000	X-Caliber Funding, LLC(f)		11.0000	10/01/25	1,270,286
					23,288,338
	TOTAL CORPORATE BONDS (Cost $175,762,132)				168,876,380

Shares
	SHORT-TERM INVESTMENTS — 6.9%
	MONEY MARKET FUNDS - 6.9%
68,411,057	First American Treasury Obligations Fund, Class X, 4.38% (Cost $68,411,057)(i)				68,411,057

	TOTAL INVESTMENTS - 99.5% (Cost $1,013,916,883)				$992,408,309
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				5,482,005
	NET ASSETS - 100.0%				$997,890,314

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	Prime Rate by Country United States

SOFR30A	United States 30 Day Average Secured Overnight Financing Rate

SOFRRATE	United States Secured Overnight Financing Rate

TSFR1M	1 Month Secured Overnight Financing Rate

TSFR3M	3 Month Secured Overnight Financing Rate

TSFR6M	6 Month Secured Overnight Financing Rate

TSFR12M	12 Month Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Interest only securities.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.

(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $467,629,023 or 46.9% of net assets.

(g)	Percentage rounds to less than 0.1%.

(h)	Zero coupon bond.

(i)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(j)	Illiquid security. As of December 31, 2024 the total market value of illiquid securities is $28,220,255 or 2.8% of net assets.

(k)	Principal only securities.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 85.0%
	EQUITY - 85.0%
4,800	SPDR S&P 500 ETF Trust			$2,813,184
7,700	Vanguard S&P 500 ETF			4,148,837
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,846,085)			6,962,021

	SHORT-TERM INVESTMENTS — 8.9%
	MONEY MARKET FUNDS - 8.9%
724,446	First American Treasury Obligations Fund, Class X, 4.38%(a),(c)			724,446
	TOTAL MONEY MARKET FUNDS (Cost $724,446)			724,446

	TOTAL INVESTMENTS - 93.9% (Cost $7,570,531)			$7,686,467
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.1%			498,603
	NET ASSETS - 100.0%			$8,185,070

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	CBOT 2 Year US Treasury Note Future	03/31/2025	$205,609	$(24)
2	CBOT Corn Future(c)	03/14/2025	45,850	937
2	CBOT Soybean Future(c)	03/14/2025	101,050	962
5	CME E-Mini Standard & Poor’s 500 Index Future	03/21/2025	1,483,938	(10,037)
1	CME Euro Foreign Exchange Currency Future	03/17/2025	129,856	(794)
1	COMEX Gold 100 Troy Ounces Future(c)	02/26/2025	264,100	780
1	ICE Brent Crude Oil Future(c)	01/31/2025	74,640	880
1	ICE Gas Oil Future(c)	02/12/2025	69,175	250
1	NYBOT CSC C Coffee Future(c)	03/19/2025	119,906	(938)
2	NYBOT CSC Cocoa Future(c)	03/14/2025	233,500	(3,090)
1	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2025	36,330	(1,930)
2	NYMEX Light Sweet Crude Oil Future(c)	01/21/2025	143,440	1,870
1	NYMEX NY Harbor ULSD Futures(c)	01/31/2025	97,289	542
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures(c)	01/31/2025	84,386	2,200
1	SGX Nikkei 225 Stock Index Future	03/13/2025	124,832	(156)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(8,548)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
10	CBOT 10 Year US Treasury Note Future	03/20/2025	$1,087,500	$1,625
7	CBOT 5 Year US Treasury Note Future	03/31/2025	744,133	1,976
3	CBOT US Treasury Bond Futures	03/20/2025	341,531	907
4	CME Australian Dollar Currency Future	03/17/2025	247,600	2,030
3	CME British Pound Currency Future	03/17/2025	234,431	563
6	CME Canadian Dollar Currency Future	03/18/2025	418,350	215
1	CME E-mini Russell 2000 Index Futures	03/21/2025	112,490	(360)
4	CME Japanese Yen Currency Future	03/17/2025	320,500	3,919
21	CME Mexican Peso Currency Future	03/17/2025	496,125	10,445
2	CME Swiss Franc Currency Future	03/17/2025	277,575	5,950
7	Eurex 2 Year Euro SCHATZ Future	03/06/2025	775,816	146
3	Eurex 5 Year Euro BOBL Future	03/06/2025	366,290	85
4	Eurex EURO STOXX 50 Future	03/21/2025	202,258	(129)
1	French Government Bond Futures	03/06/2025	127,836	(260)
1	FTSE 100 Index Future	03/21/2025	102,418	(581)
6	Long Gilt Future	03/27/2025	694,168	(342)
1	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2025	21,571	583
2	SGX FTSE China A50 Futures Contract	01/24/2025	26,930	281
4	Three-Month SOFR Futures	09/14/2027	960,100	413
1	Ultra 10-Year US Treasury Note Futures	03/22/2025	111,313	468
1	Ultra US Treasury Bond Futures	03/20/2025	118,906	(187)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$27,747

	TOTAL OPEN FUTURES CONTRACTS			$19,199

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities
December 31, 2024

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$28,447,867	$50,601,595	$56,861,460	$584,748
Investments in Affiliated securities, at cost	—	—	—	10,421,405
Total Securities at Cost	$28,447,867	$50,601,595	$56,861,460	$11,006,153

Investments in Unaffiliated securities, at value	$32,505,213	$50,540,095	$76,991,712	$583,411
Investments in Affiliated securities, at value	—	—	—	9,230,448
Total Securities at Value	$32,505,213	$50,540,095	$76,991,712	$9,813,859
Cash	—	—	—	56
Deposits with Brokers for futures and options	2,387,929	18,472,914	—	1,086,300
Receivable for securities sold	—	—	700,459	—
Receivable for Fund shares sold	25	8,359	767	—
Dividends and interest receivable	8,948	182,406	42,820	8,557
Due from Advisor	—	—	—	12,383
Prepaid expenses and other assets	46,144	23,914	36,502	15,090
Total Assets	34,948,259	69,227,688	77,772,260	10,936,245

LIABILITIES:
Options written (premiums received $0, $126,000, $0, $0)	—	35,000	—	—
Line of Credit	—	—	—	48,000
Payable for securities purchased	—	—	685,548	8,294
Management fees payable	22,895	106,376	50,237	—
Futures unrealized depreciation	75,900	—	—	325,125
Payable for Fund shares redeemed	200	333,835	28,016	50
Payable to related parties	6,092	10,916	8,103	4,497
Shareholder services fees payable	3,676	9,640	9,979	844
Accrued 12b-1 fees	2,340	4,007	23,753	3,817
Trustee fees payable	4,250	4,312	4,315	4,310
Accrued expenses and other liabilities	44,938	44,006	41,418	49,083
Total Liabilities	160,291	548,092	851,369	444,020

Net Assets	$34,787,968	$68,679,596	$76,920,891	$10,492,225

NET ASSETS CONSIST OF:
Paid in capital	$31,308,255	$69,984,349	$61,048,049	$11,348,947
Accumulated earnings (deficits)	3,479,713	(1,304,753)	15,872,842	(856,722)
Net Assets	$34,787,968	$68,679,596	$76,920,891	$10,492,225

Institutional Shares
Net Assets	$24,923,416	$60,943,592	$55,684,444	$1,284,646
Shares of beneficial interest outstanding (a)	2,605,562	3,646,727	849,082	150,767
Net asset value, offering price and redemption price per share (c)	$9.57	$16.71	$65.58	$8.52

Class A Shares
Net Assets	$8,795,395	$4,382,576	$16,570,449	$9,106,900
Shares of beneficial interest outstanding (a)	925,136	261,598	417,785	1,062,460
Net asset value and redemption price per share	$9.51	$16.75	$39.66	$8.57
Maximum offering price per share (b)	$9.98	$17.59	$41.64	$9.00
Minimum redemption price per share (d)	$9.41	$16.58	$39.26	$8.48

Class C Shares
Net Assets	$1,069,157	$3,353,428	$4,665,998	100,679
Shares of beneficial interest outstanding (a)	114,889	208,262	144,461	11,847
Net asset value, offering price and redemption price per share (c)	$9.31	$16.10	$32.30	$8.50

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Continued)
December 31, 2024

	Return Stacked® Balanced
	Allocation & Systematic Macro Fund	Rational/Pier 88	Rational	Rational/RGN
	(Formerly, Rational/ReSolve	Convertible Securities	Special Situations	Hedged Equity
	Adaptive Asset Allocation Fund)	Fund	Income Fund	Fund
	(Consolidated)			(Consolidated)
ASSETS:
Investments in securities, at cost	$60,326,676	$196,394,962	$1,013,916,883	$7,570,531
Securities at Value	$60,337,625	$204,383,684	$992,408,309	$7,686,467
Deposits with Brokers for futures	4,179,013	—	—	670,911
Futures unrealized appreciation	3,361,186	—	—	38,027
Foreign cash deposits with brokers for futures (Cost $5,172,230, $0, $0, $50,212)	5,112,506	—	—	49,985
Receivable for securities sold	—	—	2,029,371	—
Dividends and interest receivable	82,156	497,063	5,108,586	10,781
Receivable for Fund shares sold	22,973	100,413	2,395,660	319
Due from Advisor	—	—	—	47,572
Deferred Offering Expenses	—	—	—	27,502
Prepaid expenses and other assets	26,785	25,250	69,046	2,741
Total Assets	73,122,244	205,006,410	1,002,010,972	8,534,305

LIABILITIES:
Payable for securities purchased	—	—	20,558	221,779
Futures unrealized depreciation	1,596,524	—	—	18,828
Management fees payable	102,658	128,876	1,120,277	—
Payable for Fund shares redeemed	552,028	—	2,352,321	—
Payable to related parties	9,451	21,289	105,801	1,477
Accrued 12b-1 fees	12,529	1,656	154,265	28
Shareholder services fees payable	8,606	11,130	122,044	—
Trustee fees payable	4,334	4,250	4,306	4,245
Accrued expenses and other liabilities	58,688	44,436	241,086	102,878
Total Liabilities	2,344,818	211,637	4,120,658	349,235

Net Assets	$70,777,426	$204,794,773	$997,890,314	$8,185,070

NET ASSETS CONSIST OF:
Paid in capital	$70,737,452	$205,061,458	$1,063,565,633	$8,113,737
Accumulated earnings (deficits)	39,974	(266,685)	(65,675,319)	71,333
Net Assets	$70,777,426	$204,794,773	$997,890,314	$8,185,070

Institutional Shares
Net Assets	$65,729,072	$203,980,783	$910,806,974	$8,163,504
Shares of beneficial interest outstanding (a)	3,232,541	18,290,220	50,393,448	801,075
Net asset value, offering price and
redemption price per share	$20.33	$11.15	$18.07	$10.19
Class A Shares
Net Assets	$1,898,630	$536,421	$49,986,389	$11,324
Shares of beneficial interest outstanding (a)	94,452	48,178	2,769,214	1,112
Net asset value and redemption price per share	$20.10	$11.13	$18.05	$10.19	(e)
Maximum offering price per share (b)	$21.33	$11.69	$18.95	$10.81
Minimum redemption price per share (d)	$19.90	$11.02	$17.87	$10.09

Class C Shares
Net Assets	$3,149,724	$277,569	$37,096,951	$10,242
Shares of beneficial interest outstanding (a)	163,434	25,097	2,061,658	1,005
Net asset value, offering price and redemption price per share (c)	$19.27	$11.06	$17.99	$10.19

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Return Stacked® Balanced Allocation & Systematic Macro Fund and RGN Hedged Equity Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

(e)	Does not calculate due to rounding.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations
For the Year Ended December 31, 2024

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$344,906	$—	$371,419	$—
Interest income	66,072	4,469,439	44,395	27,395
Dividend income - affiliated companies (Note 3)	—	—	—	955,380
Foreign tax withheld	(418)	—	(9,366)	—
Total Investment Income	410,560	4,469,439	406,448	982,775

Operating Expenses:
Investment management fees	255,154	1,730,308	536,414	11,162
12b-1 Fees - Class A Shares	21,838	15,111	38,802	24,539
12b-1 Fees - Class C Shares	11,843	38,484	43,040	699
Shareholder Services Fees - Institutional Shares	25,552	92,692	42,207	16
Shareholder Services Fees - Class A Shares	9,491	7,965	15,987	9,751
Shareholder Services Fees - Class C Shares	736	1,450	1,850	15
Financial Administration fees/Fund Accounting fees	48,655	83,036	58,786	37,704
Registration fees	52,402	55,584	55,317	26,689
Legal Administration/Management Service Fees	12,395	36,035	26,057	4,046
Legal fees	35,095	34,958	42,818	33,109
Audit fees	16,191	16,207	14,994	16,149
Compliance officer fees	12,229	14,345	14,421	6,754
Printing expense	6,806	5,061	8,502	1,349
Trustees’ fees	17,047	17,000	18,620	17,047
Custody fees	5,834	3,702	7,040	9,028
Insurance expense	2,222	8,175	3,774	592
Interest expense	28,536	6,268	854	1,347
Miscellaneous expenses	2,558	2,899	3,132	2,555
Total Operating Expenses	564,584	2,169,280	932,615	202,551

Less: Expenses waived/reimbursed by Advisor	—	(145,342)	—	(125,298)
Plus: Waived Fees Recaptured by Advisor	—	—	9,477	—
Net Operating Expenses	564,584	2,023,938	942,092	77,253

Net Investment Income (Loss)	(154,024)	2,445,501	(535,644)	905,522

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	8,519,493	—	13,451,661	—
Affiliated companies	—	—	—	48,105
Options purchased	(2,381,211)	(7,322,982)	—	—
Options written	301,459	8,084,906	—	—
Futures	(315,239)	131	—	2,219,215
Net Realized Gain on Investments	6,124,502	762,055	13,451,661	2,267,320

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	(584,322)	(20,861)	3,521,290	(911)
Affiliated companies	—	—	—	(1,325,029)
Options purchased	(14,700)	(21,600)	—	—
Options written	(35,888)	27,160	—	—
Futures	(33,778)	—	—	(396,525)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(668,688)	(15,301)	3,521,290	(1,722,465)

Net Realized and Unrealized Gain on Investments	5,455,814	746,754	16,972,951	544,855

Net Increase in Net Assets Resulting From Operations	$5,301,790	$3,192,255	$16,437,307	$1,450,377

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Continued)
For the Year Ended December 31, 2024

	Return Stacked® Balanced
	Allocation & Systematic Macro Fund	Rational/ Pier 88	Rational	Rational/RGN
	(Formerly, Rational/ReSolve	Convertible Securities	Special Situations	Hedged Equity
	Adaptive Asset Allocation Fund)	Fund	Income Fund	Fund*
Investment Income:	(Consolidated)			(Consolidated)
Dividend income	$—	$1,927,473	$283,010	$22,103
Interest income	4,040,157	2,030,068	66,840,858	5,073
Total Investment Income	4,040,157	3,957,541	67,123,868	27,176

Operating Expenses:
Investment management fees	1,502,958	1,238,288	12,898,904	27,967
12b-1 Fees - Class A Shares	5,157	3,383	154,473	7
12b-1 Fees - Class C Shares	33,461	2,891	349,789	27
Shareholder Services Fees - Institutional Shares	87,790	111,883	836,818	—
Shareholder Services Fees - Class A Shares	3,304	1,786	74,370	—
Shareholder Services Fees - Class C Shares	510	156	17,709	—
Offering Cost	—	—	—	9,167
Financial Administrative fees /Fund Accounting fees	80,980	109,780	779,314	5,100
Legal Administration/Management Service Fees	31,301	52,054	310,851	520
Registration fees	44,917	55,505	95,462	131
Printing expenses	11,688	14,098	88,021	8,876
Legal fees	52,726	35,473	312,140	56,528
Audit fees	17,443	16,954	60,799	18,439
Compliance officer fees	13,936	15,234	33,418	3,223
Custody fees	6,556	8,213	66,262	1,784
Trustees’ fees	16,859	17,000	18,634	8,463
Insurance Expense	5,748	8,495	49,570	—
Interest expense	533	533	533	—
Miscellaneous expense	2,867	2,822	4,371	1,831
Total Operating Expenses	1,918,734	1,694,548	16,151,438	142,063

Less: Expenses waived/reimbursed by Advisor	(189,006)	(243,694)	(529,931)	(109,782)
Net Operating Expenses	1,729,728	1,450,854	15,621,507	32,281

Net Investment Income (Loss)	2,310,429	2,506,687	51,502,361	(5,105)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	3,616,628	(13,334,447)	1,928
Futures	4,784,685	—	—	(596)
Foreign currency translations	(348,900)	—	(7,837)	—
Net Realized Gain (Loss) on Investments	4,435,785	3,616,628	(13,342,284)	1,332

Net Change in Unrealized Appreciation/(Depreciation) on Investments
Investments	5,103	3,831,441	33,558,522	115,936
Futures	2,188,916	—	—	19,199
Foreign currency translations	(191,562)	—	(12)	(227)
Net Change in Unrealized Appreciation on Investments	2,002,457	3,831,441	33,558,510	134,908

Net Realized and Unrealized Gain on Investments	6,438,242	7,448,069	20,216,226	136,240

Net Increase in Net Assets Resulting From Operations	$8,748,671	$9,954,756	$71,718,587	$131,135

*	The Rational/RGN Hedged Equity Fund commenced operations September 27, 2024

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Operations:
Net investment income (loss)	$(154,024)	$(41,112)	$2,445,501	$2,341,567	$(535,644)	$(217,488)

Net realized gain on investments, futures and options	6,124,502	278,630	762,055	4,782,823	13,451,661	473,826

Net change in unrealized appreciation (depreciation) on investments, options and futures	(668,688)	103,262	(15,301)	807,702	3,521,290	17,738,399
Net increase in net assets resulting from operations	5,301,790	340,780	3,192,255	7,932,092	16,437,307	17,994,737

Distributions to Shareholders from:
From return of capital:
Institutional Class	—	(48,850)	—	—	—	—
Class A	—	(6,335)	—	—	—	—
Total Distributions:
Institutional	—	(37,091)	(2,853,767)	(6,533,525)	—	—
Class A	—	(3,223)	(174,301)	(372,568)	—	—
Class C	—	—	(112,966)	(249,601)	—	—

Total distributions to shareholders	—	(95,499)	(3,141,034)	(7,155,694)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	5,587,112	3,175,525	8,053,179	22,949,885	10,027,057	13,166,930
Class A	160,699	67,974	1,053,270	4,162,468	1,185,063	1,134,332
Class C	5,150	31,857	364,781	94,000	689,080	422,772
Reinvestment of distributions
Institutional	—	67,847	2,566,866	5,908,968	—	—
Class A	—	8,738	166,271	360,835	—	—
Class C	—	—	108,584	235,629	—	—
Cost of shares redeemed
Institutional	(10,203,539)	(33,418,089)	(68,889,584)	(110,270,622)	(11,030,934)	(9,321,743)
Class A	(1,297,688)	(1,370,674)	(4,171,767)	(6,050,188)	(2,640,356)	(2,965,320)
Class C	(333,093)	(429,269)	(2,405,570)	(2,847,733)	(589,536)	(751,108)

Net increase (decrease) in net assets from share transactions of beneficial interest	(6,081,359)	(31,866,091)	(63,153,970)	(85,456,758)	(2,359,626)	1,685,863

Total Increase/(Decrease) in Net Assets	(779,569)	(31,620,810)	(63,102,749)	(84,680,360)	14,077,681	19,680,600

Net Assets:
Beginning of year	35,567,537	67,188,347	131,782,345	216,462,705	62,843,210	43,162,610
End of year	$34,787,968	$35,567,537	$68,679,596	$131,782,345	$76,920,891	$62,843,210

Share Activity:
Institutional Class
Shares Sold	635,889	406,114	472,207	1,331,011	172,951	290,990
Shares Reinvested	—	8,844	153,797	350,265	—	—
Shares Redeemed	(1,173,571)	(4,278,438)	(4,027,092)	(6,388,079)	(185,903)	(214,724)
Net increase (decrease) in shares of Beneficial interest	(537,682)	(3,863,480)	(3,401,088)	(4,706,803)	(12,952)	76,266

Class A
Shares Sold	17,178	8,824	61,700	242,907	32,766	40,623
Shares Reinvested	—	1,138	9,938	21,351	—	—
Shares Redeemed	(146,558)	(176,790)	(242,875)	(352,603)	(73,999)	(108,109)
Net decrease in shares of Beneficial interest	(129,380)	(166,828)	(171,237)	(88,345)	(41,233)	(67,486)

Class C
Shares Sold	615	4,104	22,059	5,632	24,191	18,790
Shares Reinvested	—	—	6,749	14,482	—	—
Shares Redeemed	(37,756)	(56,144)	(146,512)	(170,925)	(19,935)	(34,381)
Net increase (decrease) in shares of Beneficial interest	(37,141)	(52,040)	(117,704)	(150,811)	4,256	(15,591)

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Return Stacked® Balanced Allocation &
			Systematic Macro Fund (Formerly, Rational/
	Rational Strategic Allocation Fund		Resolve Adaptive Asset Allocation Fund)
			(Consolidated)
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Operations:
Net investment income	$905,522	$311,172	$2,310,429	$2,855,671
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	2,267,320	622,554	4,435,785	(2,318,375)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	(1,722,465)	810,369	2,002,457	(888,920)
Net increase (decrease) in net assets resulting from operations	1,450,377	1,744,095	8,748,671	(351,624)

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(101,462)	(64,156)	(4,387,867)	(9,417,275)
Class A	(669,906)	(380,060)	(123,736)	(200,067)
Class C	(6,486)	(40)	(182,479)	(216,476)

Total distributions to shareholders	(777,854)	(444,256)	(4,694,082)	(9,833,818)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,000	38,188	23,446,578	32,809,538
Class A	467,874	2,179,185	383,044	287,491
Class C	100,000	—	684,989	1,416,305
Reinvestment of distributions
Institutional	565	234	3,339,348	7,275,032
Class A	604,770	358,316	123,736	181,289
Class C	6,421	—	181,891	216,348
Cost of shares redeemed
Institutional	—	(35,248)	(54,518,037)	(103,766,477)
Class A	(1,351,974)	(925,572)	(793,729)	(1,791,371)
Class C	—	—	(824,204)	(696,133)
Net increase (decrease) in net assets from share transactions of beneficial interest	(171,344)	1,615,103	(27,976,384)	(64,067,978)

Total Increase (Decrease) in Net Assets	501,179	2,914,942	(23,921,795)	(74,253,420)

Net Assets:
Beginning of year	9,991,046	7,076,104	94,699,221	168,952,641
End of year	$10,492,225	$9,991,046	$70,777,426	$94,699,221

Share Activity:
Institutional Class
Shares Sold	118	4,961	1,111,490	1,495,398
Shares Reinvested	64	32	163,693	364,663
Shares Redeemed	—	(4,557)	(2,576,628)	(4,757,460)
Net increase (decrease) in shares of Beneficial interest	182	436	(1,301,445)	(2,897,399)

Class A
Shares Sold	52,040	285,345	18,123	13,364
Shares Reinvested	68,331	48,398	6,135	9,184
Shares Redeemed	(148,369)	(122,648)	(37,965)	(82,170)
Net increase (decrease) in shares of Beneficial interest	(27,998)	211,095	(13,707)	(59,622)

Class C
Shares Sold	10,999	—	34,090	71,521
Shares Reinvested	737	—	9,405	11,404
Shares Redeemed	—	—	(41,092)	(32,993)
Net increase in shares of Beneficial interest	11,736	—	2,403	49,932

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational/RGN Hedged Equity Fund*
					(Consolidated)

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024
Operations:
Net investment income (loss)	$2,506,687	$2,518,414	$51,502,361	$46,145,002	$(5,105)
Net realized gain (loss) on investments and foreign currency translations	3,616,628	(4,930,731)	(13,342,284)	(1,948,469)	1,332

Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,831,441	5,512,349	33,558,510	(10,567,319)	134,908
Net increase in net assets resulting from operations	9,954,756	3,100,032	71,718,587	33,629,214	131,135

Distributions to Shareholders:
From return of capital:
Institutional Class	—	—	—	(2,023,963)	—
Class A	—	—	—	(189,054)	—
Class C	—	—	—	(99,543)	—
Total Distributions :
Institutional	(3,394,276)	(2,727,583)	(51,826,479)	(51,947,036)	(63,177)
Class A	(24,260)	(33,268)	(3,929,293)	(4,610,357)	(76)
Class C	(3,335)	(4,028)	(2,002,661)	(2,207,665)	(55)

Total distributions to shareholders	(3,421,871)	(2,764,879)	(57,758,433)	(61,077,618)	(63,308)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	71,386,334	51,416,853	428,848,747	320,990,029	8,045,250
Class A	229,743	180,921	26,826,070	20,969,464	11,069
Class C	117,703	49,358	7,524,254	7,224,614	10,000
Reinvestment of distributions
Institutional	1,122,988	866,468	45,560,008	46,897,705	50,794
Class A	24,260	33,268	3,530,498	4,324,353	75
Class C	3,335	4,028	1,703,609	1,900,968	55
Cost of shares redeemed
Institutional	(10,142,454)	(25,292,003)	(257,184,835)	(328,271,645)	—
Class A	(1,475,087)	(428,126)	(44,012,798)	(30,894,328)	—
Class C	(180,093)	(33,700)	(7,441,986)	(7,733,843)	—
Capital Contribution
Institutional	—	1,493,367	—	—	—
Class A	—	23,878	—	—	—
Class C	—	4,059	—	—	—
Net increase in net assets from share transactions of beneficial interest	61,086,729	28,318,371	205,353,567	35,407,317	8,117,243

Total Increase in Net Assets	67,619,614	28,653,524	219,313,721	7,958,913	8,185,070

Net Assets:
Beginning of year/period	137,175,159	108,521,635	778,576,593	770,617,680	—
End of year/perod	$204,794,773	$137,175,159	$997,890,314	$778,576,593	$8,185,070

Share Activity:
Institutional
Shares Sold	6,287,723	5,062,725	23,667,936	17,545,812	796,210
Shares Reinvested	102,739	84,264	2,521,186	2,589,906	4,865
Shares Redeemed	(937,017)	(2,506,411)	(14,226,074)	(18,023,184)	—
Net increase in shares of Beneficial interest	5,453,445	2,640,578	11,963,048	2,112,534	801,075

Class A
Shares Sold	21,255	17,720	1,483,379	1,149,173	1,105
Shares Reinvested	2,245	3,237	195,689	238,965	7
Shares Redeemed	(132,798)	(41,661)	(2,434,782)	(1,691,208)	—
Net increase (decrease) in shares of Beneficial interest	(109,298)	(20,704)	(755,714)	(303,070)	1,112

Class C
Shares Sold	11,065	4,812	417,313	397,937	1,000
Shares Reinvested	310	392	94,694	105,477	5
Shares Redeemed	(16,888)	(3,349)	(413,881)	(425,810)	—
Net increase (decrease) in shares of Beneficial interest	(5,513)	1,855	98,126	77,604	1,005

*	The Rational/RGN Hedged Equity Fund commenced operations September 27, 2024

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year	$8.19	$7.97		$8.99	$7.96		$6.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	0.00	(G)	0.07	0.07		0.08
Net realized and unrealized gain (loss) on investments	1.41	0.23		(1.03)	1.07		1.03
Total from investment operations	1.38	0.23		(0.96)	1.14		1.11
LESS DISTRIBUTIONS:
From net investment income	—	(0.00	) (G)	(0.06)	(0.11)		(0.09)
From Return of Capital	—	(0.01)		—	—		—
Total distributions	—	(0.01)		(0.06)	(0.11)		(0.09)
Net asset value, end of year	$9.57	$8.19		$7.97	$8.99		$7.96
Total return (B)	16.85%	2.95%		(10.68)%	14.37	% (C)	16.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$24,923	$25,741		$55,862	$58,975		$46,451
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.56%	1.45%		1.20%	1.15%		1.32%
Expenses, net waiver and reimbursement (D,E)	1.56%	1.45%		1.20%	1.10%		1.01%
Net investment income (loss) (D,H)	(0.36)%	(0.01)%		0.80%	0.80%		1.10%
Portfolio turnover rate	270%	580%		281%	239%		480%

	Class A
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year	$8.16	$7.96		$8.98	$7.95		$6.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	(0.02)		0.04	0.05		0.04
Net realized and unrealized gain (loss) on investments	1.40	0.23		(1.01)	1.07		1.05
Total from investment operations	1.35	0.21		(0.97)	1.12		1.09
LESS DISTRIBUTIONS:
From net investment income	—	(0.00	) (G)	(0.05)	(0.09)		(0.07)
From Return of Capital	—	(0.01)		—	—		—
Total distributions	—	(0.01)		(0.05)	(0.09)		(0.07)
Net asset value, end of year	$9.51	$8.16		$7.96	$8.98		$7.95
Total return (B)	16.54%	2.62%		(10.86)%	14.11%		15.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,795	$8,604		$9,717	$11,858		$12,099
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	1.81%	1.72%		1.46%	1.40%		1.69%
Expenses, net waiver and reimbursement (D,F)	1.81%	1.72%		1.46%	1.35%		1.26%
Net investment income (loss) (D,H)	(0.60)%	(0.28)%		0.53%	0.55%		0.58%
Portfolio turnover rate	270%	580%		281%	239%		480%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48%	1.30%	1.19%	1.15%	1.31%
Expenses, net waiver and reimbursement	1.48%	1.30%	1.19%	1.10%	1.00%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.73%	1.57%	1.45%	1.40%	1.68%
Expenses, net waiver and reimbursement	1.73%	1.57%	1.45%	1.35%	1.25%

(G)	Less than $.005

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.04	$7.89	$8.93	$7.90	$6.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)	(0.07)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	1.38	0.22	(1.02)	1.07	1.04
Total from investment operations	1.27	0.15	(1.03)	1.06	1.03
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.01)	(0.03)	(0.04)
Total distributions	—	—	(0.01)	(0.03)	(0.04)
Net asset value, end of year	$9.31	$8.04	$7.89	$8.93	$7.90
Total return (B)	15.80%	1.90%	(11.51)%	13.40%	14.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,069	$1,223	$1,610	$1,771	$1,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	2.52%	2.41%	2.15%	2.15%	2.39%
Expenses, net waiver and reimbursement (C, D)	2.52%	2.41%	2.15%	2.06%	2.01%
Net investment income (loss) (D,E)	(1.32)%	(0.98)%	(0.15)%	(0.16)%	-0.18%
Portfolio turnover rate	270%	580%	281%	239%	480%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.44%	2.26%	2.14%	2.14%	2.38%
Expenses, net waiver and reimbursement	2.44%	2.26%	2.14%	2.06%	2.00%

(D)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022(A)	2021(A)	2020(A)
Net asset value, beginning of year	$16.91	$17.00	$17.10	$17.07	$16.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.43	0.25	(0.09)	(0.33)	(0.27)
Net realized and unrealized gain on investments	0.12	0.61	0.04	0.99	0.72
Total from investment operations	0.55	0.86	(0.05)	0.66	0.45
LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.25)	—	—	—
From net realized gains on investments	(0.11)	(0.70)	(0.05)	(0.63)	(0.36)
Total distributions	(0.75)	(0.95)	(0.05)	(0.63)	(0.36)
Net asset value, end of year	$16.71	$16.91	$17.00	$17.10	$17.07
Total return (C)	3.24%	5.06%	(0.30)%	3.94%	2.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$60,944	$119,144	$199,786	$264,557	$199,987
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.14%	2.08%	2.02%	2.04%	2.05%
Expenses, net waiver and reimbursement (D)	2.00%	2.00%	1.99%	1.99%	1.99%
Net investment income (loss)	2.53%	1.44%	(0.86)%	(1.98)%	(1.54)%
Portfolio turnover rate	0%	0%	0%	0%	0%

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022(A)	2021(A)	2020(A)
Net asset value, beginning of year	$16.93	$17.02	$17.16	$17.16	$17.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.39	0.22	(0.12)	(0.39)	(0.27)
Net realized and unrealized gain on investments	0.12	0.59	0.03	1.02	0.69
Total from investment operations	0.51	0.81	(0.09)	0.63	0.42
LESS DISTRIBUTIONS:
From net investment income	(0.58)	(0.20)	—	—	—
From net realized gains on investments	(0.11)	(0.70)	(0.05)	(0.63)	(0.36)
Total distributions	(0.69)	(0.90)	(0.05)	(0.63)	(0.36)
Net asset value, end of year	$16.75	$16.93	$17.02	$17.16	$17.16
Total return (C)	3.00%	4.77%	(0.53)%	3.75%	2.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,383	$7,328	$8,868	$18,494	$7,423
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.42%	2.33%	2.29%	2.29%	2.33%
Expenses, net waiver and reimbursement (E)	2.25%	2.25%	2.24%	2.24%	2.24%
Net investment income (loss)	2.27%	1.27%	(1.28)%	(2.23)%	(1.64)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.14%	2.07%	2.02%	2.04%	2.05%
Expenses, net waiver and reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.42%	2.32%	2.29%	2.29%	2.33%
Expenses, net waiver and reimbursement	2.24%	2.24%	2.24%	2.24%	2.24%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2024	2023	2022(A)		2021(A)	2020(A)
Net asset value, beginning of year	$16.29	$16.38	$16.65		$16.80	$16.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.25	0.08	(0.19)		(0.51)	(0.42)
Net realized and unrealized gain (loss) on investments	0.12	0.57	(0.03	)(C)	0.99	0.72
Total from investment operations	0.37	0.65	(0.22)		0.48	0.30
LESS DISTRIBUTIONS:
From net investment income	(0.45)	(0.04)	—		—	—
From net realized gains on investments	(0.11)	(0.70)	(0.05)		(0.63)	(0.36)
Total distributions	(0.56)	(0.74)	(0.05)		(0.63)	(0.36)
Net assets, end of year (in 000’s)	$16.10	$16.29	$16.38		$16.65	$16.80
Total return (D)	2.25%	3.97%	(1.33)%		2.94%	1.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,353	$5,311	$7,808		$9,444	$9,130
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.08%	3.04%	2.99%		3.00%	3.04%
Expenses, net waiver and reimbursement (E)	3.00%	3.00%	2.99%		2.99%	2.99%
Net investment income (loss)	1.51%	0.50%	(1.85)%		(2.98)%	(2.54)%
Portfolio turnover rate	0%	0%	0%		0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.07%	3.03%	2.99%	3.00%	3.04%
Expenses, net waiver and reimbursement	2.99%	2.99%	2.99%	2.99%	2.99%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$51.93		$36.45		$59.52	$56.20	$43.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.37)		(0.13)		(0.07)	(0.41)	(0.33)
Net realized and unrealized gain (loss) on investments	14.02		15.61		(21.01)	8.68	19.98
Total from investment operations	13.65		15.48		(21.08)	8.27	19.65
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		(1.99)	(4.95)	(6.75)
Net assets, end of year (in 000’s)	$65.58		$51.93		$36.45	$59.52	$56.20
Total return (B)	26.29	% (C)	42.47	% (C)	(35.41)%	14.97%	45.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$55,684		$44,767		$28,643	$82,648	$53,102
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.19%		1.26%		1.20%	1.10%	1.25%
Expenses, net waiver and reimbursement (D)	1.20	% (F)	1.24%		1.20%	1.14%	1.24%
Net investment loss	(0.63)%		(0.29)%		(0.16)%	(0.65)%	(0.56)%
Portfolio turnover rate	340%		194%		154%	225%	320%

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$31.49		$22.16		$37.49	$37.16	$30.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.32)		(0.15)		(0.11)	(0.41)	(0.28)
Net realized and unrealized gain (loss) on investments	8.49		9.48		(13.23)	5.69	13.92
Total from investment operations	8.17		9.33		(13.34)	5.28	13.64
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		(1.99)	(4.95)	(6.75)
Net assets, end of year (in 000’s)	$39.66		$31.49		$22.16	$37.49	$37.16
Total return (B)	25.94%		42.10%		(35.58)%	14.59%	44.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$16,570		$14,456		$11,668	$23,205	$17,972
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.46%		1.52%		1.47%	1.37%	1.52%
Expenses, net waiver and reimbursement (E)	1.47	% (F)	1.49%		1.47%	1.47%	1.49%
Net investment loss	(0.90)%		(0.55)%		(0.41)%	(1.00)%	(0.82)%
Portfolio turnover rate	340%		194%		154%	225%	320%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.19%		1.26%	1.19%	1.10%	1.25%
Expenses, net waiver and reimbursement	1.20	% (F)	1.24%	1.19%	1.14%	1.24%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.46%		1.52%	1.46%	1.37%	1.52%
Expenses, net waiver and reimbursement	1.47	% (F)	1.49%	1.46%	1.47%	1.49%

(F)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$25.82		$18.31		$31.73	$32.34	$27.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.46)		(0.28)		(0.26)	(0.58)	(0.50)
Net realized and unrealized gain (loss) on investments	6.94		7.79		(11.17)	4.92	12.44
Total from investment operations	6.48		7.51		(11.43)	4.34	11.94
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		(1.99)	(4.95)	(6.75)
Total distributions	—		—		(1.99)	(4.95)	(6.75)
Net assets, end of year (in 000’s)	$32.30		$25.82		$18.31	$31.73	$32.34
Total return (B)	25.10	% (C)	41.02	% (C)	(36.02)%	13.85%	43.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,666		$3,621		$2,852	$4,898	$1,525
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.15%		2.23%		2.18%	2.08%	2.41%
Expenses, net waiver and reimbursement (D)	2.16	% (E)	2.23%		2.18%	2.12%	2.24%
Net investment loss	(1.59)%		(1.28)%		(1.12)%	(1.62)%	(1.54)%
Portfolio turnover rate	340%		194%		154%	225%	320%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.15%		2.23%	2.17%	2.08%	2.41%
Expenses, net waiver and reimbursement	2.16	% (E)	2.23%	2.17%	2.12%	2.24%

(E)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.01	$6.84	$10.24	$8.94	$9.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.78	0.30	0.31	0.40	0.27
Net realized and unrealized gain (loss) on investments	0.40	1.30	(3.16)	2.54	(0.61)
Total from investment operations	1.18	1.60	(2.85)	2.94	(0.34)
LESS DISTRIBUTIONS:
From net investment income	(0.67)	(0.43)	(0.18)	(0.36)	(0.28)
From net realized gains on investments	—	—	(0.37)	(1.28)	—
From Return of capital	—	—	—	—	(0.02)
Total distributions	(0.67)	(0.43)	(0.55)	(1.64)	(0.30)
Net asset value, end of year	$8.52	$8.01	$6.84	$10.24	$8.94
Total return (B)	14.64%	24.05%	(27.87)%	33.94%	(3.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,285	$1,206	$1,027	$519	$248
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.49%	1.55%	1.39%	1.11%	1.31%
Expenses, net waiver and reimbursement (C,E)	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income (C,D)	8.53%	4.02%	3.82%	3.78%	3.26%
Portfolio turnover rate	28%	105%	27%	2%	89%

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.06	$6.88	$10.30	$8.99	$9.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.73	0.28	0.29	0.34	0.25
Net realized and unrealized gain (loss) on investments	0.43	1.31	(3.17)	2.59	(0.61)
Total from investment operations	1.16	1.59	(2.88)	2.93	(0.36)
LESS DISTRIBUTIONS:
From net investment income	(0.65)	(0.41)	(0.17)	(0.34)	(0.26)
From net realized gains on investments	—	—	(0.37)	(1.28)	—
From Return of capital	—	—	—	—	(0.02)
Total distributions	(0.65)	(0.41)	(0.54)	(1.62)	(0.28)
Net assets, end of year (in 000’s)	$8.57	$8.06	$6.88	$10.30	$8.99
Total return (B)	14.27%	23.75%	(28.04)%	33.57%	(3.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,107	$8,784	$6,048	$9,830	$7,713
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.82%	1.92%	1.72%	1.47%	1.65%
Expenses, net waiver and reimbursement (C,F)	0.71%	0.71%	0.71%	0.71%	0.70%
Net Investment income (C,D)	7.96%	3.77%	3.48%	3.30%	2.98%
Portfolio turnover rate	28%	105%	27%	2%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48%	1.54%	1.38%	1.10%	1.31%
Expenses, net waiver and reimbursement	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.81%	1.91%	1.71%	1.46%	1.65%
Expenses, net waiver and reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.00	$6.83	$10.25	$8.95	$9.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.98	0.23	0.23	0.26	0.19
Net realized and unrealized gain (loss) on investments	0.11	1.30	(3.16)	2.58	(0.61)
Total from investment operations	1.09	1.53	(2.93)	2.84	(0.42)
LESS DISTRIBUTIONS:
From net investment income	(0.59)	(0.36)	(0.12)	(0.26)	(0.19)
From net realized gains on investments	—	—	(0.37)	(1.28)	—
From Return of capital	—	—	—	—	(0.02)
Total distributions	(0.59)	(0.36)	(0.49)	(1.54)	(0.21)
Net asset value, end of year	$8.50	$8.00	$6.83	$10.25	$8.95
Total return (B)	13.47%	22.94%	(28.55)%	32.60%	(4.13)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$101	$1	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.53%	2.26%	2.37%	2.24%	2.33%
Expenses, net waiver and reimbursement (C,E)	1.46%	1.46%	1.46%	1.46%	1.45%
Net investment income (C,D)	10.58%	3.13%	2.78%	2.53%	2.26%
Portfolio turnover rate	28%	105%	27%	2%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.52%	2.25%	2.36%	2.23%	2.33%
Expenses, net waiver and reimbursement	1.45%	1.45%	1.45%	1.45%	1.45%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
(Formerly, Rational/ReSolve Adaptive Asset Allocation Fund)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.75	$21.93	$22.71	$23.77	$23.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.58	0.47	(0.07)	(0.50)	(0.37)
Net realized and unrealized gain (loss) on investments	1.39	(0.55)	(0.62)	3.16	0.52
Total from investment operations	1.97	(0.08)	(0.69)	2.66	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.94)	(0.59)	(0.09)	(3.72)	(0.08)
From net realized gains on investments	(0.45)	(1.51)	—	—	—
From Return of capital	—	—	—	—	(0.03)
Total distributions	(1.39)	(2.10)	(0.09)	(3.72)	(0.11)
Net asset value, end of year	$20.33	$19.75	$21.93	$22.71	$23.77
Total return (B)	9.93%	(0.46)%	(3.06)%	11.28%	0.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$65,729	$89,562	$162,983	$64,890	$62,176
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.19%	2.15%	2.05%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	1.97%	1.99%	1.97%	1.98%	1.97%
Net investment income (loss)	2.74%	2.14%	(0.30)%	(1.95)%	(1.61)%
Portfolio turnover rate	0%	0%	0%	0%	0%

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.54	$21.71	$22.53	$23.61	$23.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.52	0.41	(0.04)	(0.55)	(0.36)
Net realized and unrealized gain (loss) on investments	1.37	(0.54)	(0.70)	3.13	0.45
Total from investment operations	1.89	(0.13)	(0.74)	2.58	0.09
LESS DISTRIBUTIONS:
From net investment income	(0.88)	(0.53)	(0.08)	(3.66)	—
From net realized gains on investments	(0.45)	(1.51)	—	—	—
Total distributions	(1.33)	(2.04)	(0.08)	(3.66)	—
Net asset value, end of year	$20.10	$19.54	$21.71	$22.53	$23.61
Total return (B)	9.65%	(0.71)%	(3.30)%	10.99%	0.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,899	$2,113	$3,643	$607	$776
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.50%	2.40%	2.33%	2.36%	2.47%
Expenses, net waiver and reimbursement (D)	2.22%	2.24%	2.22%	2.23%	2.22%
Net investment income (loss)	2.47%	1.88%	(0.18)%	(2.10)%	(1.43)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.19%	2.13%	2.05%	2.16%	2.18%
Expenses, net waiver and reimbursement	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.50%	2.38%	2.33%	2.35%	2.47%
Expenses, net waiver and reimbursement	2.22%	2.22%	2.22%	2.22%	2.22%

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Return Stacked® Balanced Allocation & Systematic Macro Fund
(Formerly, Rational/ReSolve Adaptive Asset Allocation Fund) (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.78	$20.94	$21.88	$23.03	$23.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.34	0.24	(0.15)	(0.72)	(0.57)
Net realized and unrealized gain (loss) on investments	1.32	(0.52)	(0.73)	3.05	0.49
Total from investment operations	1.66	(0.28)	(0.88)	2.33	(0.08)
LESS DISTRIBUTIONS:
From net investment income	(0.72)	(0.37)	(0.06)	(3.48)	—
From net realized gains on investments	(0.45)	(1.51)	—	—	—
Total distributions	(1.17)	(1.88)	(0.06)	(3.48)	—
Net asset value, end of year	$19.27	$18.78	$20.94	$21.88	$23.03
Total return (B)	8.82%	(1.43)%	(4.01)%	10.18%	(0.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,150	$3,024	$2,327	$241	$250
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.10%	3.05%	3.00%	3.18%	3.35%
Expenses, net waiver and reimbursement (C)	2.97%	2.99%	2.97%	2.98%	2.97%
Net investment income (loss)	1.71%	1.17%	(0.66)%	(2.95)%	(2.51)%
Portfolio turnover rate	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.10%	3.03%	3.00%	3.17%	3.35%
Expenses, net waiver and reimbursement	2.97%	2.97%	2.97%	2.97%	2.97%

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$10.53	$10.43		$11.96	$11.69	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.19	0.22		0.20	0.13	0.17
Net realized and unrealized gain (loss) on investments	0.67	0.11		(1.49)	1.04	1.56
Total from investment operations	0.86	0.33		(1.29)	1.17	1.73
LESS DISTRIBUTIONS:
From net investment income	(0.24)	(0.23)		(0.20)	(0.17)	(0.20)
From net realized gains on investments	—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.24)	(0.23)		(0.24)	(0.90)	(0.21)
Net asset value, end of year	$11.15	$10.53		$10.43	$11.96	$11.69
Total return (B)	8.22%	3.29	% (C)	(10.82)%	10.21%	17.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$203,981	$135,201		$106,362	$118,333	$73,946
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.16%	1.19%		1.16%	1.17%	1.25%
Expenses, net waiver and reimbursement (D)	0.99%	0.99%		0.99%	0.99%	0.99%
Net investment income	1.72%	2.19%		1.81%	1.07%	1.62%
Portfolio turnover rate	114%	180%		116%	130%	140%

	Class A
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$10.51	$10.44		$11.97	$11.69	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17	0.18		0.17	0.11	0.39
Net realized and unrealized gain (loss) on investments	0.65	0.10		(1.49)	1.03	1.33
Total from investment operations	0.82	0.28		(1.32)	1.14	1.72
LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.21)		(0.17)	(0.13)	(0.19)
From net realized gains on investments	—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.20)	(0.21)		(0.21)	(0.86)	(0.20)
Net asset value, end of year	$11.13	$10.51		$10.44	$11.97	$11.69
Total return (B)	7.90%	2.73	% (C)	(11.04)%	9.97%	16.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$536	$1,655		$1,861	$2,231	$337
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.46%	1.46%		1.41%	1.35%	1.40%
Expenses, net waiver and reimbursement (E)	1.24%	1.24%		1.24%	1.24%	1.24%
Net investment income	1.56%	1.81%		1.55%	0.88%	3.50%
Portfolio turnover rate	114%	180%		116%	130%	140%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31, 2023 the Total return would have been 2.19% and 1.25% for the Institutional and Class A, respectively.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16%	1.19%	1.16%	1.17%	1.25%
Expenses, net waiver and reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.46%	1.46%	1.41%	1.35%	1.40%
Expenses, net waiver and reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$10.44	$10.38		$11.90	$11.66	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.08	0.11		0.10	0.02	0.32
Net realized and unrealized gain (loss) on investments	0.67	0.09		(1.48)	1.02	1.34
Total from investment operations	0.75	0.20		(1.38)	1.04	1.66
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.14)		(0.10)	(0.07)	(0.16)
From net realized gains on investments	—	—		(0.04)	(0.73)	(0.01)
Total distributions	(0.13)	(0.14)		(0.14)	(0.80)	(0.17)
Net asset value, end of year	$11.06	$10.44		$10.38	$11.90	$11.66
Total return (B)	7.19%	1.92	% (C)	(11.63)%	9.11%	16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$278	$320		$298	$249	$55
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.14%	2.13%		2.11%	2.10%	2.13%
Expenses, net waiver and reimbursement (D)	1.99%	1.99%		1.99%	1.99%	1.99%
Net investment income (loss)	0.75%	1.09%		0.93%	0.17%	2.87%
Portfolio turnover rate	114%	180%		116%	130%	140%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	If the Sub Advisor had not made a special reimbursement during the year ended December 31 ,2023 the Total return would have been .65% for Cl C.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.14%	2.13%	2.11%	2.10%	2.13%
Expenses, net waiver and reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Institutional
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2024	2023		2022		2021		2020
Net asset value, beginning of year	$17.73	$18.34		$19.69		$19.66		$20.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	1.10	1.06		0.93		0.74		0.43
Net realized and unrealized gain (loss) on investments	0.45	(0.28)		(1.16)		0.28		0.11
Total from investment operations	1.55	0.78		(0.23)		1.02		0.54
LESS DISTRIBUTIONS:
From net investment income	(1.21)	(1.34)		(1.12)		(0.99)		(0.93)
From net realized gains on investments	—	—		—		—		—
From Return of capital	—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(1.21)	(1.39)		(1.12)		(0.99)		(0.98)
Net asset value, end of year	$18.07	$17.73		$18.34		$19.69		$19.66
Total return (C)	8.95%	4.36	% (F)	(1.12	)% (F)	5.30%		2.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$910,807	$681,473		$666,042		$670,278		$352,892
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.82%	1.81%		1.79%		1.77%		1.80%
Expenses, net waiver and reimbursement (D)	1.76%	1.76%		1.76%		1.75%		1.75%
Net investment income	6.05%	5.79%		4.93%		3.75%		2.17%
Portfolio turnover rate	8%	21%		27%		37%		4%

	Class A
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2024	2023		2022		2021		2020
Net asset value, beginning of year	$17.71	$18.32		$19.66		$19.64		$20.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	1.03	1.00		0.88		0.72		0.37
Net realized and unrealized gain (loss) on investments	0.47	(0.26)		(1.15)		0.24		0.13
Total from investment operations	1.50	0.74		(0.27)		0.96		0.50
LESS DISTRIBUTIONS:
From net investment income	(1.16)	(1.30)		(1.07)		(0.94)		(0.89)
From net realized gains on investments	—	—		—		—		—
From Return of capital	—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(1.16)	(1.35)		(1.07)		(0.94)		(0.94)
Net asset value, end of year	$18.05	$17.71		$18.32		$19.66		$19.64
Total return (C)	8.68%	4.11	% (F)	(1.31	)% (F)	5.00%		2.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$49,986	$62,428		$70,121		$58,164		$37,224
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.07%	2.07%		2.05%		2.03%		2.10%
Expenses, net waiver and reimbursement (E)	2.00%	2.01%		2.02%		2.00%		2.00%
Net investment income	5.70%	5.49%		4.69%		3.67%		1.88%
Portfolio turnover rate	8%	21%		27%		37%		4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.82%	1.81%	1.79%	1.77%	1.80%
Expenses, net waiver and reimbursement	1.75%	1.76%	1.76%	1.75%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.07%	2.07%	2.05%	2.03%	2.10%
Expenses, net waiver and reimbursement	2.00%	2.01%	2.02%	2.00%	2.00%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class C
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2024	2023		2022		2021		2020
Net asset value, beginning of year	$17.66	$18.27		$19.61		$19.60		$20.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.90	0.87		0.74		0.48		0.21
Net realized and unrealized gain (loss) on investments	0.46	(0.27)		(1.15)		0.33		0.14
Total from investment operations	1.36	0.60		(0.41)		0.81		0.35
LESS DISTRIBUTIONS:
From net investment income	(1.03)	(1.16)		(0.93)		(0.80)		(0.76)
From net realized gains on investments	—	—		—		—		—
From Return of capital	—	(0.05)		—		(0.00	) (B)	(0.05)
Total distributions	(1.03)	(1.21)		(0.93)		(0.80)		(0.81)
Net asset value, end of year	$17.99	$17.66		$18.27		$19.61		$19.60
Total return (C)	7.85%	3.34	% (E)	(2.05	)% (E)	4.22%		1.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$37,097	$34,676		$34,455		$35,497		$14,123
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.76%	2.76%		2.76%		2.74%		2.77%
Expenses, net waiver and reimbursement (D)	2.76%	2.76%		2.76%		2.75%		2.75%
Net investment income	4.99%	4.76%		3.95%		2.46%		1.05%
Portfolio turnover rate	8%	21%		27%		37%		4%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.76%	2.76%	2.75%	2.74%	2.77%
Expenses, net waiver and reimbursement	2.76%	2.76%	2.75%	2.75%	2.75%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Period

	Institutional
	For the
	Period Ended
	December 31,
	2024(A)
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)
Net realized and unrealized gain on investments	0.28
Total from investment operations	0.27
LESS DISTRIBUTIONS:
From net investment income	(0.07)
From net realized gains on investments	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$10.19
Total return (C)	2.71	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,164
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	8.76	% (E)
Expenses, net waiver and reimbursement (G)	1.99	% (E)
Net investment loss	(0.31	)% (E)
Portfolio turnover rate	0	% (D)

	Class A
	For the
	Period Ended
	December 31,
	2024(A)
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.27
LESS DISTRIBUTIONS:
From net investment income	(0.07)
From net realized gains on investments	(0.01)
Total distributions	(0.08)
Net asset value, end of period	$10.19
Total return (C)	2.64	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	16.31	% (E)
Expenses, net waiver and reimbursement (H)	2.24	% (E)
Net investment loss	(0.83	)% (E)
Portfolio turnover rate	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	8.76	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	16.31	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/RGN Hedged Equity Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout the Period

	Class C
	For the
	Period Ended
	December 31,
	2024(A)
Net asset value, beginning of period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.04)
Net realized and unrealized gain on investments	0.29
Total from investment operations	0.25
LESS DISTRIBUTIONS:
From net investment income	(0.05)
From net realized gains on investments	(0.01)
Total distributions	(0.06)
Net asset value, end of period	$10.19
Total return (C)	2.44	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	17.00	% (E)
Expenses, net waiver and reimbursement (F)	2.99	% (E)
Net investment loss	(1.59	)% (E)
Portfolio turnover rate	0	% (D)

(A)	Rational/RGN Hedged Equity Fund commenced operations September 27, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	17.00	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2024, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor(s)	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Return Stacked® Balanced Allocation &	ReSolve Asset Management, Inc.	Long-term capital appreciation.
Systematic Macro Fund (Formerly, Rational/	ReSolve Asset Management SEZC
ReSolve Adaptive Asset Allocation Fund) (“Return Stacked® Balanced”)
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational/RGN Hedged Equity Fund (“RGN Hedged Equity”)	R.G. Niederhoffer Capital Management, Inc.	Long-term capital appreciation.

The Funds are classified as diversified funds under the 1940 Act, except Pier 88 and RGN Hedged Equity, which are classified as non-diversified funds. The Strategic Allocation Fund is a “fund of funds”, in that it generally invests in other investment companies.

Currently, all Funds offer Class A, Class C, and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for Return Stacked® Balanced and RGN Hedged Equity and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the valuation procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (the “NYSE”). Investments in open-end investment companies (except for exchange-traded funds, “ETFs”) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies that are not ETFs are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

The following tables summarize the inputs used as of December 31, 2024, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,812,171	$—	$—	$22,812,171
Exchange Traded Funds	8,822,412	—	—	8,822,412
Short-Term Investments	807,630	—	—	807,630
Derivatives
Purchased Options	$63,000	$—	$—	$63,000
Total Assets	$32,505,213	$—	$—	$32,505,213
Liabilities*
Derivatives
Futures Contracts	$75,900	—	—	75,900
Total Liabilities	$75,900	$—	$—	$75,900

Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$50,516,970	$—	$—	$50,516,970
Derivatives
Purchased Options	$23,125	$—	$—	$23,125
Total Assets	$50,540,095	$—	$—	$50,540,095
Liabilities*
Derivatives
Written Options	$35,000	$—	$—	$35,000
Total Liabilities	$35,000	$—	$—	$35,000

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$76,747,207	$—	$—	$76,747,207
Short-Term Investments	244,505	—	—	244,505
Total Assets	$76,991,712	$—	$—	$76,991,712

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$9,230,448	$—	$—	$9,230,448
U.S. Treasury Bills	—	583,411	—	583,411
Total Assets	$9,230,448	$583,411	$—	$9,813,859
Liabilities*
Derivatives
Futures Contracts	$325,125	$—	$—	$325,125
Total Liabilities	$325,125	$—	$—	$325,125

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Return Stacked® Balanced

Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$40,794,108	$—	$40,794,108
Short-Term Investments	19,543,517	—	—	19,543,517
Derivatives
Futures Contracts	3,361,186	—	—	3,361,186
Total Assets	$22,904,703	$40,794,108	$—	$63,698,811
Liabilities*
Derivatives
Futures Contracts	$1,596,524	$—	$—	$1,596,524
Total Liabilities	$1,596,524	$—	$—	$1,596,524

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,331,791	$—	$—	$23,331,791
Preferred Stocks	36,585,528	936,850	—	37,522,378
Convertible Bonds	—	132,256,451	—	132,256,451
Short-Term Investments	11,273,064	—	—	11,273,064
Total Assets	$71,190,383	$133,193,301	$—	$204,383,684

Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$3,587,500	$—	$3,587,500
Asset Backed Securities	—	751,533,372	—	751,533,372
Corporate Bonds	—	168,876,380	—	168,876,380
Short-Term Investments	68,411,057	—	—	68,411,057
Total Assets	$68,411,057	$923,997,252	$—	$992,408,309

RGN Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,962,021	$—	$—	$6,962,021
Short-Term Investments	724,446	—	—	724,446
Derivatives
Futures Contracts	38,027	—	—	38,027
Total Assets	$7,724,494	$—	$—	$7,724,494
Liabilities*
Futures Contracts	$18,828	$—	$—	$18,828
Total Liabilities	$18,828	$—	$—	$18,828

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the year for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of Return Stacked® Balanced and RGN Hedged Equity include the accounts of RDMF Fund Ltd. (“RDMF”) and RRDEF Fund Ltd. (“RRDEF”) respectively, wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Return Stacked® Balanced and RGN Hedged Equity may invest up to 25% of their total assets in RDMF and RRDEF respectively, each a controlled foreign corporation (“CFC”), that act as investment vehicles in order to effect certain investments consistent with each Fund’s investment objectives and policies.

	Inception Date of	Net Assets as of	% of Net Assets as of
	December 31, 2024	December 31, 2024	December 31, 2024
RDMF	8/5/2016	$ 12,917,564	18.25%
RRDEF	9/27/2024	$ 274,013	3.35%

For tax purposes, RDMF and RRDEF are exempted Cayman investment companies. RDMF and RRDEF have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RDMF and RRDEF are controlled foreign corporations that generate and are allocated no income which is considered effectively connected with U.S. trade or business and as such are not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, RDMF’s and RRDEF’s net income and capital gain, to the extent of their earnings and profits, will be included each year in Return Stacked® Balanced’s and RGN Hedged Equity’s respective investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at December 31, 2024, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized depreciation	$(75,900)
			Totals	$(75,900)

	Options	Equity	Securities at value	$63,000
			Totals	$63,000
Tactical Return
	Options	Equity	Securities at value	$23,125
		Equity	Options Written	(35,000)
			Totals	$(11,875)
Strategic Allocation
	Futures	Equity	Futures unrealized depreciation	$(325,125)
			Totals	$(325,125)
Return Stacked® Balanced
	Futures	Equity	Futures unrealized appreciation	$229,975
			Futures unrealized depreciation	(167,634)
		Commodity	Futures unrealized appreciation	1,481,628
			Futures unrealized depreciation	(367,092)
		Currency	Futures unrealized appreciation	1,597,250
			Futures unrealized depreciation	(598,988)
		Interest	Futures unrealized appreciation	52,333
			Futures unrealized depreciation	(462,810)
			Totals	$1,764,662
RGN Hedged Equity
	Futures	Equity	Futures unrealized appreciation	$281
			Futures unrealized depreciation	(11,263)
		Commodity	Futures unrealized appreciation	9,004
			Futures unrealized depreciation	(5,958)
		Currency	Futures unrealized appreciation	23,122
			Futures unrealized depreciation	(794)
		Interest	Futures unrealized appreciation	5,620
			Futures unrealized depreciation	(813)
			Totals	$19,199

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the year or period ended December 31, 2024, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(2,381,211)
	Options Written	Equity	Net realized gain from options written	301,459
	Futures	Equity	Net realized loss from futures	(315,239)
			Totals	$(2,394,991)

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(14,700)
	Options Written	Equity	Net change in unrealized depreciation on options written	(35,888)
	Futures	Equity	Net change in unrealized depreciation on futures	(33,778)
			Totals	$(84,366)
Tactical Return
	Options Purchased	Equity	Net realized loss from options purchased	$(7,322,982)
	Options Written	Equity	Net realized gain from options written	8,084,906
	Futures	Equity	Net realized gain from futures	131
			Totals	$762,055

	Options Purchased	Equity	Net change in unrealized depreciation on options purchased	$(21,600)
	Options Written	Equity	Net change in unrealized appreciation on options written	27,160
			Totals	$5,560
Strategic Allocation
	Futures	Equity	Net realized gain from futures	$2,219,215
			Totals	$2,219,215

	Futures	Equity	Net change in unrealized depreciation on futures	$(396,525)
			Totals	$(396,525)
Return Stacked® Balanced
	Futures	Equity	Net realized gain from futures	$2,838,571
		Commodity	Net realized loss from futures	(422,007)
		Currency	Net realized gain from futures	1,007,877
		Interest	Net realized gain from futures	1,360,244
			Totals	$4,784,685

	Futures	Equity	Net change in unrealized depreciation on futures	$(93,177)
		Commodity	Net change in unrealized appreciation on futures	1,523,723
		Currency	Net change in unrealized appreciation on futures	1,026,858
		Interest	Net change in unrealized depreciation on futures	(268,488)
			Totals	$2,188,916
RGN Hedged Equity
	Futures	Equity	Net realized loss from futures	$(15,902)
		Commodity	Net realized gain from futures	70,413
		Currency	Net realized loss from futures	(23,256)
		Interest	Net realized loss from futures	(31,851)
			Totals	$(596)
	Futures	Equity	Net change in unrealized depreciation on futures	$(10,982)
		Commodity	Net change in unrealized appreciation on futures	3,046
		Currency	Net change in unrealized appreciation on futures	22,328
		Interest	Net change in unrealized appreciation on futures	4,807
			Totals	$19,199

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

The value of derivative instruments outstanding as of December 31, 2024 as disclosed in the Schedules of Investments (Consolidated Schedules of Investments for Return Stacked® Balanced and RGN Hedged Equity) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for Return Stacked® Balanced and RGN Hedged Equity) serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of December 31, 2024:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Liability:
Futures Contracts	$75,900	$—	$75,900	$—	$(75,900)	$—
Strategic Allocation
Description of Liability:
Futures Contracts	$325,125	$—	$325,125	$—	$(325,125)	$—
Return Stacked® Balanced
Description of Asset:
Futures Contracts	$3,361,186	$—	$3,361,186	$(1,596,524)	$—	$1,764,662
Description of Liability:
Futures Contracts	$1,596,524	$—	$1,596,524	$(1,596,524)	$—	$—
RGN Hedged Equity
Description of Asset:
Futures Contracts	$38,027	$—	$38,027	$(18,828)	$—	$19,199
Description of Liability:
Futures Contracts	$18,828	$—	$18,828	$(18,828)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset backed securities, if any, are recorded as components of interest income in the Statement of Operations.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
Return Stacked® Balanced	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
RGN Hedged Equity	Annually	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 (as applicable), or expected to be taken in the Funds’ December 31, 2024 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of December 31, 2024, the Funds did not incur any interest or penalties.

H. Organizational and Offering Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

I. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Rational Advisors, Inc. (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the investment advisory agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Tactical Return	1.75%
Strategic Allocation	0.10%
Return Stacked® Balanced	1.75%
Pier 88	0.85%
Special Situations	1.50%
RGN Hedged Equity	1.75%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund (other than Equity Armor) to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor, as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Tactical Return	1.99%	2.24%	2.99%	April 30, 2026
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2026
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2026
Return Stacked® Balanced	1.97%	2.22%	2.97%	April 30, 2026
Pier 88	0.99%	1.24%	1.99%	April 30, 2026
Special Situations	1.75%	2.00%	2.75%	April 30, 2026
RGN Hedged Equity	1.99%	2.24%	2.99%	April 30, 2026

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of December 31, 2024, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31, 2024
Equity Armor	$—	2025
	—	2026
	—	2027
Tactical Return	91,334	2025
	133,607	2026
	145,342	2027
Dynamic Brands	—	2025
	—	2026
	—	2027
Strategic Allocation	86,462	2025
	97,614	2026
	125,298	2027
Return Stacked® Balanced	117,342	2025
	213,553	2026
	189,006	2027
Pier 88	193,523	2025
	228,670	2026
	243,694	2027
Special Situations	152,205	2025
	348,053	2026
	529,931	2027
RGN Hedged Equity	109,782	2027

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor” or “NLD”), and the Advisor for distribution related expenses. For the year or period ended December 31, 2024, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$21,838	$11,843
Tactical Return	15,111	38,484
Dynamic Brands	38,802	43,040
Strategic Allocation	24,539	699
Return Stacked® Balanced	5,157	33,461
Pier 88	3,383	2,891
Special Situations	154,473	349,789
RGN Hedged Equity	7	27

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A, and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations under Financial Administrative fees/Fund Accounting fees. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of net assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at December 31, 2024, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance			Shares Balance		Change in	Dividends	Amount of Gain
	December 31,			December 31,		Unrealized	Credited to	(Loss) Realized on
Fund	2023	Purchases	Sales	2024	Fair Value	Gain/(Loss)	Income	Sale of Shares
Catalyst Systematic Alpha Fund, Class I	512,398	$329,008	$68,149	773,257	$8,190,647	$(1,242,273)	$884,046	$(37,998)
Catalyst/CIFC Senior Secured Income Fund, Class I	157,819	53,299	113,560	97,557	905,328	(19,040)	68,793	20,120
Rational/Pier 88 Convertible Securities Fund, Inst. Sh.	83,315	2,470	73,725	12,060	134,473	(63,716)	2,541	65,983
Total	753,532	$384,777	$255,434	882,875	$9,230,448	$(1,325,029)	$955,380	$48,105

(4) INVESTMENT TRANSACTIONS

For the year or period ended December 31, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$83,722,059	$97,831,704
Tactical Return	—	—
Dynamic Brands	240,170,129	243,126,468
Strategic Allocation	3,900,605	2,672,639
Return Stacked® Balanced	—	—
Pier 88	214,455,360	161,780,959
Special Situations	318,180,729	64,605,343
RGN Hedged Equity	6,846,085	—

(5) INVESTMENT RISK

Market Risk - Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, Return Stacked® Balanced, and RGN Hedged Equity may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Tactical Return and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk – Tactical Return and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk – As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

(6) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$28,610,732	$5,081,833	$(1,187,352)	$3,894,481
Tactical Return	50,505,095	—	—	—
Dynamic Brands	57,351,820	21,687,843	(2,047,951)	19,639,892
Strategic Allocation	11,022,121	33,527	(1,241,789)	(1,208,262)
Return Stacked® Balanced	60,326,676	315,967	(614,979)	(299,012)
Pier 88	198,569,034	10,314,950	(4,500,300)	5,814,650
Special Situations	1,014,536,613	37,354,685	(59,482,993)	(22,128,308)
RGN Hedged Equity	7,570,531	116,448	(759)	115,689

(7) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2024 and December 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2024	Income	Capital Gains	Capital	Total
Equity Armor	$—	$—	$—	$—
Tactical Return	2,801,102	339,932	—	3,141,034
Dynamic Brands	—	—	—	—
Strategic Allocation	777,854	—	—	777,854
Return Stacked® Balanced	4,694,082	—	—	4,694,082
Pier 88	3,421,871	—	—	3,421,871
Special Situations	57,758,433	—	—	57,758,433
RGN Hedged Equity	63,308	—	—	63,308

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2023	Income	Capital Gains	Capital	Total
Equity Armor	$40,314	$—	$55,185	$95,499
Tactical Return	3,787,078	3,368,616	—	7,155,694
Dynamic Brands	—	—	—	—
Strategic Allocation	444,256	—	—	444,256
Return Stacked® Balanced	9,700,852	132,966	—	9,833,818
Pier 88	2,764,879	—	—	2,764,879
Special Situations	58,765,058	—	2,312,560	61,077,618

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$—	$—	$—	$(414,768)	$—	$3,894,481	$3,479,713
Tactical Return	321,683	187,993	—	(1,814,429)	—	—	(1,304,753)
Dynamic Brands	—	—	—	(3,767,050)	—	19,639,892	15,872,842
Strategic Allocation	351,540	—	—	—	—	(1,208,262)	(856,722)
Return Stacked® Balanced	398,710	—	—	—	—	(358,736)	39,974
Pier 88	499,207	—	—	(6,580,542)	—	5,814,650	(266,685)
Special Situations	856,470	—	(3,914,875)	(40,488,606)	—	(22,128,308)	(65,675,319)
RGN Hedged Equity	—	—	(34,704)	—	(9,425)	115,462	71,333

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures and options contracts, and adjustments for perpetual bonds, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(59,724) and $(227) for Return Stacked Balanced and RGN Hedged Equity, respectively. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	—
Pier 88	—
Special Situations	—
RGN Hedged Equity	8,653

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
Return Stacked® Balanced	—
Pier 88	—
Special Situations	3,914,875
RGN Hedged Equity	26,051

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

At December 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$—	$414,768	$414,768	$4,847,976
Tactical Return*	143,036	1,671,393	1,814,429	92,691
Dynamic Brands	3,767,050	—	3,767,050	13,807,937
Strategic Allocation	—	—	—	1,657,860
Return Stacked® Balanced	—	—	—	—
Pier 88	3,569,977	3,010,565	6,580,542	1,028,172
Special Situations	12,159,292	28,329,314	40,488,606	—
RGN Hedged Equity	—	—	—	—

*	The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and adjustments for the Return Stacked Balanced Allocation & Systematic Macro and RGN Hedged Equity Funds’ wholly owned subsidiaries, which have a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$(154,024)	$154,024
Tactical Return	—	—
Dynamic Brands	(535,644)	535,644
Strategic Allocation	—	—
Return Stacked® Balanced	(86,642)	86,642
Pier 88	—	—
Special Situations	—	—
RGN Hedged Equity	(3,506)	3,506

(8) LINE OF CREDIT

Effective December 8, 2022, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”) with a maturity date of December 4, 2025. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on any borrowings is the current Prime Rate payable monthly. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

During the year ended December 31, 2024, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Equity Armor	$2,434,583	$5,000,000	$6,898	8.50%	7.50%
Dynamic Brands	215,500	801,000	305	8.50%	7.50%
Strategic Allocation	48,000	48,000	10	7.50%	7.50%

*	Includes interest expenses for borrowings on the line of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

				Return
	Equity	Tactical	Strategic	Stacked®	Pier	Special	RGN Hedged
	Armor	Return	Allocation	Balanced	88	Situations	Equity
NFS LLC(1)	48.85%	—	80.35%	—	36.44%	—	—
Charles Schwab (1)	28.96%	38.80%	—	36.88%	33.46%	33.49%	—
LPL Financial (1)	—	—	—	25.87%	—	26.85%	—
Band & Co C/O US Bank NA	—	—	—	—	25.82%	—	—
The Niederhoffer Foundation	—	—	—	—	—	—	64.30%

(1)	This owner is comprised of multiple investors and accounts.

(10) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Tactical Return and Return Stacked® Balanced will be directly affected by the performance of the First American Treasury Obligations Fund, the performance of Strategic Allocation will be directly affected by the performance of the Catalyst Systematic Alpha Fund, and the performance of the RGN Hedged Equity will be directly affected by the performance of the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF. The financial statements of the First American Treasury Obligations Fund, the Catalyst Systematic Alpha Fund, the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2024, the percentage of Tactical Return’s and Return Stacked® Balanced’s net assets invested in the First American Treasury Obligations Fund was 73.6% and 27.6% respectively. The percentage of Strategic Allocation’s net assets invested in the Catalyst Systematic Alpha Fund was 78.0%. The percentage of RGN Hedged Equity’s net assets invested in the SPDR S&P 500 ETF Trust and the Vanguard S&P 500 ETF was 34.3% and 50.7% respectively.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024	ANNUAL FINANCIAL STATEMENTS

(11) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Effective January 1, 2025, Return Stacked® Balanced Allocation & Systematic Macro Fund changed its name from Rational/ReSolve Adaptive Asset Allocation Fund and seeks to achieve its investment objective by investing in two complementary strategies: a Balanced Allocation Strategy and a Systematic Macro Strategy. The Fund uses derivative contracts to “stack” the total return of holdings in the Fund’s Balanced Allocation Strategy together with the potential returns of the Fund’s Systematic Macro Strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s Balanced Allocation Strategy and approximately one dollar of exposure to its Systematic Macro Strategy. Therefore, the returns of the Systematic Macro Strategy are effectively stacked on top of the returns of the Balanced Allocation Strategy. Also effective January 1, 2025, the sub-advisors are Newfound Research, LLC (“Newfound”) and ReSolve Asset Management Inc. (“ReSolve Canada”). Newfound is the investment sub-advisor of the Balanced Allocation Strategy component of the Fund’s portfolio. ReSolve Canada is the Fund’s sub-advisor of the Systematic Macro Strategy component. ReSolve Asset Management SEZC (Cayman) is the Fund’s futures trading advisor of the Systematic Macro Strategy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rational Equity Armor Fund, Rational Tactical Return Fund, Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Return Stacked® Balanced Allocation & Systematic Macro Fund (formerly, Rational/ReSolve Adaptive Asset Allocation Fund), Rational/Pier 88 Convertible Securities Fund, Rational Special Situations Income Fund, and Rational/RGN Hedged Equity Fund and Board of Trustees of Mutual Fund and Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Mutual Fund and Variable Insurance Trust, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Rational Equity Armor Fund, Rational Tactical Return Fund, Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Return Stacked ® Balanced Allocation & Systematic Macro Fund* (formerly, Rational/ReSolve Adaptive Asset Allocation Fund), Rational/Pier 88 Convertible Securities Fund, and Rational Special Situations Income Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
Rational/RGN Hedged Equity Fund*	For the period September 27, 2024 (commencement of operations) through December 31, 2024

*	The financial statements referred to above are Consolidated Financial Statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2025

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Management Agreement between Mutual Fund and Variable Insurance Trust and Rational Advisors, Inc. with respect to Rational Equity Armor Fund, Rational Tactical Return Fund, Rational Dynamic Brands Fund, Rational Strategic Allocation Fund, Rational Special Situations Income Fund, Rational/Pier 88 Convertible Securities Fund, and Rational/ReSolve Adaptive Asset Allocation Fund.

At an in-person meeting held on December 4, 2024, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Rational Advisors, Inc. (“Rational”) with respect to Rational Equity Armor Fund (the “Equity Armor Fund”), Rational Tactical Return Fund (the “Tactical Return Fund”), Rational Dynamic Brands Fund (the “Dynamic Brands Fund”), Rational Strategic Allocation Fund (the “Strategic Allocation Fund”), Rational Special Situations Income Fund (the “Special Situations Fund”), Rational/Pier 88 Convertible Securities Fund (the “Pier 88 Fund”), and Rational/ReSolve Adaptive Asset Allocation Fund (the “ReSolve Fund”), each a series of the Trust (collectively the “Renewal Funds”).

The Board reviewed the completed questionnaire submitted by Rational in connection with the proposed renewal of the Management Agreement (the “Rational 15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided for each Fund with respect to the approval of the Management Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with its deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Rational and considered the information presented at Board meetings throughout the year.

Review of Rational 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational provided to the Renewal Funds pursuant to the Management Agreement. The Board reviewed information concerning Rational’s resources, personnel, and business operations. The Board considered Rational’s oversight of each such Fund’s investment strategies, including derivative risk management and fair valuation. The Board reviewed Rational’s Form ADV. The Board discussed the financial health of Rational and reviewed its balance sheet. The Board considered that MFund Services, LLC, an affiliate of Rational, provides these Funds with certain management, legal administrative, and compliance services, including providing the Trust’s CCO. The Board

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

reviewed Rational’s compliance program, including its business continuity and cybersecurity programs, and its oversight of the Funds’ sub-advisors’ compliance programs, as applicable.

Performance. The Board reviewed the performance of each Renewal Fund relative to its peer group, Morningstar category, and benchmark index for various periods ended September 30, 2024.

Equity Armor Fund. The Fund outperformed its peer group, the Morningstar Long/Short Equity category, and the Morningstar Equity Hedged category for the one- and five-year periods, while underperforming all three metrics for the three- and ten-year periods. The Fund underperformed the S&P Value Total Return Index, the Fund’s benchmark index, and S&P 500 Total Index for all periods. The Fund pursues a hedged-equity strategy that tends to not perform as well in strong equity markets compared to flat and/or weak equity markets. Equity Armor Investments, LLC became the Fund’s sub-advisor in December 2019.

Dynamic Brands Fund. The Fund outperformed its peer group, the Morningstar Large Growth category, and the S&P 500 Total Return Index, the Fund’s benchmark index, for the one-year period, and underperformed all three metrics for the three-, five-, and ten-year periods. The Fund’s underperformance was attributed to its significant exposure to non-technology, high-growth companies rather than technology companies. The Board considered that the Fund is designed to have low correlation with the S&P 500 and that, as a result, avoids major equity market downturns, but tends to underperform during strong equity markets.

Strategic Allocation Fund. The Fund outperformed its peer group and the Morningstar Conservative Allocation category for the one-, three-, five-, and ten-year periods, and underperformed the S&P 500 Total Return Index, the Fund’s benchmark index, for all periods. The Fund’s underperformance compared to its benchmark was attributed to the Fund’s allocation to fixed-income securities.

ReSolve Fund. The Fund outperformed the Morningstar Macro Trading category for the three and ten-year periods and underperformed it for the one- and five-year periods; outperformed its peer group for the ten-year period and underperformed for the one-, three, and five-year periods; and underperformed the S&P 500 Total Return Index and MSCI ACWI Index (the Fund’s benchmark index) for all periods. The Fund has faced headwinds, particularly due to an unfavorable fixed income landscape with an inverted yield curve, affecting its bond-heavy risk parity allocation.

Special Situations Fund. The Fund outperformed its peer group, the Morningstar Nontraditional Bond category, the Morningstar Multisector Bond category, the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Mortgage-Backed Securities Index (the Fund’s benchmark indices) for the three-, five-, and ten-year periods; and underperformed all five metrics for the one-year period. The Fund’s underperformance for the one-year period was attributed to its lower exposure to interest rate movements compared to its peer group, Morningstar categories, and benchmark indices.

Pier 88 Fund. The Fund outperformed its peer group and the Morningstar Convertibles category for the one- and three-year periods and underperformed both for the five-year and since-inception (March 1, 2017) periods; outperformed the Bloomberg U.S. Aggregate Bond Total Return Index (the Fund’s primary benchmark index) for all periods; and underperformed the S&P 500 Total Return Index for all periods. The Fund focuses on investment-grade issuers to a greater extent than the peer group, Morningstar category, or benchmark index.

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Tactical Return Fund. The Fund underperformed its peer group, the Morningstar Equity Hedged category, and the S&P 500 Total Return Index (the Fund’s benchmark index) for the one-, three-, five-, and ten-year periods. Unlike the peer group, Morningstar category, and benchmark index, the Fund does not maintain long equity positions.

Fees and Expenses. The Board reviewed the advisory fees and the net expenses for each Renewal Fund compared to its peer group and Morningstar category.

Equity Armor Fund. The Fund’s advisory fee is lower than the average advisory fees of the peer group, the Morningstar Long-Short Equity category and the Morningstar Equity Hedged category.

The Fund’s net expenses are lower than the average expenses of the peer group and the Morningstar Long-Short Equity category, and higher than the average (but within the range of) net expenses of the Morningstar Equity Hedged category.

Dynamic Brands Fund. The Fund’s advisory fee is lower than the average advisory fee of the peer group and higher than the average (but within the range of) advisory fees of the Morningstar Large Growth category. Rational believes that the Fund’s advisory fee was competitive relative to the peer group and other funds in the Morningstar category that implement a more active strategy.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of the peer group and Morningstar category.

Strategic Allocation Fund. The Fund’s advisory fee is lower than the average advisory fees of the peer group and the Morningstar Moderately Conservative Allocation category. Rational stated that the fee was priced to account for its fund-of funds strategy and its belief that the Fund’s advisory fee was comparable to other funds that implement fund-of-funds strategies.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of the peer group and Morningstar category.

ReSolve Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of the peer group and equal to the highest advisory fee of the Morningstar Macro Trading category. The Board considered the specialized nature of the Fund’s hedge fund-like investment strategy when evaluating the advisory fee compared to the funds in the peer group and Morningstar category.

The Fund’s net expenses are higher than the expenses of any fund in the peer group and are equal to the highest net expenses of the Morningstar category.

Special Situations Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of the peer group the Morningstar Nontraditional Bond category, and the highest advisory fee of the Morningstar Multisector Bond category. Rational believes that the Fund’s advisory fee is reasonable given the unique nature of the investment strategy, including the in-depth research and distinct investment expertise of ESM Management, LLC, the Fund’s sub-advisor, as reflected in the Fund’s returns relative to its benchmarks.

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

The Fund’s net expenses are higher than the average (but within the range of) net expenses of the peer group and both Morningstar categories.

Pier 88 Fund. The Fund’s advisory fee is higher than the average (but within the range of) advisory fees of the peer group and the Morningstar Convertibles category. The Board considered the reasonableness of the advisory fee in light of the unique nature of the Fund’s investment strategy, including the focus on investment grade convertible bonds.

The Fund’s net expenses are higher than the average (but within the range of) net expenses of the peer group and the Morningstar category.

Tactical Return Fund. The Fund’s advisory fee is equal to the highest advisory fees of the peer group and Morningstar Equity Hedged category. The Board also considered that only a few unaffiliated funds in the Morningstar category have strategies similar to those of the Fund, and that two of them have the same 1.75% advisory fee as the Fund, which is the highest for both the peer group and Morningstar category.

The Fund’s net expenses are higher than the average (but within the range of) expenses of the peer group and the Morningstar category.

The Board considered the allocation of advisory fees between Rational and the sub-advisors of the Equity Armor Fund, Tactical Return Fund, Dynamic Brands Fund, Special Situations Fund, Pier 88 Fund, and ReSolve Fund, and the trading advisor of the ReSolve Fund in light of Rational’s, and each sub-advisor’s or the trading advisor’s, respective duties and other factors.

Profitability. A profitability analysis from Rational demonstrated that Rational realized a profit in connection with its management of the Equity Armor Fund, Tactical Return Fund, Dynamic Brands Fund, ReSolve Fund, and Special Situations Fund, but realized losses with respect to the Strategic Allocation Fund and Pier 88 Fund.

“Fall-out” Benefits. The Board considered fall-out benefits that Rational received from its relationship with the Renewal Funds, including the fact that these Funds utilize affiliates to provide certain services.

Economies of Scale. The Board considered whether Rational was sharing economies of scale with the Renewal Funds. The Board determined to revisit the matter of economies of scale as each such Fund’s assets increased.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Management Agreement. In connection with its deliberations, the Board reviewed materials prepared by Rational and considered information presented at Board meetings throughout the year. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded the renewal of the Agreement was in the best interest of each Renewal Fund and its shareholders.

Renewal of: (1) Sub-Advisory Agreements for Rational Tactical Return Fund, Rational Dynamic Brands Fund, Rational Special Situations Income Fund, Rational/ReSolve Adaptive Asset Allocation Fund, Rational/Pier 88 Convertible

RATIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Securities Fund, and Rational Equity Armor Fund; and (2) a Futures Trading Advisory Agreement for Rational/ReSolve Adaptive Asset Allocation Fund.

Approval of New Sub-Advisory and Futures Trading Advisory Agreements for Rational/ReSolve Adaptive Asset Allocation Fund.

At an in-person meeting held on December 4, 2024, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) discussed the renewal of (1) sub-advisory agreements between Rational Advisors, Inc., the investment advisor of each Fund listed above (“Rational”), and Warrington Asset Management, LLC (“Warrington”) pertaining to Rational Tactical Return Fund (the “Tactical Return Fund”) (the “Warrington Sub-Advisory Agreement”); Accuvest Global Advisors (“Accuvest”) pertaining to Rational Dynamic Brands Fund (the “Dynamic Brands Fund”) (the “Accuvest Sub-Advisory Agreement”); ESM Management, LLC (“ESM”) pertaining to Rational Special Situations Income Fund (the “Special Situations Fund”) (the “ESM Sub-Advisory Agreement”); Pier 88 Investment Partners, LLC (“Pier 88”) pertaining to Rational/Pier 88 Convertible Securities Fund (the “Pier 88 Fund”) (the “Pier 88 Sub-Advisory Agreement”); Equity Armor Investments, LLC (“Equity Armor”) pertaining to Rational Equity Armor Fund (the “Equity Armor Fund”) (the “Equity Armor Sub-Advisory Agreement”); and ReSolve Asset Management, Inc. (“ReSolve Canada”) pertaining to Rational/ReSolve Adaptive Asset Allocation Fund (the “ReSolve Fund”) (the “Current ReSolve Canada Sub-Advisory Agreement”) (collectively, the “Sub-Advisory Agreements”); and (2) the futures trading advisory agreement between Rational and ReSolve Asset Management SEZC (Cayman) (“ReSolve Global”) pertaining to the ReSolve Fund (the “Current ReSolve Global Futures Trading Advisory Agreement”).

At the December 4, 2024, meeting, the Board, including a majority of the Independent Trustees, also considered the approval of new sub-advisory agreements for the ReSolve Fund with ReSolve Canada (the “New ReSolve Canada Sub-Advisory Agreement”) and Newfound Research LLC (“Newfound”) (the “Newfound Sub-Advisory Agreement”), and a new futures trading agreement for the Fund with ReSolve Global (the “New ReSolve Global Futures Trading Advisory Agreement”) (collectively, the “New ReSolve Fund Agreements”), with the anticipation of each taking effect on or about January 1, 2025, in connection with the Fund’s change in investment strategy.

The Board reviewed the completed questionnaires submitted by each sub-advisor and the futures trading advisor in connection with the proposed renewal of the Sub-Advisory Agreements, the Current ReSolve Global Futures Trading Agreement, and the New ReSolve Fund Agreements (each, a “15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of counsel and its own business judgment in evaluating the Agreements and the weight to be given to each of the factors considered. The conclusions reached by the Board were based upon a comprehensive evaluation and discussion of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with the Sub-Advisory Agreements. The Board reviewed the materials prepared by Rational, each sub-advisor, and the futures trading advisor and considered the information presented at Board meetings throughout the year during which management of each such firm had participated.

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Review of Warrington 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services provided by the investment professionals at Warrington. The Board reviewed information concerning Warrington’s resources, personnel, business operations, and compliance program. The Board considered that Warrington manages the Tactical Return Fund’s portfolio in accordance with its investment objective. The Board reviewed Warrington’s Form ADV, as well as details of its compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Pier 88 Fund’s performance for various periods ended September 30, 2024. The Tactical Return Fund underperformed its peer group, the Morningstar Equity Hedged category, and the S&P 500 Total Return Index (the Fund’s benchmark index) for the one-, three-, five-, and ten-year periods. Unlike the peer group, Morningstar category, and benchmark index, the Fund does not maintain long equity positions.

Fees and Expenses. The Tactical Return Fund’s sub-advisory fees are paid entirely by Rational. The Fund’s sub-advisory fee was lower than the fees that Warrington receives for managing other pooled investment vehicles and or separately managed accounts (“SMAs”) with comparable investment objectives and strategies, some of which include performance fees. The Board considered the respective duties of Rational and Warrington and analyzed how fees were allocated.

Profitability. A profitability analysis from Warrington demonstrated that Warrington makes a profit from managing the Tactical Return Fund. Warrington’s profit is further reduced after adjusting for salaries of the Fund’s portfolio management team.

“Fall-out” Benefits. The Board considered fall-out benefits received by Warrington and its relationship with the Tactical Return Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Warrington Sub-Advisory Agreement. Having requested, reviewed, and discussed in dept such information from Warrington as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Tactical Return Fund and its shareholders.

Review of Accuvest 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services provided by the investment professionals at Accuvest. The Board reviewed information concerning Accuvest’s resources, operations and compliance program. The Board considered that Accuvest manages the Dynamic Brands Fund’s portfolio in accordance with its investment objective. The Board reviewed Accuvest’s Form ADV and acknowledged that changes will be filed with respect to new ownership structure after its recent business

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transaction The Board analyzed financial information provided by Accuvest. The Board reviewed Accuvest’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Dynamic Brands Fund’s performance for various periods ended September 30, 2024. The Fund outperformed its peer group, the Morningstar Large Growth category, and the S&P 500 Total Return Index, the Fund’s benchmark index, for the one-year period, and underperformed all three metrics for the three-, five-, and ten-year periods. The Fund’s underperformance was attributed to its significant exposure to non-technology, high-growth companies rather than technology companies. The Board considered that the Fund is designed to have low correlation with the S&P 500 and that, as a result, avoids major equity market downturns, but tends to underperform during strong equity markets.

Fees and Expenses. The sub-advisory fees for the Dynamic Brands Fund are paid by Rational. The sub-advisory fees paid to Accuvest for the Fund are lower than the fees that Accuvest receives for managing SMAs with similar investment strategies as well as fees received from Accuvest Alpha Brand Fund, a similarly managed offshore fund. The Board considered the respective duties of Rational and Accuvest and analyzed how fees were allocated.

Profitability. A profitability analysis from Accuvest demonstrated that Accuvest realizes a loss from managing the Dynamic Brands Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Accuvest and its relationship with Dynamic Brands Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the Accuvest Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from Accuvest as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Dynamic Brands Fund and its shareholders.

Review of ESM 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services provided by the investment professionals at ESM. The Board reviewed information concerning ESM’s resources, personnel, operations and compliance program. The Board considered that ESM manages the Special Situations Fund’s portfolio in accordance with its investment objective and proprietary investment strategy. The Board analyzed financial information provided by ESM. The Board reviewed ESM’s Form ADV, and details of its compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Special Situations Fund’s performance for various periods ended September 30, 2024. The Fund outperformed its peer group, the Morningstar Nontraditional Bond category, the Morningstar Multisector Bond category, the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Mortgage-Backed Securities Index (the Fund’s benchmark indices) for the three-, five-, and ten-year periods; and underperformed all five metrics for the one-year period ended. The Fund’s underperformance for the one-year

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period was attributed to its lower exposure to interest rate movements compared to its peer group, Morningstar categories, and benchmark indices.

Fees and Expenses. The sub-advisory fees paid to ESM are paid by Rational. ESM stated that it does not manage similar investment products that are charged a lower aggregate fee, as it receives incentive fees on most other products that it manages. The Board considered the respective duties of Rational and ESM and analyzed how fees were allocated.

Profitability. A profitability analysis from ESM demonstrated that ESM realizes a profit from managing the Special Situations Fund (net of compensation to key personnel).

“Fall-out” Benefits. The Board considered fall-out benefits received by ESM and its relationship with the Special Situations Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the ESM Sub-Advisory Agreement. Having requested, reviewed, and discussed in depth such information from ESM as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Special Situations Fund and its shareholders.

Review of Pier 88 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services provided by the investment professionals at Pier 88. The Board reviewed information concerning Pier 88’s resources, personnel, operations and compliance program. The Board considered that Pier 88 manages the Pier 88 Fund’s portfolio in accordance with its investment objective. The Board reviewed financial information provided by Pier 88. The Board reviewed a copy of Pier 88’s Form ADV and discussed Pier 88’s compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Pier 88 Fund’s performance for various periods ended September 30, 2024. The Fund outperformed its peer group and the Morningstar Convertibles category for the one- and three-year periods and underperformed both for the five-year and since-inception (March 1, 2017) periods; outperformed the Bloomberg U.S. Aggregate Bond Total Return Index (the Fund’s primary benchmark index) for all periods; and underperformed the S&P 500 Total Return Index for all periods. The Fund focuses on investment-grade issuers to a greater extent than the peer group, Morningstar category, or benchmark index.

Fees and Expenses. The sub-advisory fees paid to Pier 88 are paid by Rational. Pier 88 stated that other accounts it manages pay higher or lower fees relative to those charged with respect to the Pier 88 Fund, based on performance, asset levels and resources necessary to manage such other accounts. The Board considered the respective duties of Rational and Pier 88 and analyzed how fees were allocated between them.

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Profitability. A profitability analysis from Pier 88 demonstrated that Pier 88 realizes a profit from managing the Pier 88 Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Pier 88 and its relationship with Pier 88 Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Pier 88 Sub-Advisory Agreement. Having requested, reviewed, and discussed such information from Pier 88 as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Pier 88 Fund and its shareholders.

Review of Equity Armor 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services provided by the investment professionals at Equity Armor. The Board reviewed information concerning Equity Armor’s resources, personnel, operations and compliance program. The Board considered that Equity Armor manages the Equity Armor Fund’s portfolio in accordance with its investment objective. The Board reviewed financial information provided by Equity Armor. The Board reviewed Equity Armor’s Form ADV, as well as its compliance program, including its business continuity and cybersecurity programs.

Performance. The Board reviewed the Equity Armor Fund’s performance for various periods ended September 30, 2024. The Fund outperformed its peer group, the Morningstar Long/Short Equity category, and the Morningstar Equity Hedged category for the one- and five-year periods, while underperforming all three metrics for the three- and ten-year periods. The Fund underperformed the S&P Value Total Return Index, the Fund’s benchmark index, and S&P 500 Total Index for all periods. The Fund pursues a hedged-equity strategy that tends to not perform as well in strong equity markets compared to flat and/or weak equity markets. Equity Armor became the Fund’s sub-advisor in December 2019.

Fees and Expenses. The sub-advisory fees paid to Equity Armor are paid by Rational. The sub-advisory fees paid to Equity Armor are low relative to other funds that use derivatives or volatility products or are actively managed. The Board considered the respective duties of Rational and Equity Armor and analyzed how fees were allocated between them.

Profitability. A profitability analysis from Equity Armor demonstrated that Equity Armor realizes a profit from managing the Equity Armor Fund.

“Fall-out” Benefits. The Board considered fall-out benefits received by Equity Armor and its relationship with the Equity Armor Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

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Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the renewal of the Equity Armor Sub-Advisory Agreement. Having requested, reviewed, and discussed such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Agreement was in the best interests of the Equity Armor Fund and its shareholders.

Review of ReSolve Canada 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that ReSolve Canada provided to the ReSolve Fund pursuant to the Current ReSolve Canada Sub-Advisory Agreement, and the services to be provided to the Fund under the New ReSolve Canada Sub-Advisory Agreement (collectively, the “ReSolve Canada Sub-Advisory Agreements”). It was anticipated that the New ReSolve Canada Sub-Advisory Agreement would take effect on or about January 1, 2025, in connection with the Fund’s change in investment strategy. The Board reviewed information concerning the background and experience of the portfolio management team and other personnel who currently provide services to the Fund, and will continue to provide services to the Fund, as well as information concerning the financial condition and resources, business, operations, and compliance program of ReSolve Canada. The Board acknowledged the expertise of the portfolio management team. The Board reviewed ReSolve Canada’s cybersecurity program and business continuity plan.

Performance. The Board reviewed the ReSolve Fund’s performance for various periods ended September 30, 2024. The Fund outperformed the Morningstar Macro Trading category for the three and ten-year periods and underperformed it for the one- and five-year periods; outperformed its peer group for the ten-year period and underperformed for the one-, three, and five-year periods; and underperformed the S&P 500 Total Return Index and MSCI ACWI Index (the Fund’s benchmark index) for all periods. The Fund has faced headwinds, particularly due to an unfavorable fixed income landscape with an inverted yield curve, affecting its bond-heavy risk parity allocation.

Fees and Expenses. The Board considered that the fees paid to ReSolve Canada pursuant to the ReSolve Canada Sub-Advisory Agreements would be paid entirely by Rational. The Board noted that the fees payable to ReSolve Canada under the Current ReSolve Canada Sub-Advisory Agreement amount to 12.5% of Rational’s 1.75% advisory fee, and that the proposed fees payable under the New ReSolve Canada Sub-Advisory Agreement would amount to the sum of: (1) 8.33% of Rational’s advisory fee with respect to the value of the Fund’s shares held by shareholder accounts created after December 31, 2024; and (2) 12.5% of Rational’s advisory fee with respect to the value of the Fund’s shares held by shareholder accounts created on or prior to December 31, 2024. The Board considered the respective duties of Rational, ReSolve Canada, ReSolve Global, and Newfound, and reviewed how fees were allocated.

Profitability. The Board reviewed a profitability analysis that demonstrated that ReSolve Canada was incurring losses from providing its services to the ReSolve Fund.

“Fall-out” Benefits. The Board considered fall-out benefits that ReSolve Canada expected to receive from its relationship with the ReSolve Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

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Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of the sub-advisory and futures trading advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the ReSolve Canada Sub-Advisory Agreements. Having requested, reviewed and discussed in depth such information from ReSolve Canada as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Board concluded that renewal of the Current ReSolve Canada Sub-Advisory Agreement and approval of the New ReSolve Canada Sub-Advisory Agreement was in the best interest of the ReSolve Fund and its shareholders.

Review of ReSolve Global 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that ReSolve Global provided to the ReSolve Fund pursuant to the Current ReSolve Global Futures Trading Advisory Agreement, and the services to be provided to the Fund under the New ReSolve Global Futures Trading Advisory Agreement (collectively, the “ReSolve Global Futures Trading Advisory Agreements”). It was anticipated that the New ReSolve Global Trading Advisory Agreement would take effect on or about January 1, 2025, in connection with the Fund’s change in investment strategy. The Board reviewed information concerning the background and experience of the portfolio management team and other personnel who currently provide services to the Fund, and will continue to provide services to the Fund, as well as information concerning the financial condition and resources, business, operations, and compliance program of ReSolve Global. The Board acknowledged the expertise of the futures trading advisory team. The Board considered that ReSolve Global is not registered with the SEC but is registered with the National Futures Association (“NFA”) as a commodity pool operator and a commodity trading adviser. The Board reviewed ReSolve Global’s cybersecurity program and business continuity plan.

Performance. The Board reviewed the ReSolve Fund’s performance for various periods ended September 30, 2024. The Fund outperformed the Morningstar Macro Trading category for the three and ten-year periods and underperformed it for the one- and five-year periods; outperformed its peer group for the ten-year period and underperformed for the one-, three, and five-year periods; and underperformed the S&P 500 Total Return Index and MSCI ACWI Index (the Fund’s benchmark index) for all periods. The Fund has faced headwinds, particularly due to an unfavorable fixed income landscape with an inverted yield curve, affecting its bond-heavy risk parity allocation.

Fees and Expenses. The Board considered that the fees to be paid to ReSolve Global pursuant to the ReSolve Global Futures Trading Advisory Agreements would be paid entirely by Rational. The Board noted that the fees payable to ReSolve Global under the Current ReSolve Global Futures Trading Advisory Agreement amounted to 37.5% of Rational’s 1.75% advisory fee, and that the proposed fees payable under the New ReSolve Global Futures Trading Advisory Agreement would amount to the sum of: (1) 25% of Rational’s advisory fee with respect to the value of the Fund’s shares held by shareholder accounts created after December 31, 2024; and (2) 37.5% of Rational’s advisory fee with respect to the value of the Fund’s shares held by shareholder accounts created on or prior to December 31, 2024. The Board considered the respective duties of Rational, ReSolve Canada, ReSolve Global, and Newfound, and reviewed how fees were allocated.

Profitability. The Board reviewed a profitability analysis that demonstrated that ReSolve Global realized profits from providing its services to the ReSolve Fund.

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“Fall-out” Benefits. The Board considered fall-out benefits that ReSolve Global expected to receive from its relationship with the ReSolve Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of the sub-advisory and trading advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the ReSolve Global Futures Trading Advisory Agreements. Having requested, reviewed and discussed in depth such information from ReSolve Global as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Board concluded that renewal of the Current ReSolve Global Futures Trading Advisory Agreement and approval of the New ReSolve Global Futures Trading Advisory Agreement was in the best interest of the ReSolve Fund and its shareholders.

Review of Newfound 15(c)

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services to be provided by Newfound to the ReSolve Fund under the Newfound Sub-Advisory Agreement. It was anticipated that the Newfound Sub-Advisory Agreement would take effect on or about January 1, 2025, in connection with the Fund’s change in investment strategy. The Board reviewed information concerning the background and experience of the portfolio management team and other personnel who are expected to provide services to the Fund, as well as information concerning the financial condition and resources, business, operations, and compliance program of Newfound. The Board considered that Newfound will be responsible for the day-to-day management of the Fund’s balanced allocation strategy component. The Board reviewed Newfound’s cybersecurity program and business continuity plan.

Performance. The Board considered Newfound’s statement that it did not manage any funds with investment strategies comparable to those of the ReSolve Fund.

Fees and Expenses. The Board considered that the fees to be paid to Newfound pursuant to the Newfound Sub-Advisory Agreement would be paid entirely by Rational. The Board noted that the proposed fees payable under the Newfound Sub-Advisory Agreement would amount to 33.33% of Rational’s 1.75% advisory fee assessed on new investor subscriptions to the ReSolve Fund made on or after January 1, 2025. The Board considered the respective duties of Rational, ReSolve Canada, ReSolve Global, and Newfound, and reviewed how fees were allocated.

Profitability. The Board reviewed a profitability analysis that demonstrated that Newfound expected to realize losses for the first two years of providing services to the ReSolve Fund.

“Fall-out” Benefits. The Board considered fall-out benefits that Newfound expected to receive from its relationship with the ReSolve Fund and acknowledged that any such benefits are immaterial and cannot otherwise be quantified.

Economies of Scale. The Board agreed that economies of scale are primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of the sub-advisory and trading advisory expenses.

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Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Newfound Sub-Advisory Agreement. Having requested, reviewed and discussed in depth such information from Newfound as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Newfound Sub-Advisory Agreement was in the best interest of the ReSolve Fund and its shareholders.

Approval of Management Agreement between Mutual Fund and Variable Insurance Trust and Rational Advisors, Inc. with respect to Rational/RGN Hedged Equity Fund.

At an in-person meeting held on March 26, 2024, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed the approval of the management agreement (the “Management Agreement”) between the Trust and Rational Advisors, Inc. (“Rational”) with respect to Rational/RGN Hedged Equity Fund (the “Fund”).

The Board reviewed the completed questionnaire submitted by Rational in connection with the proposed approval of the Management Agreement (the “Rational 15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided for the Fund with respect to the approval of the Management Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. In connection with its deliberations regarding approval of the Management Agreement, the Board reviewed materials prepared by Rational and considered the information presented at Board meetings throughout the year.

Review of Rational 15(c) Response

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Rational proposed to provide to the Fund. The Board reviewed information concerning Rational’s resources, personnel, and business operations. The Board considered Rational’s oversight of the Fund’s investment strategies, including derivative risk management and fair valuation. The Boad reviewed Rational’s Form ADV. The Board considered the financial health of Rational and reviewed its balance sheet as of December 31, 2023. The Board considered that MFund Services LLC, an affiliate of Rational, will provide the Fund with certain management, legal administrative, and compliance services including providing the Trust’s Chief Compliance Officer (“CCO”). The Board reviewed Rational’s compliance program, including its business continuity and cybersecurity programs, and its proposed oversight of the compliance program of R.G. Niederhoffer Capital Management, Inc. (“Niederhoffer”), the Fund’s proposed investment subadvisor. The Board considered that Rational serves as investment advisor to all the other series of the Trust and to three series of Strategy Shares, an affiliated investment company.

Performance. The Board reviewed the performance of Return Stacked® Balanced Allocation & Systematic Macro Fund (then known as Rational/ReSolve Adaptive Asset Allocation Fund), another series of the Trust (the “Return Stacked® Fund”) for various periods ended December 31, 2023, based on Rational’s assertion that the Return Stacked® Fund’s investment strategy was similar to that of the Fund. The Return Stacked® Fund underperformed the Barclay Hedge CTA Index for the one- and three-year periods but outperformed the index for

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the five- and ten-year periods. The Return Stacked® Fund underperformed the S&P 500 Total Return Index for all periods shown.

Fees and Expenses. The Board considered that the proposed advisory fee for the Fund is higher than the average (but within the range of) advisory fees of the Fund’s peer group, equal to the highest advisory fees of the Morningstar Macro Trading category, and higher than the average (but within the range of) advisory fees for the Morningstar Systematic Trend and Multistrategy categories. Rational noted that the proposed advisory fee reflected the fact that the Fund will be managed using a specialized alternative strategy combined with a traditional asset allocation strategy. The Board considered the respective duties of Rational and Niederhoffer and analyzed how fees were allocated.

The Fund’s estimated net expense ratio (after expense reimbursements) was higher than the average net expense ratio of the Fund’s peer group and all three Morningstar categories, but within the range of net expenses for the peer group and all three Morningstar categories. The Board considered that Rational would limit the Fund’s net expenses through April 30, 2025.

Profitability. A profitability analysis from Rational demonstrated that Rational expected to incur losses for the first two years of the Fund’s operations.

“Fall-out” Benefits. The Board considered the fall-out benefits that Rational expected to receive from its relationship with the Fund, including the fact that the Fund will utilize affiliates to provide certain services.

Economies of Scale. The Board considered that Rational likely would not receive its full advisory fee for managing the Fund until the fund grew to at least $200 million in assets. The Board determined to consider establishing asset-based breakpoints in the Fund’s advisory fee in the future as its assets increase.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board considering approval of the Management Agreement. Having requested, reviewed, and discussed in depth such information from Rational as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Agreement was in the best interests of the Fund and its prospective shareholders.

Approval of Sub-Advisory Agreement between Rational Advisors, Inc. and R.G. Niederhoffer Capital Management, Inc. with respect to Rational/RGN Hedged Equity Fund.

At an in-person meeting held on March 26, 2024, the Board of Trustees (the “Board”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, of the Trust, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Rational Advisors, Inc. (“Rational”) and R.G. Niederhoffer Capital Management, Inc. (“Niederhoffer”) with respect to Rational/RGN Hedged Equity Fund (the “Fund”).

The Board reviewed the completed questionnaire submitted by Niederhoffer in connection with the proposed approval of the Sub-Advisory Agreement (the “Niederhoffer 15(c) Response”). The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The

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conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided for the Fund with respect to the approval of the Sub-Advisory Agreement and were not the result of any one factor. Moreover, each Trustee might have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement. In connection with its deliberations regarding approval of the Sub-Advisory Agreement, the Board reviewed materials prepared by Rational and Niederhoffer.

Review of Niederhoffer’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board reviewed the nature, extent, and quality of the services that Niederhoffer proposed to provide to the Fund. The Board reviewed information concerning Niederhoffer’s resources, personnel, and business operations. The Board considered Niederhoffer’s oversight of the fund’s investment strategies, including derivative risk management and fair valuation. The Boad reviewed Niederhoffer’s Form ADV. The Board reviewed a letter dated April 17, 2024, from Niederhoffer’s Controller attesting to the soundness of the firm’s financial condition. The Board considered Niederhoffer’s [A1]pledge to provide a statement of financial condition. The Board reviewed Niederhoffer’s compliance program and considered the CCO’s positive evaluation thereof.

Performance. The Board reviewed the performance of the RGN Macro Diversified Program (an investment strategy managed by Niederhoffer that is similar to that proposed for the Fund), which outperformed the SG CTA Index for the one-, three-, five-, and ten-year or since/inception periods ended December 31, 2023.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee payable to Niederhoffer and noted that it was lower than the fees that Niederhoffer charges for similarly managed investment strategies. The Board considered the respective duties of Rational and Niederhoffer and analyzed how fees were allocated.

Profitability. A profitability analysis from Niederhoffer demonstrated that Niederhoffer expected to realize a profit in its first year of managing the Fund.

Economies of Scale. The Board agreed that economies of scale were a primarily an advisor-level issue and should be considered with respect to the overall management agreement with Rational, taking into consideration the impact of sub-advisory expenses.

Conclusion. The Board considered many factors, and no single factor was determinative to the decision of the Board concerning the approval of the Sub-Advisory Agreement. Having requested and received such information from Niederhoffer as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of counsel, the Board concluded approval of the Agreement was in the best interests of the Fund and its prospective shareholders.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable - See Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable - See Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund and Variable Insurance Trust

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
President/Principal Executive Officer
Date: 3/4/2025

By	/s/ Erik Naviloff
Erik Naviloff
Treasurer/Principal Financial Officer
Date: 3/4/2025